Registration No. 333-19925
                                                    Registration No. 811-1705
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

           Pre-Effective Amendment No.                                       |_|

           Post-Effective Amendment No. 1                                    |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|


           Amendment No.  63                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On May 1, 1998 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                              Cross Reference Sheet
                  Showing Location of Information in Prospectus
                  ---------------------------------------------


         Form N-4 Item                                        Prospectus Caption
         -------------                                        ------------------
 1.      Cover Page                                           Cover Page

 2.      Definitions                                          General Terms

 3.      Synopsis                                             Part 1:  Summary

 4.      Condensed Financial                                  Not Applicable
         Information

 5.      General Description of                               Part 1:  Summary, Part 2:
         Registrant, Depositor and                            Separate Account A
         Portfolio Companies                                  and its Investment Funds

 6.      Deductions and Expenses                              Part 6:  Deductions and Charges

 7.      General Description of                               Part 5:  Provisions of the
         Variable Annuity Contracts                           Contracts

 8.      Annuity Period                                       Part 5:  Provisions of the Contracts

 9.      Death Benefit                                        Not Applicable

10.      Purchases and Contract Value                         Part 3:  Illustrated Monthly Variable Income
                                                              Annuity Option Payments
                                                              Part 5:  Provisions of the Contracts

11.      Redemptions                                          Not Applicable

12.      Taxes                                                Part 8:  Tax Aspects of the Contracts

13.      Legal Proceedings                                    Not Applicable

14.      Table of Contents of the                             Statement of Additional
         Statement of Additional                              Information Table of
         Information                                          Contents

                              Cross Reference Sheet
                         Showing Location of Information
                     in Statement of Additional Information
                     --------------------------------------

                                                              Statement of Additional
         Form N-4 Item                                        Information Caption
         -------------                                        -------------------
15.      Cover Page                                           Cover Page

16.      Table of Contents                                    Table of Contents

17.      General Information                                  Prospectus - Part 1:  Summary
         and History

18.      Services                                             Not Applicable

19.      Purchases of Securities                              Prospectus - Part 5:  Provisions
         Being Offered                                        of the Contracts - Distribution of Contracts

20.      Underwriters                                         Prospectus - Part 5:  Provisions
                                                              of the Contracts - Distribution of Contracts


21.      Calculation of Performance                           Part 2:  Annuity Unit Values
         Data

22.      Annuity Payments                                     Part 2:  Annuity Unit Values

23.      Financial Statements                                 Part 4:  Financial Statements

                           VARIABLE IMMEDIATE ANNUITY
                          PROSPECTUS DATED MAY 1, 1998


                          ----------------------------

             VARIABLE IMMEDIATE ANNUITY CONTRACT FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A

                                   Issued By:
            The Equitable Life Assurance Society of the United States

This prospectus describes the single premium payment Variable Immediate Annuity Contract (CONTRACT) offered by The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). The Contract is designed to implement the payment of annuity benefits to be received as part of a retirement plan.


The Contract offers a Variable Income Annuity Option funded through one or more of fourteen variable investment funds (INVESTMENT FUNDS) of Separate Account A (SEPARATE ACCOUNT) listed below. The Contract also offers a Fixed Income Annuity Option funded by our general account and available in combination with the Variable Income Annuity Option.


                                                        INVESTMENT FUNDS

---------------------------------------------------------------------------------------------------------------------------------

o  Alliance Money Market                      o  Alliance Growth & Income                 Asset Allocation Series:
o  Alliance Intermediate Government           o  Alliance Equity Index                    o  Alliance Conservative Investors
   Securities                                 o  Alliance Common Stock                    o  Alliance Balanced
o  Alliance Quality Bond                      o  Alliance Global                          o  Alliance Growth Investors
o  Alliance High Yield                        o  Alliance International
                                              o  Alliance Aggressive Stock
                                              o  Alliance Small Cap Growth

---------------------------------------------------------------------------------------------------------------------------------


We invest each Investment Fund in shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (TRUST), a mutual fund whose shares are purchased by separate accounts of insurance companies. The prospectus for the Trust, directly following this prospectus, describes the investment objectives, policies and risks of the Portfolios.

Transfers among the Investment Funds are permitted. No transfers are permitted between the Fixed Income Annuity Option and the Variable Income Annuity Option. After a Contract has been issued, it may not be surrendered. The Contract has no cash value. Monthly payments under the Variable Income Annuity Option will vary in accordance with the investment performance of the Investment Funds.

This prospectus provides information about the Contract that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless it is attached to a current prospectus for the Trust, which you should also read carefully.


A registration statement relating to the Separate Account has been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated May 1, 1998, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to the Processing Office at P.O. Box 2494, New York, New York 10116-2494 or calling 1-800-245-1230, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

                                 Copyright 1998
                      The Equitable Life Assurance Society
                of the United States, New York, New York 10104.
                              All rights reserved.
                                    888-1156                     Cat. No. 127661

--------------------------------------------------------------------------------

                          PROSPECTUS TABLE OF CONTENTS

--------------------------------------------------------------------------------

GENERAL TERMS                                       PAGE  3


PART 1:   SUMMARY                                   PAGE  4
Equitable Life                                         4
Income Annuity Options                                 4
Premium Payments                                       4
Transfers                                              4
10-Day Free Look                                       5
Year 2000 Progress                                     5
Charges                                                5
Fee Table                                              6
Hudson River Trust Annual Expenses                     6


PART 2:   SEPARATE ACCOUNT A AND
          ITS INVESTMENT FUNDS                      PAGE  7
Separate Account A                                     7
The Trust                                              7
The Trust's Investment Adviser                         8
Investment Policies and Objectives
   of the Trust's Portfolios                           9


PART 3:   VARIABLE INCOME
          ANNUITY OPTIONS                           PAGE 11
Factors That Affect Monthly
   Variable Annuity Payments                          11


PART 4:   FIXED INCOME
          ANNUITY OPTION                            PAGE 12


PART 5:   PROVISIONS OF THE CONTRACTS               PAGE 13
Selecting Annuity Options                             13
Premium Payments under
   the Contracts                                      13
Transfers                                             13
Annuity Distribution Options                          14
How Payments Are Determined                           14
Annuity Unit Values                                   14
Distribution of the Contract                          14

PART 6:   DEDUCTIONS AND CHARGES                    PAGE 15
Trust Charges to Portfolios                           15
Charges to Investment Funds                           15
Administrative Expense Charge                         15
Other Charges                                         15
Charge for Applicable Taxes                           15

PART 7:   VOTING RIGHTS                             PAGE 16
Trust Voting Rights                                   16
Separate Account Voting Rights                        16
Voting Rights of Others                               16
Changes in Applicable Law                             16

PART 8:   TAX ASPECTS OF THE CONTRACT               PAGE 17
Tax Changes                                           17
Taxation of Annuity Payments                          17
Special Rules for Tax-Favored
Retirement Programs                                   18
   Qualified Plans and TSAs                           18
   IRAs                                               18
Federal and State Income Tax
   Withholding                                        19
Special Rules for Contracts
   Issued in Puerto Rico                              20
Impact of Taxes to Equitable Life                     20

PART 9:   OTHER INFORMATION                         PAGE 21

Financial Statements                                  21
Legal Proceedings                                     22


APPENDIX                                            PAGE 23

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS                                   PAGE 24

--------------------------------------------------------------------------------

                                  GENERAL TERMS

--------------------------------------------------------------------------------

The Contract is designed as an annuity benefit payment vehicle for either personal or employer-sponsored retirement programs. In this prospectus, the terms "we," "our" and "us" mean The Equitable Life Assurance Society of the United States (Equitable Life). The terms "you" and "your" refer to the Contract Owner.

AIR -- The assumed base rate of net investment return used in determining monthly payments under the Contract.

ANNUITANT -- The individual who is the measuring life for determining annuity benefits. The Annuitant may, in certain cases, not be the Contract Owner. The Annuitant is entitled to exercise rights under a Contract only if that person is also the Contract Owner.

ANNUITY UNIT -- Premiums allocated to an Investment Fund purchase annuity units in that Investment Fund. The "Annuity Unit Value" is the dollar value of each Annuity Unit in an Investment Fund on a given date.


BUSINESS DAY -- Generally, our Business Day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays and also on Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our Business Day ends at 4:00 p.m. Eastern Time.


CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT -- The Variable Immediate Annuity Contract.

CONTRACT DATE -- This is the Business Day, and any anniversary thereof, we receive at our Processing Office the properly completed and signed application form for your Contract, any other required documentation and a premium payment.

CONTRACT OWNER -- The person who owns the Contract. The person who is entitled to exercise rights under the Contract and to receive the annuity benefits (unless another payee is designated).

INCOME ANNUITY OPTIONS -- The Variable Income Annuity funded by one or more of the fourteen Investment Funds, and the Fixed Income Annuity funded by our general account and available in combination with the Variable Income Annuity.

INVESTMENT FUNDS -- These are the fourteen variable investment funds of the Separate Account that are listed on the first page of this prospectus.

PORTFOLIOS -- The portfolios of the Trust that correspond to the Investment Funds of the Separate Account.

PROCESSING OFFICE -- The office to which all premiums, written requests or other written communications must be sent.

SAI -- The Statement of Additional Information.

SEPARATE ACCOUNT -- Our Separate Account A.

TRUST -- The Hudson River Trust, a mutual fund in which the assets of Separate Account A are invested.

--------------------------------------------------------------------------------

                                 PART 1: SUMMARY

--------------------------------------------------------------------------------

The following Summary is qualified in its entirety by the terms of the Contract as issued and the more detailed information appearing elsewhere in the prospectus. Please be sure to read the prospectus in its entirety.

EQUITABLE LIFE

EQUITABLE LIFE is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.


Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the HOLDING COMPANY). The largest stockholder of the Holding Company is AXA-UAP S.A. (AXA), a French company. As of December 31, 1997, AXA beneficially owned approximately 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $274.1 billion of assets as of December 31, 1997, including third party assets of approximately $216.9 billion. We are one of the nation's leading pension fund managers. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half the Fortune 100, more than 42,000 small businesses, state and local retirement funds in more than half the 50 states, approximately 250,000 employees of educational and non-profit institutions, as well as nearly 500,000 individuals. Millions of Americans are covered by Equitable Life's annuity, life and pension contracts.


INCOME ANNUITY OPTIONS

The Contract offers the Variable Income Annuity Option, funded through one or more of the fourteen Investment Funds (Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth and the Alliance Asset Allocation Series: Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors) and a Fixed Income Annuity Option funded by our general account and available in combination with the Variable Income Annuity Option. The Fixed Income Annuity Option is not available separately under this Contract.

Each Investment Fund invests in shares of a corresponding Portfolio of the Trust. The attached Trust prospectus describes the investment objectives and policies of the Portfolios available to Contract Owners. The Income Annuity Options are available only in forms that provide for life contingencies. Once issued, a Contract may not be surrendered. The Contract does not have a cash surrender value.

PREMIUM PAYMENTS

The single premium payment for a Contract must be made by check, drawn on a bank in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection.

You may instruct us to allocate your payment to one or more of the Investment Funds under a Variable Income Annuity Option, whether or not purchased in combination with a Fixed Income Annuity Option. Allocation percentages must be in whole numbers and the sum of your allocations must equal 100%.

TRANSFERS

You may direct us to transfer funds among the Investment Funds available under the Contract at least once per year, on the Contract Date, although Equitable
Life may, in accordance with its procedures, allow more frequent transfers without tax liability or charge. The Fixed Income Annuity Option does not provide for transfers.

10-DAY FREE LOOK

You have the right to examine your Contract for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days. This right applies only to the initial Owner of a Contract.

For premium payments allocated to Investment Funds, your refund will equal that premium payment plus or minus any investment gain or loss through the date we receive your Contract at our Processing Office less any annuity payments you may have already received. Certain daily charges will also be automatically deducted. For premium payments allocated to purchase the Fixed Income Annuity Option, the refund will equal the amount allocated to the Fixed Income Annuity Option, without interest, less any payments already received. Some states or Federal income tax regulations may require that we calculate the refund differently. We follow these same procedures if you change your mind before a Contract has been issued, but after a premium payment has been made.

In certain cases, there may be tax implications to canceling your Contract during the free look period. You should consult your own tax adviser prior to investing.


YEAR 2000 PROGRESS

Equitable Life relies upon various computer systems in order to administer your Contract and operate the Income Annuity Options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life believes it has identified those of its systems critical to business operations that are not Year 2000 compliant. By year end 1998, Equitable Life expects that the work of modifying or replacing non-compliant systems will substantially be completed and expects a comprehensive test of its Year 2000 compliance will be performed in the first half of 1999. Equitable Life is in the process of seeking assurances from third party service providers that they are acting to address the Year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract holders and on operations of the Income Annuity Options. Any significant unresolved difficulty related to the Year 2000 compliance initiatives could have a material adverse effect on the ability to administer your policy and operate the Income Annuity Options. Assuming the timely completion of computer modifications by Equitable Life and third party service providers, there should be no material adverse effect on our ability to perform these functions.


CHARGES

Following is a summary of the charges which are applicable, directly or indirectly, under your Contract.

o ADMINISTRATIVE EXPENSE CHARGE-- A one-time charge of $350 is deducted from the premium payment for administrative expenses of the Contract.

o OTHER CHARGES-- A charge equal to 6% of the premium payment is deducted for sales expenses when the premium payment is made. No other sales charge applies.

o CHARGES TO INVESTMENT FUNDS -- We make daily charges for certain expenses of the Contract, including mortality and expense risks and administrative expenses, including financial accounting. The charges are assessed against the Separate Account assets at an annual rate not to exceed 1.25% for mortality and expense risks and 0.30% for administrative expenses, including financial accounting. The Annuity Unit Values reflect these charges.


o CHARGE FOR APPLICABLE TAXES -- We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. The current tax charge that might be imposed varies by state and ranges from 0% to 3.50% of the premium payment made; the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

o TRUST CHARGES TO PORTFOLIOS -- Investment advisory fees and other expenses of the Trust are charged daily against the Trust's assets. These charges are reflected in the daily share prices of the Portfolios and, indirectly, in the Annuity Unit Values for the Investment Funds.

FEE TABLE

The following table will assist you in understanding the various costs and expenses you will bear directly or indirectly under your Contract so that you may compare them with other products. The only expenses shown in the tables that apply to the Fixed Income Annuity Option are the Administrative Expense Charge and Front-End Sales Charge. The table reflects expenses of the Separate Account as well as the Trust. A deduction of a charge for any applicable state or local taxes may also apply. For more complete information, see "Part 6: Deductions and Charges."


CONTRACT OWNER TRANSACTION EXPENSES
    ADMINISTRATIVE EXPENSE CHARGE (DEDUCTED FROM PREMIUM PAYMENT).....................................     $350
    OTHER CHARGES (AS A PERCENTAGE OF PREMIUM PAYMENT)................................................     6.00%


SEPARATE ACCOUNT ANNUAL EXPENSES (MAXIMUM)(1)
    Mortality and Expense Risk Charge.................................................................     1.25%
    Asset-Based Administrative Charge.................................................................     0.30%
    Total Separate Account Annual Expenses (1)........................................................     1.55%

HUDSON RIVER TRUST ANNUAL EXPENSES

                                                   ALLIANCE
                                                 INTERMEDIATE                                   ALLIANCE
                                  ALLIANCE        GOVERNMENT        ALLIANCE      ALLIANCE      GROWTH &       ALLIANCE
                                MONEY MARKET      SECURITIES      QUALITY BOND   HIGH YIELD      INCOME      EQUITY INDEX
---------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees             0.35%           0.50%             0.53%        0.60%          0.55%         0.32%
Other Expenses                       0.04%           0.06%             0.05%        0.04%          0.04%         0.04%
---------------------------------------------------------------------------------------------------------------------------
Total Trust Annual
   Expenses (2) (3)                  0.39%           0.56%             0.58%        0.64%          0.59%         0.36%
===========================================================================================================================

                          ALLIANCE                            ALLIANCE     ALLIANCE     ALLIANCE                 ALLIANCE
                           COMMON    ALLIANCE    ALLIANCE    AGGRESSIVE   SMALL CAP   CONSERVATIVE   ALLIANCE     GROWTH
                            STOCK     GLOBAL   INTERNATIONAL    STOCK       GROWTH      INVESTORS    BALANCED   INVESTORS
---------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees      0.37%     0.65%      0.90%         0.54%       0.90%        0.48%         0.42%      0.52%
Other Expenses                0.03%     0.08%      0.18%         0.03%       0.05%        0.07%         0.05%      0.05%
---------------------------------------------------------------------------------------------------------------------------
Total Trust Annual
   Expenses (2) (3)           0.40%     0.73%      1.08%         0.57%       0.95%        0.55%         0.47%      0.57%
===========================================================================================================================

------------
Notes:
(1) We are currently charging only 0.50% against the amounts held in the Investment Funds. We reserve the right to impose a charge in the future of up to 1.55% against the amounts held in the Investment Funds.

(2) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between the Trust and Alliance Capital Management L.P., the Trust's Investment Adviser, which effected changes in the Trust's management fee and expense structure. See the Trust prospectus for more information.

     The table reflects the Trust's estimated expenses based on information for the year ended December 31, 1997, and has been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.

(3) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of the Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. The Trust expenses are shown as a percentage of each Portfolio's average net assets. See "Trust Charges to Portfolios" in Part 6.

--------------------------------------------------------------------------------

               PART 2: SEPARATE ACCOUNT A AND ITS INVESTMENT FUNDS

--------------------------------------------------------------------------------

SEPARATE ACCOUNT A

Separate Account A is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (1940 ACT). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of the Trust. You may allocate some or all of your premium among the Investment Funds.

The assets of the Separate Account are our property. As a separate account under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Contract will not be chargeable with liabilities arising out of any other business we may conduct. Accordingly, income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We are the issuer of the Contract, and the obligations set forth in the Contract (other than those of Annuitants or Contract Owners) are our obligations.

In addition to the premium payment made under your Contract, we may allocate to the Separate Account monies received under other annuity contracts, certificates or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Contract or to other contracts, certificates or agreements, or we may transfer them to our general account.


We reserve the right, subject to compliance with applicable law, including approval of Contract Owners if required, (1) to add new Investment Funds (or subdivisions of Investment Funds) to, or remove Investment Funds (or subdivisions of Investment Funds) from, the Separate Account; or to add other separate accounts in addition to or in place of the Separate Account, (2) to combine any two or more Investment Funds or subdivisions thereof, (3) to transfer assets determined by us to be the share of the class to which the Contracts belong from any of the Investment Funds to another Investment Fund by withdrawing the same percentage of each investment in that Investment Fund with appropriate adjustments to avoid odd lots and fractions, (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act (which may be directed by a committee which may be composed of a majority of persons who are "interested persons" of Equitable Life under the 1940 Act, which committee may be discharged by us at any time) or in any other form permitted by law, including a form that allows us to make direct investments, (5) to deregister the Separate Account under the 1940 Act, (6) to cause one or more Investment Funds to invest in a mutual fund other than or in addition to the Trust, (7) to discontinue the sale of Contracts, (8) to terminate any employer or plan trustee agreement pursuant to its terms and (9) to restrict or eliminate any voting rights of Contract Owners or other people who have voting rights that affect the Separate Account.


If any changes are made that result in a material change in the underlying investments of an Investment Fund, Contract Owners will be notified. We may make other changes in the Contracts that do not reduce any annuity benefit, or other accrued rights or benefits.

THE TRUST

The Trust is an open-end, diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of the Trust. The Trust commenced operations in January 1976 with a predecessor of its Common Stock Portfolio. The Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to the Trust are reinvested in full and fractional shares of the Portfolio to which they relate.

More detailed information about the Trust, its investment objectives, policies, restrictions, risks, expenses and all other aspects of its operations, appears in its prospectus, or in its statement of additional information.

THE TRUST'S INVESTMENT ADVISER


The Trust is managed and advised by Alliance Capital Management LP (ALLIANCE), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Alliance, an indirect, majority-owned subsidiary of Equitable Life, is a publicly traded limited partnership. At December 31, 1997, Alliance was managing approximately $218.7 billion in assets. Alliance acts as investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowments funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's record as an investment manager is based, in part, on its ability to provide a diversity of investment services to domestic, international and global markets. Alliance prides itself on its ability to attract and retain a quality, professional work force. Alliance employs 223 investment professionals, including 83 research analysts. Portfolio managers have average investment experience of more than 14 years.


Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

INVESTMENT POLICIES AND OBJECTIVES OF THE TRUST'S PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved.

The policies and objectives of the Trust's Portfolios are as follows:

           PORTFOLIO                             INVESTMENT POLICY                                  OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market........    Primarily high-quality short-term money market    High level of current income while
                                    instruments.                                      preserving assets and maintaining
                                                                                      liquidity.

Alliance Intermediate            Primarily debt securities issued or guaranteed    High current income consistent with
   Government                       by the U.S. Government, its agencies and          relative stability of principal.
   Securities................       instrumentalities. Each investment will have
                                    a final maturity of not more than 10 years
                                    or a duration not exceeding that of a
                                    10-year Treasury note.

Alliance Quality Bond........    Primarily investment grade fixed-income           High current income consistent with
                                    securities.                                       preservation of capital.

Alliance High Yield..........    Primarily a diversified mix of high-yield,        High return by maximizing current  income
                                    fixed-income securities involving greater         and, to the extent consistent  with that
                                    volatility of price and risk of principal         objective, capital appreciation.
                                    and income than high-quality fixed-income
                                    securities.  The medium- and lower-
                                    quality debt securities in which the
                                    Portfolio may invest are known as "junk
                                    bonds."

Alliance Growth &                Primarily income producing common stocks and      High total return through a combination of
   Income....................       securities convertible into  common stocks.       current income and capital appreciation.

Alliance Equity Index........    Selected securities in the S&P 500 Index (the     Total return performance (before trust
                                    "Index") which the adviser believes will,         expenses and Separate Account annual
                                    in the aggregate, approximate the                 expenses) that approximates the
                                    performance results of the Index.                 investment performance of the Index
                                                                                      (including reinvestment of dividends) at
                                                                                      risk level consistent with that of the
                                                                                      Index.

Alliance Common Stock........    Primarily common stock and other equity-type      Long-term growth of capital and increasing
                                    instruments.                                      income.

Alliance Global..............    Primarily equity securities of non-United         Long-term growth of capital.
                                    States as well as United States companies.

Alliance International.......    Primarily equity securities selected              Long-term growth of capital.
                                    principally to permit participation in
                                    non-United States companies with
                                    prospects for growth.

Alliance Aggressive              Primarily common stocks and other equity-type     Long-term growth of capital.
   Stock.....................       securities issued by medium- and other
                                    smaller-sized companies with strong growth
                                    potential.

           PORTFOLIO                             INVESTMENT POLICY                                  OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap              Primarily common stocks and other                 Long-term growth of capital.
    Growth...................       equity-type securities issued by
                                    smaller-sized companies with
                                    strong growth potential.


Asset Allocation Series:
Alliance Conservative           Diversified mix of publicly traded,               High total return without, in the adviser's
    Investors................       fixed-income and equity securities;               opinion, undue risk to principal.
                                    asset mix and security selection are
                                    primarily based upon factors expected
                                    to reduce risk.  The Portfolio is
                                    generally expected to hold
                                    approximately 70% of its assets in
                                    fixed-income securities and 30% in
                                    equity securities.


Alliance Balanced............   Primarily common stocks, publicly traded          High return through a combination of current
                                    debt securities and high-quality money            income and capital appreciation.
                                    market instruments.  The Portfolio is
                                    generally expected to hold 50% of its
                                    assets in equity securities and 50% in
                                    fixed-income securities.

Alliance Growth                 Diversified mix of publicly traded,               High total return consistent with the
    Investors................       fixed-income and equity securities;               adviser's determination of reasonable
                                    asset mix and security selection based            risk.
                                    upon factors expected to increase
                                    possibility of high long-term return.
                                    The Portfolio is generally expected to
                                    hold approximately 70% of its assets in
                                    equity securities and 30% in
                                    fixed-income securities.

--------------------------------------------------------------------------------

                     PART 3: VARIABLE INCOME ANNUITY OPTIONS

--------------------------------------------------------------------------------

FACTORS THAT AFFECT MONTHLY VARIABLE ANNUITY PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

1. the Variable Income Annuity Option that you select, your age and the age of any joint Annuitant when you make your selection, and the gender of the Annuitant(s);

2. the base rate of return ("base rate") or assumed investment return ("AIR") shown on your Contract data page; and

3. the amount of premium that you allocate to the Investment Fund(s) under the Variable Income Annuity Option that you select.

The amount of the first two monthly variable annuity payments is the same.

Thereafter, your monthly payments will vary according to the net investment return (i.e., after deducting applicable charges) of the Investment Fund(s) you selected.

This section describes how these factors can affect your monthly payments. Also, see "How Payments Are Determined" in Part 5 of this prospectus.

VARIABLE INCOME ANNUITY OPTIONS

You can choose from four types of Variable Income Annuity Options. See "Annuity Distribution Options" in Part 5 of this prospectus. Each Option involves a life contingency, which means that Equitable Life guarantees that you will receive annuity payments for the rest of your life and the life of any joint Annuitant.

Because each Variable Income Annuity Option involves a life contingency, the amount of your first monthly payment will depend on your age, the age of any joint Annuitant, and your gender and the gender of any joint Annuitant.

All other factors being equal, the older you are at the time of purchase, generally the larger the amount of your monthly payments. The Variable Income Annuity Options that do not involve a period certain or a joint Annuitant generally will provide you with a higher monthly payment than Options that involve those features. In addition, generally female Annuitants receive lower monthly payments than male Annuitants of the same age.

ASSUMED INVESTMENT RETURN (AIR)

The AIR is the assumed base rate of investment return that we use to calculate the amount of your initial monthly payment under your Contract. All Contracts have an AIR of 5%, except for Contracts issued in states where a 3.5% AIR (maximum) is used.

INVESTMENT FUNDS

You can allocate your premium dollars (net of initial charges) to one or more Investment Funds. See "Investment Policies and Objectives of the Trust's Portfolios" in Part 2 of this prospectus. Amounts allocated to the Investment Funds purchase annuity units of the Funds. Each Investment Fund invests in shares of a corresponding portfolio of the Trust, a mutual fund. The number of annuity units purchased is calculated by dividing the first monthly payment by the applicable annuity unit value as of the date the single premium amount is received by us. The amount of the third and subsequent monthly payments is calculated by multiplying the number of annuity units held in the Investment Fund by the average annuity unit value for the selected Investment Fund. The average annuity unit value is the average of the annuity unit values for the second calendar month immediately preceding the due date of the payment. The annuity unit values reflect the actual rate of net investment return (after charges) of the applicable Investment Fund.

If an Investment Fund's net investment return equals the AIR, then the amount of your monthly payment will not change. If the net investment return is greater than the AIR, then the amount of your monthly payment will increase. Conversely, if the net investment return is less than the AIR, then the amount of your monthly payment will decrease.

Monthly payments under Contracts with AIRs of 3.5% will at first be smaller than those under Contracts with AIRs of 5%. Monthly payments under Contracts with AIRs of 3.5% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity units are falling, than those under Contracts with AIRs of 5%.

--------------------------------------------------------------------------------

                       PART 4: FIXED INCOME ANNUITY OPTION

--------------------------------------------------------------------------------

You may allocate a portion of your premium payment to the Fixed Income Annuity Option which is part of our general account. The general account supports all of our insurance policy and annuity contract guarantees, as well as our general obligations. The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (1933 ACT), nor is the general account an investment company under the 1940 Act. Accordingly, the general account is not subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures that are included in the prospectus for your information and that relate to the general account and the Fixed Income Annuity Option. These disclosures, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------

                       PART 5: PROVISIONS OF THE CONTRACTS

--------------------------------------------------------------------------------

The provisions of your Contract may be restricted by any plan or agreement relating to it or by applicable laws or regulations.

SELECTING ANNUITY OPTIONS

You may select the Variable Income Annuity Option funded through one or more of the Investment Funds, alone, or in combination with the Fixed Income Annuity Option. The first two monthly payments are fixed. The third and subsequent monthly annuity payments received under the Variable Income Annuity Option will increase or decrease depending upon the investment performance of the Investment Funds. The amount of the payment received under the Fixed Income Annuity Option will be the same each month and will not fluctuate. If you choose a combination of the Variable Income Annuity and Fixed Income Annuity Options, you will receive a single monthly payment representing the sum of the Variable Income Annuity and Fixed Income Annuity payments due.

Annuity payments under the Contract will commence one month following the date we receive your premium payment. The annuity distribution options available under such Contracts are Life Annuity (except in New York), Life Annuity with Period Certain, Joint and Survivor Life Annuity and Joint and Survivor Life Annuity with Period Certain. Once issued, a Contract may not be surrendered. THE CONTRACT DOES NOT HAVE A CASH SURRENDER VALUE.

PREMIUM PAYMENTS UNDER THE CONTRACTS


Premium payments are made in a single sum amount. Your premium payment must be accompanied by a completed application. All premium payments must be made by check, preferably on your personal or business account, drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. All checks are accepted subject to collection. Cash and traveler's checks are not acceptable. Third party checks payable to someone other than Equitable Life and endorsed over to Equitable Life are not acceptable unless the check is rollover money directly from a qualified retirement plan or it is a trustee check that involves no refund. At our discretion, and subject to such terms as we may require, we may also allow premium payments to be made by wire transfers or other means.
Equitable's policy is to return any unacceptable forms of payment, and the policyowner bears the risk of lapse or other consequences which may result from the effective non-payment. We allocate premium payments to the annuity options you select according to your allocation percentages.


This contract should not be used if the allocation to the Fixed Income Annuity Option is 100%. Otherwise, there is no maximum amount of the premium payment that you may allocate to the Fixed Income Annuity Option. The combination of your allocations to the Fixed Income Annuity Option and the Variable Income Annuity Option must equal 100%.

A premium payment allocated to an Investment Fund of the Variable Income Annuity Option is converted to Annuity Units of that Investment Fund. The number of Annuity Units credited equals the dollar amount of the initial annuity payment divided by the Annuity Unit Value for that Investment Fund computed at the end of the Valuation Period in which we receive the premium payment at our Processing Office. A VALUATION PERIOD is each Business Day together with any consecutive, preceding non-business days. The number of Annuity Units credited upon the allocation of a premium payment, or any transfer to an Investment Fund, will not vary because of any later change in the Annuity Unit Value, nor will the number of Annuity Units credited under an Investment Fund change while monthly annuity payments are being made based upon the Annuity Unit Value of the Investment Fund. The Annuity Unit Value varies with the investment performance (relative to the AIR) of the Investment Fund, which in turn reflects the investment income and realized and unrealized capital gains and losses of the corresponding Portfolio, as well as the Trust expenses. A description of the computation of the Annuity Unit Value is found in the SAI.

TRANSFERS

You may transfer all or portions of the Annuity Units credited under your Contract among the Investment Funds you have chosen at least once each year, on the Contract Date although Equitable may, in accordance with its procedures, allow more frequent transfers. The Contract does not permit transfers between the Fixed Income Annuity Option and the Variable Income Annuity Option. Transfer requests can be forwarded to the processing office up to 30 days prior to the Contract Date. Any transfer request received after the Contract Date will be returned. A transfer request will be effective on the next Contract Date after receipt at our Processing Office. Transfers in or out of the Investment Funds will be at the Annuity Unit Value computed as of such effective date. All transfers among the Investment Funds will be confirmed in writing. Your signed request for a transfer should specify your Contract number, the amount of your Annuity Unit Value as of that date to be transferred and the Investment Funds to and from which the amounts are to be transferred.

ANNUITY DISTRIBUTION OPTIONS

You may elect to receive your Variable Income Annuity Option payments, or your combined Variable Income Annuity Option and your Fixed Income Annuity Option payments, on any one of the forms listed below. If your annuity payments are the sum of amounts received under both the Variable Income Annuity Option and the Fixed Income Annuity Option, you must select the same form for both.

o LIFE ANNUITY: An annuity which guarantees payments for the rest of the Annuitant's life. Payments end with the last monthly payment before the Annuitant's death. Because there is no continuing benefit following the Annuitant's death, this annuity form provides the highest monthly payment of any of the life annuity distribution options.

o LIFE ANNUITY -- PERIOD CERTAIN: This annuity form guarantees payments for the rest of the Annuitant's life. In addition, if the Annuitant dies before the end of a selected period of time (the "certain period"), payments will continue to the beneficiary for the balance of the certain period. The certain period cannot exceed life expectancy.

o JOINT AND SURVIVOR LIFE ANNUITY: This annuity form guarantees payments for the rest of the Annuitant's life and, after his or her death, continuation of the payments to the survivor.

o JOINT AND SURVIVOR LIFE ANNUITY -- PERIOD CERTAIN: This annuity form guarantees payments for the rest of the Annuitants' lives. In addition, if both Annuitants die before the period certain, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed joint life expectancy.

HOW PAYMENTS ARE DETERMINED

The size of the initial variable annuity payment will depend on the amount applied to purchase the annuity, the AIR, the form of distribution, the Annuitant's age (and any joint annuitant's age) and in certain instances, the sex of the Annuitant(s). The growth in value of your annuity payments is neither guaranteed nor projected. Once an annuity distribution option is chosen and payments have commenced, the distribution option cannot be changed.

Under a Variable Income Annuity Option, payments after the first two will vary according to the investment performance of the Investment Fund(s) selected to fund the variable payments. After the first two payments, each monthly payment will be calculated by multiplying the number of Annuity Units credited by the average Annuity Unit Value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the Annuity Unit Value on the Business Day the premium is received. The average Annuity Unit Value is the average of the Annuity Unit Values for the month. In the case of a transfer between Investment Funds, the number of Annuity Units (if not specified) is calculated by dividing the dollar value of the transfer by the Annuity Unit Value of the Investment Fund(s) you are transferring into on the Contract Date or such other date as Equitable may allow, in accordance with its procedures.


ANNUITY UNIT VALUES

The Annuity Unit Value for the Investment Funds of the Variable Immediate Annuity Contract was fixed on October 1, 1997 for contracts with assumed base rates of net investment return of 5% and 3 1/2% a year, respectively. The table below sets forth the Annuity Unit Values on October 1, 1997 and on December 31, 1997 (rounded to two decimal places). Further information concerning Annuity Unit Values is included in the Statement of Additional Information.

                                                           10/1/97      12/31/97
Alliance Money Market Fund                     3 1/2%       $1.03        $1.03
                                                   5%       $1.00        $1.00
Alliance Intermediate                          3 1/2%       $1.04        $1.05
  Government Securities Fund                       5%       $1.01        $1.02
Alliance Quality Bond Fund                     3 1/2%       $1.09        $1.10
                                                   5%       $1.06        $1.06
Alliance High Yield Fund                       3 1/2%       $1.39        $1.40
                                                   5%       $1.35        $1.35
Alliance Growth & Income Fund                  3 1/2%       $1.52        $1.49
                                                   5%       $1.47        $1.44
Alliance Equity Index Fund                     3 1/2%       $1.62        $1.63
                                                   5%       $1.57        $1.57
Alliance Common Stock Fund                     3 1/2%       $1.53        $1.55
                                                   5%       $1.48        $1.50
Alliance Global Fund                           3 1/2%       $1.28        $1.23
                                                   5%       $1.24        $1.19
Alliance International Fund                    3 1/2%       $1.15        $1.03
                                                   5%       $1.11        $0.99
Alliance Aggressive Stock Fund                 3 1/2%       $1.52        $1.37
                                                   5%       $1.48        $1.32
Alliance Small Cap Growth Fund                 3 1/2%       $1.31        $1.23
                                                   5%       $1.30        $1.22
Alliance Conservative Investors Fund           3 1/2%       $1.16        $1.15
                                                   5%       $1.12        $1.11
Alliance Balanced Fund                         3 1/2%       $1.27        $1.24
                                                   5%       $1.23        $1.20
Alliance Growth Investors Fund                 3 1/2%       $1.33        $1.29
                                                   5%       $1.29        $1.25

DISTRIBUTION OF THE CONTRACT

As the distributor of the Contract, EQ Financial Consultants, Inc. (EQF), an indirect wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Contract. EQF also serves as the principal underwriter of the Separate Account under the 1940 Act. EQF is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1290 Avenue of the Americas, New York, New York 10104.


The offering of the Contract is intended to be continuous.

--------------------------------------------------------------------------------

                         PART 6: DEDUCTIONS AND CHARGES

--------------------------------------------------------------------------------

The following deductions and charges described below apply under the Contract. However, Trust charges to Portfolios and charges to Investment Funds do not apply to the Fixed Income Annuity Option.

TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against the Trust's assets, direct operating expenses of the Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of the Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be increased without a vote of that Portfolio's shareholders. The maximum fees are as follows:

------------------------------------------------------------
                                   MAXIMUM INVESTMENT
TRUST PORTFOLIO                ADVISORY FEE (ANNUAL RATE)
------------------------------------------------------------
Alliance Money Market                   0.350%
Alliance Intermediate
  Government Securities                 0.500%
Alliance High Yield                     0.600%
Alliance Quality Bond                   0.525%
Alliance Growth and Income              0.550%
Alliance Equity Index                   0.325%
Alliance Common Stock                   0.475%
Alliance Global                         0.675%
Alliance International                  0.900%
Alliance Aggressive Stock               0.625%
Alliance Small Cap Growth               0.900%
Alliance Conservative
  Investors                             0.475%
Alliance Balanced                       0.450%
Alliance Growth Investors               0.550%
------------------------------------------------------------

Investment advisory fees are established under investment advisory agreements between the Trust and its investment adviser, Alliance. All of these fees and expenses are described more fully in the Trust prospectus. Since Trust shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the Separate Account and are reflected in the Annuity Unit Values for the Investment Funds.

CHARGES TO INVESTMENT FUNDS


We make a daily charge at an effective annual rate of 0.50% against the net daily assets held in each of the Investment Funds. This charge is reflected in the Annuity Unit Values for the particular Investment Fund and is subject to a maximum of 1.55% in the future, which covers maximum mortality and expense risk charges of 1.25% and maximum expenses of 0.30%.


We assume a mortality risk by our obligation to make annuity payments for the life of the Annuitant regardless of the Annuitant's longevity. The expense risk we assume is the risk that, over time, our actual expense of administering the Contracts may exceed the amounts realized from the asset-based expense charge and the administrative expense charge. Part of the mortality and expense risk charge may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the Contract to the extent that the charge is not needed to meet the actual expenses incurred.


The asset-based charge for expenses, together with the administrative expense charge described below, are designed to reimburse us for our costs in providing administrative services in connection with the Contract, and are not designed to include an element of profit. The amount of the administrative expense charge imposed on a given Contract will not necessarily bear any relationship to the amount of expenses that may be attributable to the Contract.


ADMINISTRATIVE EXPENSE CHARGE

A onetime charge of $350 is deducted from the premium payment for administrative expenses of the Contract.

OTHER CHARGES

A 6% sales charge is deducted from the premium payment, when received, for commissions and other distribution expenses we incur in marketing the Contracts.

CHARGE FOR APPLICABLE TAXES

We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. The current tax charge that might be imposed varies by state and ranges from 0% to 3.50% of the premium payment made; the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

--------------------------------------------------------------------------------

                              PART 7: VOTING RIGHTS

--------------------------------------------------------------------------------

TRUST VOTING RIGHTS

Premium payments allocated to the Investment Funds are invested in shares of the corresponding Portfolios of the Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o   to elect the Trust's Board of Trustees,

o   to ratify the selection of independent auditors for the Trust, and

o on any other matters described in the Trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because the Trust is a Massachusetts business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Contract Owners the opportunity to instruct us how to vote the number of shares attributable to their Contract. If we do not receive instructions in time from all Contract Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Contract Owners vote.

Each Trust share is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

SEPARATE ACCOUNT VOTING RIGHTS

If actions relating to the Separate Account require Contract Owner approval, Contract Owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in the respective Investment Funds for that Contract divided by the Annuity Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Contract Owners.

VOTING RIGHTS OF OTHERS


Currently, we control the Trust. Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and annuity contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of Contract Owners, we currently do not foresee any disadvantages arising out of this. The Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that the Trust's response to any of those events insufficiently protects our Contract Owners, we will see to it that appropriate action is taken to protect our Contract Owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

--------------------------------------------------------------------------------

                       PART 8: TAX ASPECTS OF THE CONTRACT

--------------------------------------------------------------------------------


This Part of the prospectus generally covers our understanding of the current Federal income tax rules that apply to annuities. Different rules may apply to an annuity which is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan (non-qualified annuity) and an annuity used to fund payouts from tax-favored employer-sponsored retirement plans (qualified annuity). This prospectus does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Variable Immediate Annuity Contract.


TAX CHANGES


The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities and retirement plans. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may also affect the tax consequences to you, your joint annuitant, if any, or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.


TAXATION OF ANNUITY PAYMENTS

Equitable Life has designed the Variable Immediate Annuity Contract to qualify as an "annuity" for purposes of Federal income tax law. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and State Income Tax Withholding" below.


The Variable Immediate Annuity Contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.


The Federal income tax treatment of your Variable Immediate Annuity Contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the Contract with after-tax funds. Where contributions to fund a tax-favored retirement program annuity have been made entirely with pre-tax funds, all amounts distributed from the Contract are fully taxable for Federal income tax purposes. However, where a Contract has been purchased wholly or partially with after-tax funds, the owner is entitled to recover tax free the portion of each payment attributable to these after-tax funds. Special rules apply to IRA Contracts, as discussed in the next section under "IRAs -- Taxation of Payments."

The formula for determining the tax-free portion of each payment varies slightly depending whether the contract is a non-qualified annuity or a qualified plan or TSA annuity. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the Contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity no adjustment for a guaranteed period is required and the expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments actually received in a year are less than the amount permitted to be recovered tax free. After the total investment in the Contract has been recovered, subsequent payments are fully taxable. If payments cease as a result of death, a deduction for any unrecovered investment will be allowed.

Where payments are made to a Successor Owner, after the death of the Owner while the Annuitant is alive, to a joint annuitant, if any, after the death of the annuitant or to a beneficiary under a life income period certain Variable
Immediate Annuity Contract after the death of the Annuitant during the certain period, the Successor Owner or Beneficiary, as the case may be, generally receives the same income tax treatment as the Owner.

Penalty Tax


In addition to income tax, a penalty tax of 10% may apply to the taxable portion of a distribution from an annuity contract unless the distribution is (1) made on or after the date you attain age 59 1/2, (2) made on or after your death, (3) attributable to your disability, (4) is part of a series of substantially equal installments as an annuity for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary, or (5) payments under an immediate annuity. An immediate annuity is generally an annuity which commences payments within one year from purchase and provides for a series of substantially equal periodic payments made at least annually. We believe your annuity payments should not be subject to the 10% penalty under exception (4) or
(5) above. Since the matter is not entirely clear for variable annuity payments, you may wish to consult your tax adviser if you expect to receive any distributions prior to age 59 1/2.


SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

QUALIFIED PLANS AND TSAS

Distribution Restrictions and Penalty Taxes

Certain retirement programs have restrictions on the ability to make distributions from funds attributable to salary reduction contributions, generally until the plan participant is age 59 1/2, has died, is disabled or separated from service. Moreover, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59 1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. In addition, the Employee Retirement Income Security Act of 1974, as amended (ERISA), may require that benefits under the program be paid in a specified form or require spousal consent to elect another form. You should discuss with your tax or legal adviser whether the Variable Immediate Annuity Contract is an appropriate vehicle for you.

Minimum Distribution Rules


Generally, a life-contingent annuity such as the Variable Immediate Annuity Contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) arrangements, and individual retirement annuities beginning in the year the individual is required to commence minimum distributions. Minimum distributions generally must commence beginning for the year the individual reaches age 70 1/2, but may be delayed for some individuals who are not retired from the employer sponsoring the plan at age 70 1/2. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) according to IRS tables.


IRAS


The contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code (IRA). Your rights under the contract cannot be forfeited.

This prospectus contains the information that the Internal Revenue Service (IRS) requires to be disclosed to an individual before he or she purchases an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the Federal tax law.


Further information on IRA tax matters can be obtained from any IRS district office. Additional information regarding IRAs can be found in Internal Revenue Service Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually.

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to form of the annuity and does not represent a determination of the merits of the annuity as an investment.

Part 6, "Deductions and Charges" of this prospectus describes the amount and types of charges which may apply to your rollover/transfer contribution. Part 5 of this prospectus and Part 1 of the SAI describe the method of computing payments. To the extent the individual allocates funds to the Variable Income Annuity Option (as opposed to the Fixed Income Annuity Option discussed in Part
4), growth is neither guaranteed nor projected.

Cancellation

You can cancel a contract issued as an IRA by following the directions in Part 1 under "10-Day Free Look." Since there may be adverse tax consequences if a contract is cancelled (and because we are required to report to the IRS certain IRA distributions from cancelled IRAs), you should consult with a tax adviser before making any such decision.

Funding


This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA contributions out of the individual's current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when the individual receives the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 1-year period). Amounts may also be rolled over within 60 days of when the individual receives the funds or as a direct rollover of an "eligible rollover distribution" from a qualified plan or 403(b) arrangement. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement which is the source of funds (or the qualified plan or 403(b) participant, as the case may be).

However, the Variable Immediate Annuity IRA may also be purchased through a rollover by the surviving spouse beneficiary of a deceased owner's individual retirement arrangement or qualified plan or 403(b) arrangement or by a participant or a spouse or a former spouse in a qualified domestic relations order or a transfer of an individual retirement arrangement incident to a divorce or separation decree.

After-tax contributions and amounts which are required to be distributed under the "required minimum distribution rules" discussed below applicable to individuals after they reach age 70 1/2 may not be rolled over. If amounts which are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.

Required Minimum Distributions

April 1 following the calendar year in which the individual attains age 70 1/2 is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.

If the individual is past his/her required beginning date he/she may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to this contract, the individual must have elected a life expectancy recalculation method of calculating minimum distributions and the individual must have taken the minimum distribution for the year.

As discussed above under "Qualified Plans and TSAs -- Minimum Distribution Rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules applicable to life contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.

Taxation of Payments


All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If the individual has established the annuity through a direct transfer of individual retirement arrangement funds which include non-deductible contributions, it is the individual's responsibility to calculate the amount of each payment which is not subject to tax, based on filings he/she has made with the IRS and records he/she has been required to retain.


Distributions from an IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Prohibited Transaction


An IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the IRA contract as of the first day of that tax year, less the amount of any non-deductible contributions not previously paid out. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING

Equitable Life is required to withhold Federal income tax on the taxable portion of periodic annuity payments as if the payments were wages, unless the recipient elects not to be subject to income tax withholding. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Variable Immediate Annuity Contract. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity Contract made to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.


Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic payments which is exempt from withholding based on this assumption. For 1998, a recipient of periodic payments (e.g., monthly or annual payments) which total less than $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.


In certain cases, e.g., benefits passing to a grandchild instead of a spouse or child, withholding may also be required because of potential application of "generation skipping tax," which is a form of estate tax.

SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Under current law Equitable Life treats income from the Variable Immediate Annuity Contract as U.S.-source. A Puerto Rico resident is subject to U.S. taxation on such U.S.-source income. Only Puerto Rico-source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity Contract is also subject to Puerto Rico tax. The computation of the taxable portion of amounts distributed from a Variable Immediate Annuity Contract may differ in the two jurisdictions. Therefore, an individual might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on an individual's personal situation and the timing of the different tax liabilities, an individual may not be able to take full advantage of this credit.

Please consult your tax adviser to determine the applicability of these rules to your own tax situation.

IMPACT OF TAXES TO EQUITABLE LIFE

The Contract provides that we may charge the Separate Account for taxes. We can also set up reserves for taxes.

--------------------------------------------------------------------------------

                          PART 9: OTHER INFORMATION

--------------------------------------------------------------------------------



Financial Statements

The financial statements of the Separate Account as well as the Consolidated Financial Statements of Equitable Life are contained in the SAI, which has been incorporated by reference in this prospectus. Because the Contracts have only recently been offered, no unit values relating to the Contracts have been included in the financial statements of the Separate Account.

LEGAL PROCEEDINGS


Equitable Life and its affiliates are parties to various legal proceedings, none of which, in our view, are likely to have a material adverse effect upon the Separate Account or our ability to meet our obligations under the Contracts.

--------------------------------------------------------------------------------

              APPENDIX: EXAMPLES OF VARIABLE INCOME ANNUITY PAYMENT DETERMINATIONS, INCLUDING INVESTMENT FUND TRANSFERS

--------------------------------------------------------------------------------

The examples below show how we would determine the variable income annuity (VIA) payments for a given Investment Fund choice at original issue, and upon transfer from that Investment Fund to another after variable income annuity payments have commenced.


We assume that $100,000, net of any fee deductions that apply, were used to purchase a variable income annuity under the Alliance Common Stock Investment Fund option on 12/23/97. Based on an assumed investment return (AIR) of 5%, let us say that the resulting initial monthly payment of $800 commencing on that date, is for a Female age 75 under a Life Annuity with 10 Year Period Certain form. This payment represents, for purposes of this example, 80 Alliance Common Stock Investment Fund variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the Alliance Common Stock Investment Fund performance relative to the AIR.

We further assume that on the first anniversary of the Contract Date, 12/23/98, we receive a request for a 40% transfer of variable annuity units from the Alliance Common Stock Investment Fund to the Alliance Global Investment Fund. Note that since payments (after the initial two) are based on an average unit value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



As of 12/23/97 (Original Issue)
-------------------------------
  (1) Premium applied*............................................................................  $100,000
  (2) Initial monthly payment on 1/23/98..........................................................      $800
  (3) Common Stock fund annuity unit value (12/23/97).............................................    $10.00
  (4) Number of Common Stock variable annuity units: (2)/(3)......................................        80

As of 12/23/98 (Annuitant Election to Transfer 40% from Common Stock to Global Fund)
------------------------------------------------------------------------------------
  (5) Common Stock fund annuity unit value (12/23/98).............................................    $11.25
  (6) Global fund annuity unit value (12/23/98)...................................................    $10.00
  (7) Portion of annuity units transferred to Global fund: 40% x (4) x (5)/(6)....................        36
  (8) Remaining annuity units in Common Stock fund: 60% x (4).....................................        48

As of 12/23/98 (Benefit Payment based on Annuity Units owned in October 1998)
-----------------------------------------------------------------------------
  (9) Average Common Stock fund annuity unit value (October 1998).................................    $10.50
 (10) Monthly payment under Common Stock fund on 12/23/98: (4) x (9)..............................      $840

As of 1/25/99 (Benefit Payment based on Annuity Units owned in November 1998)
-----------------------------------------------------------------------------
 (11) Average Common Stock fund annuity unit value (November 1998)................................    $11.25
 (12) Monthly payment under Common Stock fund on 1/25/99: (4) x (11)..............................      $900

As of 2/23/99 (Benefit Payment based on Annuity Units owned in December 1998)
-----------------------------------------------------------------------------
 (13) Average Common Stock fund annuity unit value (December 1998)................................    $11.50
 (14) Average Global fund annuity unit value (December 1998)......................................    $11.00
 (15) Monthly payment under Common Stock fund on 2/23/99: (8) x (13)..............................      $552
 (16) Monthly payment under Global fund on 2/23/99: (7) x (14)....................................      $396
 (17) Total monthly payment on 2/23/99: (15) + (16)...............................................      $948


---------
* After deduction of 6% sales charge and $350 administrative expense charge.

Annuity Unit Values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the Contract.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                     PAGE

Part 1:  Determination of Monthly Annuity Payments..............      3

Part 2:  Annuity Unit Values....................................      3

Part 3:  Custodian and Independent Accountants..................      4

Part 4:  Financial Statements...................................      4

                           VARIABLE IMMEDIATE ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1998


                                 --------------

             VARIABLE IMMEDIATE ANNUITY CONTRACT FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A


------------------------------------------------------------------------------------------------------
o  Alliance Money Market              o  Alliance Growth & Income    Asset Allocation Series:
o  Alliance Intermediate Government   o  Alliance Equity Index       o Alliance Conservative Investors
   Securities                         o  Alliance Common Stock       o Alliance Balanced
o  Alliance Quality Bond              o  Alliance Global             o Alliance Growth Investors
o  Alliance High Yield                o  Alliance International
                                      o  Alliance Aggressive Stock
                                      o  Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------


                                   ISSUED BY:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



--------------------------------------------------------------------------------

    Home Office:               1290 Avenue of the Americas, New York, NY  10104
    Processing Office:         P.O. Box 2494, New York, NY  10116-2494

--------------------------------------------------------------------------------


This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account A prospectus for the Variable Immediate Annuity Contract, dated May 1, 1998. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-245-1230, toll-free, or by contacting your Equitable Life Representative.


--------------------------------------------------------------------------------
    Copyright 1997 The Equitable Life Assurance Society of the United States,
                            New York, New York 10104
                              All rights reserved.
                                    888-1157
                                                                Cat. No. 127662

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
Part       1       Determination of Monthly Annuity Payments                  3
--------------------------------------------------------------------------------
Part       2       Annuity Unit Values                                        3
--------------------------------------------------------------------------------
Part       3       Custodian and Independent Accountants                      4
--------------------------------------------------------------------------------
Part       4       Financial Statements                                       4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART 1 -- DETERMINATION OF MONTHLY ANNUITY PAYMENTS

Payments start one month following the date we receive your premium payment.

The amount of the first two monthly annuity payments is the same, as shown on the Data Pages in your Contract, and is the sum of the initial Variable Income Annuity Option payment amount and any Fixed Income Annuity Option payment amount. Each subsequent monthly payment will be the sum of any Fixed Income Annuity Option and the Variable Income Annuity Option payment, determined as follows:

(a) Each Fixed Income Annuity Option payment will be made at the same amount, as shown on the Data Pages.

(b) The amount of the third and each subsequent monthly Variable Income Annuity Option payment will be (1) the number of Annuity Units held in each of the selected Investment Funds as of the effective date of payment multiplied by
     (2) the Average Annuity Unit Value (see below) for the selected Investment Fund, for the second calendar month immediately preceding the due date of the payment.

The amounts of Variable Income Annuity Option payments are determined as follows:

    The first two payments depend on the AIR and the form of annuity chosen (and any fixed period). Since the annuity involves a life contingency, the risk class and the age of the Annuitants will effect payments.

    The third and subsequent monthly Variable Income Annuity Option payments may increase or decrease in amount, depending on whether the actual rate of net investment return (after charges) of the applicable Investment Fund is higher or lower than the Assumed Base Rate of Net Investment Return, or AIR, shown on the Data Pages. Payments will not be increased or decreased in amount because of mortality or Contract expense.

    The number of units is calculated by dividing the first monthly payment by the annuity unit value on the Business


--------------------------------------------------------------------------------

    Day the premium is received. The average annuity unit value is the average of the annuity unit values for that month.

--------------------------------------------------------------------------------

PART 2 -- ANNUITY UNIT VALUES

The Annuity Unit Value for the Investment Funds of the Variable Immediate Annuity Contract was fixed on October 1, 1997 for contracts with assumed base rates of net investment return of 5% and 3 1/2% a year, respectively, as set forth below (rounded to two decimal places). For each Valuation Period, it is the Annuity Unit Value for the immediately preceding Valuation Period multiplied by the Adjusted Net Investment Factor under the contract.

Alliance Money Market Fund            3 1/2%  $1.03
                                          5%  $1.00
Alliance Intermediate                 3 1/2%  $1.04
Government Securities Fund                5%  $1.01
Alliance Quality Bond Fund            3 1/2%  $1.09
                                          5%  $1.06
Alliance High Yield Fund              3 1/2%  $1.39
                                          5%  $1.35
Alliance Growth & Income Fund         3 1/2%  $1.52
                                          5%  $1.47
Alliance Equity Index Fund            3 1/2%  $1.62
                                          5%  $1.57
Alliance Common Stock Fund            3 1/2%  $1.53
                                          5%  $1.48
Alliance Global Fund                  3 1/2%  $1.28
                                          5%  $1.24
Alliance International Fund           3 1/2%  $1.15
                                          5%  $1.11
Alliance Aggressive Stock Fund        3 1/2%  $1.52
                                          5%  $1.48
Alliance Small Cap Growth Fund        3 1/2%  $1.31
                                          5%  $1.30
Alliance Conservative Investors       3 1/2%  $1.16
Fund                                      5%  $1.12
Alliance Balanced Fund                3 1/2%  $1.27
                                          5%  $1.23
Alliance Growth Investors Fund        3 1/2%  $1.33
                                          5%  $1.29

The Net Investment Factor is:


     (a)
     ---    = c
     (b)

where:

(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before

--------------------------------------------------------------------------------

    giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation period. For this purpose, we use the share value reported to us by The Hudson River Trust. This share value is after deduction for investment advisory fees and direct expenses of The Hudson River Trust.

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).

(c) is the daily Separate Account asset charges for the expenses and risks of the Contract times the number of calendar days in the Valuation Period, plus any charge for taxes or amounts set aside as a reserve for taxes.

For each Valuation Period, the Adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:

o .00013366 of the Net Investment Factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the Net Investment Factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the Annuity Unit Value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate. The Average Annuity Unit Value for a calendar month is equal to the average of the Annuity Unit Values for such month.

All Contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted and which use 3 1/2%. Annuity payments under Contracts with an assumed base rate of 3 1/2% will at first be smaller than those under Contracts with a 5% assumed base rate. Payments under the 3 1/2% Contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Contracts.

--------------------------------------------------------------------------------


ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES. Assume that the net premium paid for a Contract is enough to fund a Variable Immediate Annuity Contract with a monthly payment of $100 and that the Annuity Unit Value of the Investment Fund for the Valuation Period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the Contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in October 1998, the annuity payment due in December 1998 would be $95.19 (the number of units (26.74) times $3.56).


--------------------------------------------------------------------------------

PART 3 -- CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by the Separate Account.


The financial statements of the Separate Account and of Equitable Life included in this SAI have been audited for the years ended December 31, 1997 and December 31, 1996 by Price Waterhouse LLP, as stated in their reports. The financial statements of the Separate Account and of Equitable Life for the years ended December 31, 1997 and December 31, 1996 included in this SAI have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------

PART 4 -- FINANCIAL STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants..........................................................................  FSA-1
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1997............................................  FSA-2
        Statements of Operations for the Year Ended December 31, 1997......................................  FSA-8
        Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996................. FSA-11
        Notes to Financial Statements...................................................................... FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Index to Consolidated Financial Statements

Report if Independent Accountants.......................................................................... F-1
Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1997 and 1996............................................ F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1997, 1996 and 1995 ................. F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1f997, 1996 and 1995 .... F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1997, 1996, and 1995............... F-5
        Notes to Consolidated Financial Statements......................................................... F-6

                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1997 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in the EQ Advisors Trust at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above. The unit value information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.





Price Waterhouse LLP
New York, New York
February 10, 1998




                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                                                         FIXED INCOME SERIES:
                                                       --------------------------------------------------------
                                                                       ALLIANCE
                                                         ALLIANCE    INTERMEDIATE     ALLIANCE       ALLIANCE
                                                          MONEY       GOVERNMENT      QUALITY         HIGH
                                                          MARKET      SECURITIES       BOND           YIELD
                                                           FUND          FUND          FUND           FUND
                                                       -----------   ------------   ------------- -------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:        $ 99,808,882.....................    $99,377,297
                    37,476,251.....................                  $37,934,807
                    40,601,722.....................                                 $41,416,948
                   159,273,234.....................                                               $160,330,252
Receivable for Trust shares sold...................        511,452            --             --             --
Due from Equitable Life's General Account
   (Note 3)........................................             --       110,929        196,499      2,414,213
                                                       -----------   -----------    -----------   ------------
       Total assets................................     99,888,749    38,045,736     41,613,447    162,744,465
                                                       -----------   -----------    -----------   ------------
LIABILITIES:
Payable for  Trust shares purchased................             --       110,398        196,512      2,414,326
Due to Equitable Life's General Account
   (Note 3)........................................        509,160            --             --             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............      1,508,071       921,349        767,775      2,116,607
                                                       -----------   -----------    -----------   ------------
       Total liabilities...........................      2,017,231     1,031,747        964,287      4,530,933
                                                       -----------   -----------    -----------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................    $97,871,518   $37,013,989    $40,649,160   $158,213,532
                                                       ===========   ===========    ===========   ============

                                                                           EQUITY SERIES:
                                                     ------------------------------------------------------------
                                                                        EQ/
                                                                       PUTNAM
                                                        T. ROWE       GROWTH &       ALLIANCE        ALLIANCE
                                                         PRICE         INCOME        GROWTH &         EQUITY
                                                     EQUITY INCOME     VALUE          INCOME          INDEX
                                                         FUND           FUND           FUND            FUND
                                                     -------------- ------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:        $ 56,297,094.....................    $59,716,685
                    30,126,429.....................                  $30,870,233
                   320,920,151.....................                                 $374,003,572
                   533,233,070.....................                                                 $655,445,138
Receivable for Trust shares sold...................             --            --              --              --
Due from Equitable Life's General Account
   (Note 3)........................................        732,059       637,703       3,340,846       3,976,585
                                                       -----------   -----------    ------------    ------------
       Total assets................................     60,448,744    31,507,936     377,344,418     659,421,723
                                                       -----------   -----------    ------------    ------------
LIABILITIES:
Payable for  Trust shares purchased................        743,416       643,508       3,340,876       3,976,820
Due to Equitable Life's General Account
   (Note 3)........................................             --            --              --              --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............      2,220,436     2,109,700       4,119,275       6,558,008
                                                       -----------   -----------    ------------    ------------
       Total liabilities...........................      2,963,852     2,753,208       7,460,151      10,534,828
                                                       -----------   -----------    ------------    ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................    $57,484,892   $28,754,728    $369,884,267    $648,886,895
                                                       ===========   ===========    ============    ============

See Notes to Financial Statements.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                            FIXED INCOME SERIES:
                                                        ----------------------------------------------------------
                                                                          ALLIANCE
                                                          ALLIANCE      INTERMEDIATE     ALLIANCE       ALLIANCE
                                                           MONEY         GOVERNMENT      QUALITY          HIGH
                                                           MARKET        SECURITIES        BOND           YIELD
                                                            FUND            FUND           FUND           FUND
                                                        ------------   -------------   ------------   ------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................     $      29.41
                                                        ============
   Units Outstanding...............................          973,494
                                                        ============
Old Contracts:
   Unit Value......................................     $      35.12
                                                        ============
   Units Outstanding...............................          119,295
                                                        ============
EQUIPLAN Contracts:
   Unit Value......................................                    $       54.83
                                                                       =============
   Units Outstanding...............................                           49,547
                                                                       =============
Momentum Contracts:
   Unit Value......................................     $      29.41   $      118.98   $     121.30   $     160.74
                                                        ============   =============   ============   ============
   Units Outstanding...............................          307,657          10,333          9,994         28,727
                                                        ============   =============   ============   ============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................     $     116.21   $      114.78   $     127.99   $     171.56
                                                        ============   =============   ============   ============
   Units Outstanding...............................          324,836          76,800         37,376        109,928
                                                        ============   =============   ============   ============
Momentum Plus Contract
   Unit Value 100 B.P. ............................     $     110.26   $      112.32   $     117.60   $     149.49
                                                        ============   =============   ============   ============
   Units Outstanding...............................           12,808           2,448          1,159          5,414
                                                        ============   =============   ============   ============
Momentum Plus Contracts:
   Unit Value 90 B.P ..............................

   Units Outstanding...............................

EQUI-VEST Contracts:
   Unit Value All Series...........................     $     115.66   $      118.98   $     121.30   $     160.74
                                                        ============   =============   ============   ============
   Units Outstanding...............................          145,622         201,501        283,096        831,373
                                                        ============   =============   ============   ============

                                                                                EQUITY SERIES:
                                                        -----------------------------------------------------------
                                                                     EQ/
                                                                    PUTNAM
                                                      T. ROWE      GROWTH &       ALLIANCE        ALLIANCE
                                                       PRICE        INCOME        GROWTH &         EQUITY
                                                   EQUITY INCOME    VALUE          INCOME          INDEX
                                                       FUND          FUND           FUND            FUND
                                                  -------------- ------------- --------------- ---------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................

   Units Outstanding...............................

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................                              $       179.30   $      214.66
                                                                                 ==============   =============
   Units Outstanding...............................                                      69,005          93,639
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                              $       179.60   $      214.58
                                                                                 ==============   =============
   Units Outstanding...............................                                     183,028         230,739
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................                              $       155.11   $      170.23
                                                                                 ==============   =============
   Units Outstanding...............................                                       3,495           5,349
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                              $       145.48   $      150.05
                                                                                 ==============   =============
   Units Outstanding...............................                                       1,104           3,298
                                                                                 ==============   =============
EQUI-VEST Contracts:
   Unit Value All Series........................... $    121.04   $     115.17   $       179.30   $      214.66
                                                    ===========   ============   ==============   =============
   Units Outstanding...............................     474,941        249,663        1,799,603       2,685,539
                                                    ===========   ============   ==============   =============

See Notes to Financial Statements.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                                  EQUITY SERIES (CONTINUED):
                                                      -----------------------------------------------------------------------------
                                                         MERRILL        ALLIANCE
                                                       LYNCH BASIC       COMMON           MFS          ALLIANCE       ALLIANCE
                                                      VALUE EQUITY        STOCK         RESEARCH        GLOBAL      INTERNATIONAL
                                                          FUND            FUND            FUND           FUND           FUND
                                                      -------------- ---------------- ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:      $   18,666,532.....................     $18,893,428
                 4,421,334,464.....................                   $5,972,107,521
                    30,189,929.....................                                    $30,667,805
                   559,352,701.....................                                                   $616,196,373
                   134,600,521.....................                                                                  $120,037,626
Receivable for  Trust shares sold..................              --               --            --              --             --
Due from Equitable Life's General Account
   (Note 3)........................................         381,442       14,027,000       456,885       1,621,066        134,576
                                                        -----------   --------------   -----------    ------------   ------------
       Total assets................................      19,274,870    5,986,134,521    31,124,690     617,817,439    120,172,202
                                                        -----------   --------------   -----------    ------------   ------------
LIABILITIES:
Payable for  Trust shares purchased................         384,841       13,622,025       462,419       1,620,982        134,543
Due to Equitable Life's General Account
   (Note 3)........................................              --               --            --              --             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............       2,114,485       48,536,522     3,487,741       7,684,826      1,948,370
                                                        -----------   --------------   -----------    ------------   ------------
       Total liabilities...........................       2,499,326       62,158,547     3,950,160       9,305,808      2,082,913
                                                        -----------   --------------   -----------    ------------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................     $16,775,544   $5,923,975,974   $27,174,530    $608,511,631   $118,089,289
                                                        ===========   ==============   ===========    ============   ============

                                                                EQUITY SERIES (CONTINUED):
                                                    -----------------------------------------------
                                                                     MORGAN
                                                       T. ROWE       STANLEY
                                                        PRICE       EMERGING        ALLIANCE
                                                    INTERNATIONAL    MARKETS       AGGRESSIVE
                                                        STOCK        EQUITY           STOCK
                                                        FUND          FUND            FUND
                                                    --------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:      $   44,816,223.....................   $43,898,710
                    14,541,443.....................                 $13,443,459
                 3,425,215,535.....................                               $3,449,389,637
Receivable for  Trust shares sold..................     2,038,669            --               --
Due from Equitable Life's General Account
   (Note 3)........................................            --       490,394        6,153,804
                                                      -----------   -----------   --------------
       Total assets................................    45,937,379    13,933,853    3,455,543,441
                                                      -----------   -----------   --------------
LIABILITIES:
Payable for  Trust shares purchased................            --       491,842        5,879,261
Due to Equitable Life's General Account
   (Note 3)........................................     2,046,677            --               --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............     5,962,235     4,796,244       24,442,936
                                                      -----------   -----------   --------------
       Total liabilities...........................     8,008,912     5,288,086       30,322,197
                                                      -----------   -----------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................   $37,928,467   $ 8,645,767   $3,425,221,244
                                                      ===========   ===========   ==============

See Notes to Financial Statements.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                              EQUITY SERIES (CONTINUED):
                                                        ---------------------------------------------------------------
                                                          MERRILL         ALLIANCE
                                                        LYNCH BASIC        COMMON            MFS          ALLIANCE
                                                           VALUE           STOCK          RESEARCH         GLOBAL
                                                        EQUITY FUND         FUND            FUND            FUND
                                                        ------------- -----------------  ------------  ---------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                   $         253.68
                                                                      ================
   Units Outstanding...............................                         17,386,160
                                                                      ================
Old Contracts:
   Unit Value......................................                   $         316.64
                                                                      ================
   Units Outstanding...............................                            306,654
                                                                      ================
EQUIPLAN Contracts:
   Unit Value......................................                   $         342.99
                                                                      ================
   Units Outstanding...............................                             85,013
                                                                      ================
Momentum Contracts:
   Unit Value......................................                   $         253.68                 $       151.87
                                                                      ================                 ==============
   Units Outstanding...............................                            588,761                        146,584
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                   $         207.00                 $       154.62
                                                                      ================                 ==============
   Units Outstanding...............................                          1,192,138                        464,023
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................                   $         161.04                 $       128.51
                                                                      ================                 ==============
   Units Outstanding...............................                             37,267                         12,006
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                   $         148.44                 $       122.12
                                                                      ================                 ==============
   Units Outstanding...............................                              4,878                          2,404
                                                                      ================                 ==============
EQUI-VEST Contracts:
   Unit Value All Series...........................     $     115.97  $         198.12   $    115.01   $       151.87
                                                        ============  ================   ===========   ==============
   Units Outstanding...............................          144,651         4,765,267       236,272        3,369,340
                                                        ============  ================   ===========   ==============

                                                                       EQUITY SERIES (CONTINUED):
                                                   --------------------------------------------------------------
                                                                     T. ROWE         MORGAN
                                                                      PRICE         STANLEY         ALLIANCE
                                                      ALLIANCE     INTERNATIONAL    EMERGING       AGGRESSIVE
                                                    INTERNATIONAL     STOCK         MARKETS           STOCK
                                                        FUND           FUND       EQUITY FUND         FUND
                                                    -------------  -------------  -------------  ----------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                                              $         90.75
                                                                                                 ===============
   Units Outstanding...............................                                                   28,030,046
                                                                                                 ===============

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value...................................... $     107.92                                 $         90.75
                                                    ============                                 ===============
   Units Outstanding...............................       32,229                                       1,437,474
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................ $     107.89                                 $        171.96
                                                    ============                                 ===============
   Units Outstanding...............................       85,223                                       1,220,343
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................ $     108.42                                 $        137.72
                                                    ============                                 ===============
   Units Outstanding...............................        3,225                                          35,404
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 90 B.P. ............................. $     104.70                                 $        119.41
                                                    ============                                 ===============
   Units Outstanding...............................          788                                           6,913
                                                    ============                                 ===============
EQUI-VEST Contracts:
   Unit Value All Series........................... $     107.92   $      97.61   $      79.41   $        163.33
                                                    ============   ============   ============   ===============
   Units Outstanding...............................      968,042        388,566        108,869         3,226,462
                                                    ============   ============   ============   ===============

See Notes to Financial Statements.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                               EQUITY SERIES (CONTINUED):
                                                       --------------------------------------------
                                                          WARBURG                    MFS EMERGING
                                                       PINCUS SMALL     ALLIANCE        GROWTH
                                                       COMPANY VALUE    SMALL CAP      COMPANIES
                                                           FUND        GROWTH FUND       FUND
                                                       -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts,
at market value (Note 2):
     Cost:      $   69,173,531.....................      $69,195,794
                    67,121,984.....................                     $65,557,335
                    34,360,930.....................                                    $34,766,133
Receivable for  Trust shares sold..................               --      3,097,257             --
Due from Equitable Life's General Account
   (Note 3)........................................          914,658             --        636,822
                                                         -----------    -----------    -----------
       Total assets................................       70,110,452     68,654,592     35,402,955
                                                         -----------    -----------    -----------
LIABILITIES:
Payable for  Trust shares purchased................          928,477             --        643,099
Due to Equitable Life's General Account
   (Note 3)........................................               --      3,097,339             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............        1,116,417      2,494,021      3,688,505
                                                         -----------    -----------    -----------
       Total liabilities...........................        2,044,894      5,591,360      4,331,604
                                                         -----------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................      $68,065,558    $63,063,232    $31,071,351
                                                         ===========    ===========    ===========

                                                                            ASSET ALLOCATION SERIES:
                                                   ----------------------------------------------------------------------------
                                                     ALLIANCE                       ALLIANCE                        MERRILL
                                                   CONSERVATIVE        EQ/           GROWTH         ALLIANCE      LYNCH WORLD
                                                     INVESTORS       PUTNAM        INVESTORS        BALANCED        STRATEGY
                                                       FUND       BALANCED FUND       FUND            FUND            FUND
                                                   -------------- -------------- --------------- ---------------- -------------
ASSETS:
Investments in shares of The Trusts,
at market value (Note 2):
     Cost:      $   87,775,009.....................  $94,401,613
                    15,266,095.....................                 $15,868,886
                   627,594,515.....................                                $690,127,541
                 1,135,324,973.....................                                               $1,207,894,355
                     8,724,756.....................                                                                 $8,571,144
Receivable for  Trust shares sold..................           --          6,326              --               --            --
Due from Equitable Life's General Account
   (Note 3)........................................      133,777             --       2,498,667          633,174        68,569
                                                     -----------    -----------    ------------   --------------    ----------
       Total assets................................   94,535,390     15,875,212     692,626,208    1,208,527,529     8,639,713
                                                     -----------    -----------    ------------   --------------    ----------
LIABILITIES:
Payable for  Trust shares purchased................      133,792             --       2,498,682          496,807        69,680
Due to Equitable Life's General Account
   (Note 3)........................................           --          8,792              --               --            --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............    1,738,387      3,445,396       8,417,048       10,074,705     3,144,734
                                                     -----------    -----------    ------------   --------------    ----------
       Total liabilities...........................    1,872,179      3,454,188      10,915,730       10,571,512     3,214,414
                                                     -----------    -----------    ------------   --------------    ----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................  $92,663,211    $12,421,024    $681,710,478   $1,197,956,017    $5,425,299
                                                     ===========    ===========    ============   ==============    ==========

See Notes to Financial Statements.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 1997

                                                               EQUITY SERIES (CONTINUED):
                                                        ------------------------------------------
                                                          WARBURG                        MFS
                                                           PINCUS                      EMERGING
                                                           SMALL        ALLIANCE        GROWTH
                                                          COMPANY      SMALL CAP      COMPANIES
                                                         VALUE FUND   GROWTH FUND        FUND
                                                        ------------- -------------  -------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................

   Units Outstanding...............................

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................                   $     125.55
                                                                      ============
   Units Outstanding...............................                          6,136
                                                                      ============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                   $     125.54
                                                                      ============
   Units Outstanding...............................                          7,852
                                                                      ============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................

   Units Outstanding...............................

Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                   $     125.92
                                                                      ============
   Units Outstanding...............................                            466
                                                                      ============
EQUI-VEST Contracts:
   Unit Value All Series...........................     $     118.06  $     125.55   $     121.34
                                                        ============  ============   ============
   Units Outstanding...............................          576,540       487,742        256,071
                                                        ============  ============   ============

                                                                               ASSET ALLOCATION SERIES:
                                                     ------------------------------------------------------------------------------
                                                       ALLIANCE          EQ/          ALLIANCE                          MERRILL
                                                     CONSERVATIVE      PUTNAM          GROWTH          ALLIANCE       LYNCH WORLD
                                                       INVESTORS      BALANCED       INVESTORS         BALANCED         STRATEGY
                                                         FUND           FUND            FUND             FUND             FUND
                                                     --------------  ------------  ---------------  ----------------  -------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                                                 $         38.66
                                                                                                    ===============
   Units Outstanding...............................                                                      26,036,131
                                                                                                    ===============
Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................  $      130.98                 $       153.69   $         38.66
                                                     =============                 ==============   ===============
   Units Outstanding...............................         22,384                        147,114         1,052,060
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................  $      128.45                 $       155.46   $        136.14
                                                     =============                 ==============   ===============
   Units Outstanding...............................        124,945                        552,622           438,958
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................  $      122.71                 $       135.20   $        129.97
                                                     =============                 ==============   ===============
   Units Outstanding...............................          5,306                         13,624            10,413
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                                $       126.72   $        122.68
                                                                                   ==============   ===============
   Units Outstanding...............................                                         1,489               732
                                                                                   ==============   ===============
EQUI-VEST Contracts:
   Unit Value All Series...........................  $      130.98   $    113.46   $       153.69   $        135.29   $     103.77
                                                     =============   ===========   ==============   ===============   ============
   Units Outstanding...............................        553,088       109,479        3,704,411           655,078         52,280
                                                     =============   ===========   ==============   ===============   ============

See Notes to Financial Statements.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                         FIXED INCOME SERIES:
                                                        --------------------------------------------------------
                                                                        ALLIANCE
                                                                      INTERMEDIATE    ALLIANCE       ALLIANCE
                                                          ALLIANCE     GOVERNMENT     QUALITY          HIGH
                                                           MONEY       SECURITIES       BOND           YIELD
                                                         MARKET FUND      FUND          FUND           FUND
                                                        ------------- -------------  ------------  -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................      $4,839,897    $1,826,730    $2,041,253    $11,592,196
                                                        ------------- ------------- ------------  -------------
Expenses (Note 3):

     Asset-based charges...........................       1,287,340       413,101       418,433      1,570,483

Less: Reduction for expense limitation.............          54,412         7,677            --             --
                                                        ------------- -------------  ------------  -------------
     Net expenses..................................       1,232,928       405,424       418,433      1,570,483
                                                        ------------- -------------  ------------  -------------
NET INVESTMENT INCOME (LOSS).......................       3,606,969     1,421,306     1,622,820     10,021,713
                                                        ------------- -------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............         230,228        63,438       249,479      2,536,702
   Realized gain distribution from
     The Trusts....................................           6,723            --            --      6,214,579
                                                        ------------- -------------  ------------  -------------
   Net realized gain (loss)........................         236,951        63,438       249,479      8,751,281

   Change in unrealized appreciation /
     (depreciation) of investments.................         (78,466)      431,540       547,099       (187,263)
                                                        ------------- -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         158,485       494,978       796,578      8,564,018
                                                        ------------- -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............      $3,765,454    $1,916,284    $2,419,398    $18,585,731
                                                        ============= =============  ============  =============

                                                                           EQUITY SERIES:
                                                      ---------------------------------------------------------
                                                        T. ROWE     EQ/PUTNAM
                                                         PRICE       GROWTH        ALLIANCE        ALLIANCE
                                                        EQUITY       & INCOME      GROWTH &         EQUITY
                                                        INCOME        VALUE         INCOME           INDEX
                                                         FUND          FUND(a)       FUND(a)         FUND
                                                      ------------  -----------  --------------  --------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................   $  438,863     $ 142,038   $ 2,696,998      $  6,970,304
                                                      ----------     ---------   -----------      ------------
Expenses (Note 3):

     Asset-based charges...........................      225,256       114,445     3,578,668         6,184,473

Less: Reduction for expense limitation.............           --            --            --                --
                                                      ----------     ---------   -----------      ------------
     Net expenses..................................      225,256       114,445     3,578,668         6,184,473
                                                      ----------     ---------   -----------      ------------
NET INVESTMENT INCOME (LOSS).......................      213,607        27,593      (881,670)          785,831
                                                      ----------     ---------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............      (78,048)      (67,660)    1,591,673        12,944,769
   Realized gain distribution from
     The Trusts....................................      162,267       116,222    21,045,762         2,306,391
                                                      ----------     ---------   -----------      ------------
   Net realized gain (loss)........................       84,219        48,562    22,637,435        15,251,160

   Change in unrealized appreciation /
     (depreciation) of investments.................    3,419,591       743,804    34,617,976        98,430,290
                                                      ----------     ---------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    3,503,810       792,366    57,255,411       113,681,450
                                                      ----------     ---------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $3,717,417     $ 819,959   $56,373,741      $114,467,281
                                                      ==========     =========   ===========      ============

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                   EQUITY SERIES (CONTINUED):
                                                        ------------------------------------------------------------------------
                                                        MERRILL
                                                         LYNCH
                                                         BASIC           ALLIANCE
                                                         VALUE            COMMON         MFS          ALLIANCE       ALLIANCE
                                                         EQUITY           STOCK        RESEARCH        GLOBAL      INTERNATIONAL
                                                         FUND(A)          FUND         FUND(A)         FUND            FUND
                                                        ----------- ----------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................      $ 94,301    $   28,062,216    $ 64,096    $11,681,807    $  3,449,567
                                                         --------    --------------    --------    -----------     ------------
Expenses (Note 3):

     Asset-based charges...........................        66,262        73,360,152     108,418      7,628,464       1,608,336

Less: Reduction for expense limitation.............            --         5,103,502          --             --              --
                                                         --------    --------------    --------    -----------    ------------
     Net expenses..................................        66,262        68,256,650     108,418      7,628,464       1,608,336
                                                         --------    --------------    --------    -----------    ------------
NET INVESTMENT INCOME (LOSS).......................        28,039       (40,194,434)    (44,322)     4,053,343       1,841,231
                                                         --------    --------------    --------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............       (55,907)       71,768,217     (98,011)     5,065,778       2,993,293
   Realized gain distribution from
     The Trusts....................................        88,843       448,646,414     254,461     39,040,804       5,991,553
                                                         --------    --------------    --------    -----------    ------------
   Net realized gain (loss)........................        32,936       520,414,631     156,450     44,106,582       8,984,846

   Change in unrealized appreciation /
     (depreciation) of investments.................       226,896       776,898,715     477,876      7,345,361     (15,797,804)
                                                         --------    --------------    --------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................       259,832     1,297,313,346     634,326     51,451,943      (6,812,958)
                                                         --------    --------------    --------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............      $287,871    $1,257,118,912    $590,004    $55,505,286    $ (4,971,727)
                                                         ========    ==============    =========   ===========    ============

                                                                 EQUITY SERIES (CONTINUED):
                                                      -------------------------------------------
                                                                        MORGAN
                                                        T. ROWE        STANLEY
                                                         PRICE         EMERGING       ALLIANCE
                                                      INTERNATIONAL    MARKETS       AGGRESSIVE
                                                         STOCK          EQUITY         STOCK
                                                        FUND(A)        FUND(b)          FUND
                                                      -------------  ------------- ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................   $     5,743    $    36,217    $  4,814,252
                                                      -----------    -----------    ------------
Expenses (Note 3):

     Asset-based charges...........................       173,085         21,069      43,986,211

Less: Reduction for expense limitation.............            --             --       3,148,227
                                                      -----------    -----------    ------------
     Net expenses..................................       173,085         21,069      40,837,984
                                                      -----------    -----------    ------------
NET INVESTMENT INCOME (LOSS).......................      (167,342)        15,148     (36,023,732)
                                                      -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............    (1,454,589)      (875,317)    128,458,759
   Realized gain distribution from
     The Trusts....................................            --             --     286,431,791
                                                      -----------    -----------    ------------
   Net realized gain (loss)........................    (1,454,589)      (875,317)    414,890,550

   Change in unrealized appreciation /
     (depreciation) of investments.................      (917,513)    (1,097,984)    (79,262,405)
                                                      -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,372,102)    (1,973,301)    335,628,145
                                                      -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $(2,539,444)   $(1,958,153)   $299,604,413
                                                      ===========    ===========    ============

(a) Commenced operations on May 1, 1997.
(b) Commenced operations on August 20, 1997.

See Notes to Financial Statements.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     EQUITY SERIES (CONTINUED):
                                                        -----------------------------------------------------
                                                         WARBURG
                                                         PINCUS                     MFS
                                                         SMALL        ALLIANCE    EMERGING       ALLIANCE
                                                         COMPANY     SMALL CAP     GROWTH      CONSERVATIVE
                                                          VALUE       GROWTH     COMPANIES       INVESTORS
                                                         FUND(A)      FUND(A)     FUND(A)           FUND
                                                        ----------  ----------- ------------- -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................     $  59,034   $   11,202    $  64,947    $3,599,823
                                                        ---------   ----------    ---------    ----------
Expenses (Note 3):

     Asset-based charges...........................       292,506      237,355      124,265     1,151,097

Less: Reduction for expense limitation.............            --           --           --            --
                                                        ---------   ----------    ---------    ----------
     Net expenses..................................       292,506      237,355      124,265     1,151,097
                                                        ---------   ----------    ---------    ----------
NET INVESTMENT INCOME (LOSS).......................      (233,472)    (226,153)     (59,318)    2,448,726
                                                        ---------   ----------    ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............      (699,272)   1,432,969     (381,340)      884,331
   Realized gain distribution from
     The Trusts....................................       300,990    1,495,228      791,922     2,846,292
                                                        ---------   ----------    ---------    ----------
   Net realized gain (loss)........................      (398,282)   2,928,197      410,582     3,730,623

   Change in unrealized appreciation /
     (depreciation) of investments.................        22,263   (1,564,649)     405,203     3,477,016
                                                        ---------   ----------    ---------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................      (376,019)   1,363,548      815,785     7,207,639
                                                        ---------   ----------    ---------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............     $(609,491)  $1,137,395    $ 756,467    $9,656,365
                                                        =========   ==========    =========    ==========

                                                                      ASSET ALLOCATION SERIES:
                                                       -------------------------------------------------------
                                                                                                    MERRILL
                                                          EQ/         ALLIANCE                      LYNCH
                                                        PUTNAM         GROWTH        ALLIANCE       WORLD
                                                       BALANCED      INVESTORS       BALANCED      STRATEGY
                                                        FUND(A)         FUND           FUND         FUND(A)
                                                       -----------  -------------  --------------  -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................     $176,490    $15,563,176    $ 38,538,483    $  38,392
                                                        --------    -----------    ------------    ---------
Expenses (Note 3):

     Asset-based charges...........................       46,780      8,188,817      17,086,252       22,358

Less: Reduction for expense limitation.............           --             --       1,849,482           --
                                                        --------    -----------    ------------    ---------
     Net expenses..................................       46,780      8,188,817      15,236,770       22,358
                                                        --------    -----------    ------------    ---------
NET INVESTMENT INCOME (LOSS).......................      129,710      7,374,359      23,301,713       16,034
                                                        --------    -----------    ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............       (2,762)     2,871,160      20,098,513      (53,694)
   Realized gain distribution from
     The Trusts....................................      118,192     35,753,101      59,000,879       87,431
                                                        --------    -----------    ------------    ---------
   Net realized gain (loss)........................      115,430     38,624,261      79,099,392       33,737

   Change in unrealized appreciation /
     (depreciation) of investments.................      602,835     40,925,116      45,961,244     (153,612)
                                                        --------    -----------    ------------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................      718,265     79,549,377     125,060,636     (119,875)
                                                        --------    -----------    ------------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............     $847,975    $86,923,736    $148,362,349    $(103,841)
                                                        ========    ===========    ============    =========

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME SERIES:
                                                       -------------------------------------------------------------
                                                                 ALLIANCE                 ALLIANCE INTERMEDIATE
                                                               MONEY MARKET               GOVERNMENT SECURITIES
                                                                   FUND                           FUND
                                                       ------------------------------  ----------------------------
                                                           1997           1996            1997          1996
                                                       -------------- ---------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................    $  3,606,969    $  3,123,305    $ 1,421,306   $ 1,192,426
   Net realized gain (loss) on investments.........         236,951         137,830         63,438       (84,183)
   Change in unrealized appreciation /
     (depreciation) of investments.................         (78,466)         15,587        431,540      (386,046)
                                                       ------------    ------------    -----------   -----------
   Net increase in net assets from operations......       3,765,454       3,276,722      1,916,284       722,197
                                                       ------------    ------------    -----------   -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................      86,657,302     119,080,405      7,536,973     9,100,062
     Transfers from other Funds and
       Guaranteed Interest Account.................      47,922,157      28,258,231      8,017,226     7,049,068
                                                       ------------    ------------    -----------   -----------
         Total.....................................     134,579,459     147,338,636     15,554,199    16,149,130
                                                       ------------    ------------    -----------   -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................      16,145,603      15,180,565      3,204,151     3,753,602
     Transfers to other Funds and
       Guaranteed Interest Account.................     117,776,744     119,609,249      6,576,233     5,943,525
     Withdrawal and administrative charges.........         297,412         206,649         54,007        45,485
                                                       ------------    ------------    -----------   -----------
           Total...................................     134,219,759     134,996,463      9,834,391     9,742,612
                                                       ------------    ------------    -----------   -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................         359,700      12,342,173      5,719,808     6,406,518
                                                       ------------    ------------    -----------   -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (68,437)        (61,391)       (50,296)      (24,318)
                                                       ------------    ------------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................       4,056,717      15,557,504      7,585,796     7,104,397

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      93,814,801      78,257,297     29,428,193    22,323,796
                                                       ------------    ------------    -----------   -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................    $ 97,871,518    $ 93,814,801    $37,013,989   $29,428,193
                                                       ============   ===============  ============= =============

                                                                    FIXED INCOME SERIES:
                                                    -------------------------------------------------------------
                                                              ALLIANCE                      ALLIANCE
                                                            QUALITY BOND                   HIGH YIELD
                                                                FUND                          FUND
                                                     ---------------------------  -----------------------------
                                                        1997          1996            1997           1996
                                                    -------------- -------------  ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $ 1,622,820    $ 1,226,243    $ 10,021,713  $ 4,979,724
   Net realized gain (loss) on investments.........      249,479        280,060       8,751,281    4,297,646
   Change in unrealized appreciation /
     (depreciation) of investments.................      547,099       (469,209)       (187,263)     721,266
                                                     -----------    -----------    ------------  -----------
   Net increase in net assets from operations......    2,419,398      1,037,094      18,585,731    9,998,636
                                                     -----------    -----------    ------------  -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................    8,725,632      7,201,618      39,249,294   23,155,861
     Transfers from other Funds and
       Guaranteed Interest Account.................   14,735,972     11,609,924      81,831,743   30,143,138
                                                     -----------    -----------    ------------  -----------
         Total.....................................   23,461,604     18,811,542     121,081,037   53,298,999
                                                     -----------    -----------    ------------  -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................    2,471,399      1,789,909       9,034,492    4,361,957
     Transfers to other Funds and
       Guaranteed Interest Account.................    9,009,004      8,691,630      50,004,724   13,868,715
     Withdrawal and administrative charges.........       49,238         30,562         180,111       78,426
                                                     -----------    -----------    ------------  -----------
           Total...................................   11,529,641     10,512,101      59,219,327   18,309,098
                                                     -----------    -----------    ------------  -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................   11,931,963      8,299,441      61,861,710   34,989,902
                                                     -----------    -----------    ------------  -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (51,466)       (33,143)       (195,148)     (78,617)
                                                     -----------    -----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................   14,299,895      9,303,392      80,252,293   44,909,921
                                                     -----------    -----------    ------------  -----------
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   26,349,265     17,045,873      77,961,239   33,051,318
                                                     -----------    -----------    ------------  -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $40,649,160    $26,349,265    $158,213,532  $77,961,239
                                                     ===========    ===========    ============  ===========

See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES:
                                                         --------------------------------------------------------------------
                                                           T. ROWE         EQ/PUTNAM
                                                            PRICE           GROWTH &
                                                            EQUITY           INCOME                   ALLIANCE
                                                            INCOME           VALUE                 GROWTH & INCOME
                                                           FUND(A)          FUND(A)                     FUND
                                                         -------------    -------------    --------------------------------
                                                            1997             1997              1997             1996
                                                         -------------    -------------    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................      $   213,607      $    27,593      $   (881,670)   $    674,662
   Net realized gain (loss) on investments.........           84,219           48,562        22,637,435       9,675,338
   Change in unrealized appreciation /
     (depreciation) of investments.................        3,419,591          743,804        34,617,976      10,940,166
                                                         -----------      -----------      ------------    ------------
   Net increase in net assets from operations......        3,717,417          819,959        56,373,741      21,290,166
                                                         -----------      -----------      ------------    ------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................       14,253,368        9,287,300        77,902,559      44,131,391
     Transfers from other Funds and
       Guaranteed Interest Account.................       49,127,513       21,624,425       159,040,741      70,653,911
                                                         -----------      -----------      ------------    ------------
         Total.....................................       63,380,881       30,911,725       236,943,300     114,785,302
                                                         -----------      -----------      ------------    ------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................          461,902          221,732        15,991,738       6,415,518
     Transfers to other Funds and
       Guaranteed Interest Account.................        8,775,894        2,466,969        70,222,768      36,251,785
     Withdrawal and administrative charges.........            7,224            5,138           387,138         177,183
                                                         -----------      -----------      ------------    ------------
           Total...................................        9,245,020        2,693,839        86,601,644      42,844,486
                                                         -----------      -----------      ------------    ------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................       54,135,861       28,217,886       150,341,656      71,940,816
                                                         -----------      -----------      ------------    ------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (368,386)        (283,117)         (337,427)       (144,964)
                                                         -----------      -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................       57,484,892       28,754,728       206,377,970      93,086,018

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................               --               --       163,506,297      70,420,279
                                                         -----------      -----------      ------------    ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................      $57,484,892      $28,754,728      $369,884,267    $163,506,297
                                                         ===========      ===========      ============    ============

                                                                         EQUITY SERIES:
                                                     ----------------------------------------------------
                                                                                           MERRILL
                                                                ALLIANCE                 LYNCH BASIC
                                                              EQUITY INDEX              VALUE EQUITY
                                                                  FUND                     FUND(A)
                                                     --------------------------------   --------------
                                                         1997             1996              1997
                                                     --------------  ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $    785,831   $  1,004,328       $    28,039
   Net realized gain (loss) on investments.........    15,251,160     14,191,113            32,936
   Change in unrealized appreciation /
     (depreciation) of investments.................    98,430,290     19,487,539           226,896
                                                     ------------   ------------       -----------
   Net increase in net assets from operations......   114,467,281     34,682,980           287,871
                                                     ------------   ------------       -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................   123,805,230     78,060,051         5,085,307
     Transfers from other Funds and
       Guaranteed Interest Account.................   497,060,564    224,346,052        15,531,026
                                                     ------------   ------------       -----------
         Total.....................................   620,865,794    302,406,103        20,616,333
                                                     ------------   ------------       -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................    26,845,795      8,358,084           146,225
     Transfers to other Funds and
       Guaranteed Interest Account.................   332,805,482    142,130,534         3,680,513
     Withdrawal and administrative charges.........       650,256        217,821             3,018
                                                     ------------   ------------       -----------
           Total...................................   360,301,533    150,706,439         3,829,756
                                                     ------------   ------------       -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................   260,564,261    151,699,664        16,786,577
                                                     ------------   ------------       -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (491,351)      (138,050)          (298,904)
                                                     ------------   ------------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................   374,540,191    186,244,594        16,775,544

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   274,346,704     88,102,110                --
                                                     ------------   ------------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $648,886,895   $274,346,704       $16,775,544
                                                     ============   ============       ===========

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY SERIES (CONTINUED):
                                                       ------------------------------------------------------
                                                                    ALLIANCE                       MFS
                                                                  COMMON STOCK                  RESEARCH
                                                                      FUND                       FUND(A)
                                                       -----------------------------------   --------------
                                                            1997              1996               1997
                                                       ----------------- -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................     $  (40,194,434)   $  (18,656,106)      $  (44,322)
   Net realized gain (loss) on investments.........        520,414,631       467,121,717          156,450
   Change in unrealized appreciation /
     (depreciation) of investments.................        776,898,715       326,272,321          477,876
                                                         -------------    --------------       ----------
   Net increase in net assets from operations......      1,257,118,912       774,737,932          590,004
                                                         -------------    --------------       ----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        485,617,488       453,359,975        9,395,788
     Transfers from other Funds and
       Guaranteed Interest Account.................        981,404,674       762,624,599       21,884,490
                                                         -------------    --------------       ----------
         Total.....................................      1,467,022,162     1,215,984,574       31,280,278
                                                         -------------    --------------       ----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................        326,957,672       220,362,060          315,298
     Transfers to other Funds and
       Guaranteed Interest Account.................        793,882,977       607,476,726        3,913,603
     Withdrawal and administrative charges.........          6,730,878         5,572,073            4,474
                                                         -------------    --------------       ----------
           Total...................................      1,127,571,527       833,410,859        4,233,375
                                                         -------------    --------------       ----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        339,450,635       382,573,715       27,046,903
                                                         -------------    --------------       ----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (5,291,673)       (2,598,917)        (462,377)
                                                         -------------    --------------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      1,591,277,874     1,154,712,730       27,174,530

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      4,332,698,100     3,177,985,370               --
                                                        --------------    --------------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)                    $5,923,975,974    $4,332,698,100       $27,174,530
   ATTRIBUTABLE TO CONTRACT OWNERS.................     ===============   ==============       ===========

                                                                             EQUITY SERIES (CONTINUED):
                                                       -------------------------------------------------------------------
                                                                 ALLIANCE                           ALLIANCE
                                                                  GLOBAL                         INTERNATIONAL
                                                                   FUND                               FUND
                                                      --------------------------------   -------------------------------
                                                           1997            1996              1997            1996
                                                      ---------------- ---------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................     $  4,053,343    $  2,150,106      $  1,841,231     $   485,233
   Net realized gain (loss) on investments.........       44,106,582      22,308,566         8,984,846       2,972,966
   Change in unrealized appreciation /
     (depreciation) of investments.................        7,345,361      26,407,595       (15,797,804)      1,086,851
                                                         ------------    ------------      ------------    -----------
   Net increase in net assets from operations......       55,505,286      50,866,267        (4,971,727)      4,545,050
                                                         ------------    ------------      ------------    -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................       89,835,392     104,951,106        27,672,360      32,148,619
     Transfers from other Funds and
       Guaranteed Interest Account.................      100,167,043     115,437,667       151,532,780     132,166,698
                                                         ------------    ------------      ------------    -----------
         Total.....................................      190,002,435     220,388,773       179,205,140     164,315,317
                                                         ------------    ------------      ------------    -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................       38,003,491      28,738,527         9,154,376       3,342,378
     Transfers to other Funds and
       Guaranteed Interest Account.................       93,151,966      61,058,782       143,958,994      83,376,653
     Withdrawal and administrative charges.........        1,013,918         724,468           226,612          60,421
                                                         ------------    ------------      ------------    -----------
           Total...................................      132,169,375      90,521,777       153,339,982      86,779,452
                                                         ------------    ------------      ------------    -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................       57,833,060     129,866,996        25,865,158      77,535,865
                                                         ------------    ------------      ------------    -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (280,980)       (286,484)            8,298           5,549
                                                         ------------    ------------      ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      113,057,366     180,446,779        20,901,729      82,086,464

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      495,454,265     315,007,486        97,187,560      15,101,096
                                                         ------------    ------------      ------------    -----------
NET ASSETS -- END OF PERIOD (NOTE 1)                     $608,511,631    $495,454,265      $118,089,289    $ 97,187,560
   ATTRIBUTABLE TO CONTRACT OWNERS.................      ============    ============      ============    ============


(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQUITY SERIES (CONTINUED):
                                                         -----------------------------------------------------------------------
                                                                             MORGAN
                                                            T. ROWE         STANLEY
                                                             PRICE          EMERGING
                                                         INTERNATIONAL      MARKETS                    ALLIANCE
                                                             STOCK           EQUITY                AGGRESSIVE STOCK
                                                            FUND(A)         FUND(b)                      FUND
                                                         --------------   -------------   ------------------------------------
                                                             1997            1997              1997               1996
                                                         --------------   -------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................       $  (167,342)    $    15,148      $  (36,023,732)    $  (27,686,560)
   Net realized gain (loss) on investments.........        (1,454,589)       (875,317)        414,890,550        578,406,046
   Change in unrealized appreciation /
     (depreciation) of investments.................          (917,513)     (1,097,984)        (79,262,405)       (87,392,419)
                                                          -----------     -----------      --------------     --------------
   Net increase in net assets from operations......        (2,539,444)     (1,958,153)        299,604,413        463,327,067
                                                          -----------     -----------      --------------     --------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        11,943,016       2,087,150         378,453,001        390,313,679
     Transfers from other Funds and
       Guaranteed Interest Account.................        48,742,022      17,543,713       1,226,614,217      1,303,527,875
                                                          -----------     -----------      --------------     --------------
         Total.....................................        60,685,038      19,630,863       1,605,067,218      1,693,841,554
                                                          -----------     -----------      --------------     --------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................           551,644          38,081         223,777,455        154,410,598
     Transfers to other Funds and
       Guaranteed Interest Account.................        19,727,736      10,197,807       1,226,219,275      1,118,235,181
     Withdrawal and administrative charges.........            12,207           1,449           5,581,896          4,762,116
                                                          -----------     -----------      --------------     --------------
           Total...................................        20,291,587      10,237,337       1,455,578,626      1,277,407,895
                                                          -----------     -----------      --------------     --------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        40,393,451       9,393,526         149,488,592        416,433,659
                                                          -----------     -----------      --------------     --------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).            74,460       1,210,394            (445,491)          (596,353)
                                                          -----------     -----------      --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................        37,928,467       8,645,767         448,647,514        879,164,373

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................                --              --       2,976,573,730      2,097,409,357
                                                          -----------     -----------      --------------     --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................       $37,928,467     $ 8,645,767      $3,425,221,244     $2,976,573,730
                                                          ===========     ===========      ==============     ==============

                                                                        EQUITY SERIES (CONTINUED):
                                                         ----------------------------------------------------
                                                             WARBURG
                                                             PINCUS           ALLIANCE       MFS EMERGING
                                                         SMALL COMPANY       SMALL CAP          GROWTH
                                                             VALUE             GROWTH         COMPANIES
                                                            FUND(A)           FUND(A)           FUND(A)
                                                         ---------------   ---------------   --------------
                                                             1997              1997              1997
                                                         --------------    ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................      $   (233,472)      $  (226,153)      $   (59,318)
   Net realized gain (loss) on investments.........          (398,282)         2,928,197          410,582
   Change in unrealized appreciation /
     (depreciation) of investments.................            22,263         (1,564,649)         405,203
                                                         ------------       ------------      -----------
   Net increase in net assets from operations......          (609,491)         1,137,395          756,467
                                                         ------------       ------------      -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        17,932,084         15,686,202       10,348,726
     Transfers from other Funds and
       Guaranteed Interest Account.................        95,994,086        134,506,874       41,158,325
                                                         ------------       ------------      -----------
         Total.....................................       113,926,170        150,193,076       51,507,051
                                                         ------------       ------------      -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................           710,649            644,310          272,079
     Transfers to other Funds and
       Guaranteed Interest Account.................        44,374,048         87,128,302       20,257,025
     Withdrawal and administrative charges.........            13,343              7,383            3,323
                                                         ------------       ------------      -----------
           Total...................................        45,098,040         87,779,995       20,532,427
                                                         ------------       ------------      -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        68,828,130         62,413,081       30,974,624
                                                         ------------       ------------      -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).          (153,081)          (487,244)        (659,740)
                                                         ------------       ------------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................        68,065,558         63,063,232       31,071,351

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................                --                 --               --
                                                         ------------       ------------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................      $ 68,065,558       $ 63,063,232      $31,071,351
                                                         ============       ============      ===========

(a) Commenced operations on May 1, 1997.
(b) Commenced operations on August 20, 1997.

See Notes to Financial Statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                               ASSET ALLOCATION SERIES:
                                                     ----------------------------------------------------------------------------
                                                              ALLIANCE                                      ALLIANCE
                                                            CONSERVATIVE            EQ/PUTNAM                GROWTH
                                                              INVESTORS             BALANCED                INVESTORS
                                                                FUND                 FUND(A)                  FUND
                                                     ---------------------------- --------------  ------------------------------
                                                         1997          1996           1997            1997           1996
                                                     ---------------------------- --------------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................   $ 2,448,726   $ 2,631,006    $   129,710    $  7,374,359    $  5,106,790
   Net realized gain (loss) on investments.........     3,730,623     2,242,475        115,430      38,624,261      52,452,931
   Change in unrealized appreciation /
     (depreciation) of investments.................     3,477,016    (1,503,698)       602,835      40,925,116      (9,867,072)
                                                      -----------   -----------    -----------    ------------    ------------
   Net increase in net assets from operations......     9,656,365     3,369,783        847,975      86,923,736      47,692,649
                                                      -----------   -----------    -----------    ------------    ------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................    11,365,584    22,119,111      3,699,337      96,835,654     130,147,052
     Transfers from other Funds and
       Guaranteed Interest Account.................     8,530,415     8,707,223     15,752,330      86,565,969     121,414,460
                                                      -----------   -----------    -----------    ------------    ------------
         Total.....................................    19,895,999    30,826,334     19,451,667     183,401,623     251,561,512
                                                      -----------   -----------    -----------    ------------    ------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................     7,295,059     5,546,973        192,650      39,593,409      25,722,728
     Transfers to other Funds and
       Guaranteed Interest Account.................    14,511,104    14,201,772      7,250,221      76,718,000      49,453,027
     Withdrawal and administrative charges.........       162,391       149,752          1,654       1,162,210         776,045
                                                      -----------   -----------    -----------    ------------    ------------
           Total...................................    21,968,554    19,898,497      7,444,525     117,473,619      75,951,800
                                                      -----------   -----------    -----------    ------------    ------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................    (2,072,555)   10,927,837     12,007,142      65,928,004     175,609,712
                                                      -----------   -----------    -----------    ------------    ------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (172,151)      (72,280)      (434,093)       (551,891)       (212,924)
                                                      -----------   -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................     7,411,659    14,225,340     12,421,024     152,299,849     223,089,437

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................    85,251,552    71,026,212             --     529,410,629     306,321,192
                                                      -----------   -----------    -----------    ------------    ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................   $92,663,211   $85,251,552    $12,421,024    $681,710,478    $529,410,629
                                                      ===========   ===========    ===========    ============    ============

                                                                     ASSET ALLOCATION SERIES:
                                                     -------------------------------------------------
                                                                 ALLIANCE               MERRILL LYNCH
                                                                 BALANCED               WORLD STRATEGY
                                                                   FUND                   FUND(A)
                                                     ---------------------------------  --------------
                                                          1997             1996             1997
                                                     ---------------- ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $   23,301,713   $   19,667,360     $   16,034
   Net realized gain (loss) on investments.........      79,099,392      100,889,344         33,737
   Change in unrealized appreciation /
     (depreciation) of investments.................      45,961,244      (15,177,682)      (153,612)
                                                     --------------   --------------     ----------
   Net increase in net assets from operations......     148,362,349      105,379,022       (103,841)
                                                     --------------   --------------     ----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................      84,629,925      102,324,455      1,913,915
     Transfers from other Funds and
       Guaranteed Interest Account.................     112,630,041      107,478,067      8,826,145
                                                     --------------   --------------     ----------
         Total.....................................     197,259,966      209,802,522     10,740,060
                                                     --------------   --------------     ----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................      96,288,584       78,989,041        156,911
     Transfers to other Funds and
       Guaranteed Interest Account.................     170,604,239      154,003,205      4,913,746
     Withdrawal and administrative charges.........       1,889,094        2,085,995            622
                                                     --------------   --------------     ----------
           Total...................................     268,781,917      235,078,241      5,071,279
                                                     --------------   --------------     ----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................     (71,521,951)     (25,275,719)     5,668,781
                                                     --------------   --------------     ----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).        (620,223)        (481,189)      (139,641)
                                                     --------------   --------------     ----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      76,220,175       79,622,114      5,425,299

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   1,121,735,842    1,042,113,728             --
                                                     --------------   --------------     ----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $1,197,956,017   $1,121,735,842     $5,425,299
                                                     ==============   ==============     ==========


(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


1.  General


    The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of twenty-four investment funds (Funds): Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund. The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class IA shares of The Hudson River Trust (HR Trust) or Class IB shares of EQ Advisors Trust (EQ Trust) (Collectively known as the Trusts). Class IA shares are offered by the Funds at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered by the Fund at net asset value and are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Trusts are open-end, diversified investment management companies that invest separate account assets of insurance companies.


    The Account is used to fund benefits under certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

    The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Realized gains and losses include (1) gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions which are distributed by the Trusts at the end of each year and automatically reinvested in additional shares. Dividends are recorded by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of year.

    No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


3.     Asset Charges


    The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                                                                                                         EQUI-VEST
                                                                     MOMENTUM                                            SERIES 300
                                  EQUI-VEST/MOMENTUM                   PLUS             OLD              EQUIPLAN          & 400
                                      CONTRACTS                      CONTRACTS       CONTRACTS           CONTRACTS       CONTRACTS
                         ------------------------------------   --------------- ----------------   -------------------- ------------
                                                                                                     Common Stock and
                         Alliance Money Market,                                     Common Stock       Intermediate
                           Alliance Balanced,         All                               and             Government
                          Alliance Common Stock      Other                         Money Market         Securities
                                  Funds              Funds           All Funds        Funds               Funds          All Funds
                         ------------------------ ------------      ----------- ----------------   -------------------- ------------
Death Benefits........            0.05%               0.05%            --              0.05%                0.05%           --
Mortality Risks.......            0.30%               0.30%           0.50%            0.45%                0.45%          0.60%
Expenses..............            0.60%               0.60%           0.25%            0.16%                0.16%        0.24/0.25%
Expense Risks.........            0.30%               0.15%           0.60%            0.08%                0.08%          0.50%
Financial Accounting..            0.24%               0.24%            --               --                   --             --


    During 1997, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the HR and EQ Funds for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion. Equitable Life charged EQUI-VEST Series 300 and 400 0.25% against the assets of the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, and the Alliance Balanced Funds.

    The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trust ratably with assets attributable to the Contracts.

    Since the Trust shares are valued at their net asset value, investment advisory fees and direct operating expenses of the Trust are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

    Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

    Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4.  Contributions, Payments, Transfers and Charges

    Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

    Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


4.     Contributions, Payments, Transfers and Charges (Continued):

       Accumulation units issued and redeemed during the periods indicated were:

                                                                                                         Years Ended
                                                                                                        December 31,
                                                                                          ------------------------------------------
                                                                                               1997                         1996
Fixed Income Series:
ALLIANCE MONEY MARKET FUND
--------------------------
Issued        --     EQUI-VEST Contracts...............................................      837,383                      471,698
                     Momentum Contracts................................................      483,055                      508,189
                     Momentum Plus Contracts 135 BP....................................      588,908                      812,388
                     Momentum Plus Contracts 100 BP....................................       10,050                       40,920
                     Old Contracts.....................................................      120,867                        4,948
                     EQUI-VEST Series 300 and 400 Contracts............................      258,260                      245,758
Redeemed      --     EQUI-VEST Contracts...............................................      877,393                      479,069
                     Momentum Contracts................................................      415,858                      456,078
                     Momentum Plus Contracts 135 BP....................................      564,110                      804,620
                     Momentum Plus Contracts 100 BP....................................       10,333                       27,829
                     Old Contracts.....................................................        1,572                       15,490
                     EQUI-VEST Series 300 and 400 Contracts............................      277,148                      162,153

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
------------------------------------------------
Issued        --     Momentum Contracts................................................        5,215                        5,037
                     Momentum Plus Contracts 135 BP....................................       29,724                       30,826
                     Momentum Plus Contracts 100 BP....................................          804                        2,792
                     EQUIPLAN Contracts................................................       49,549                       13,023
                     EQUI-VEST Series 300 and 400 Contracts............................      105,144                      103,536
Redeemed      --     Momentum Contracts................................................        4,851                        2,248
                     Momentum Plus Contracts 135 BP....................................       31,521                       37,473
                     Momentum Plus Contracts 100 BP....................................          813                          336
                     EQUIPLAN Contracts................................................            2                        8,091
                     EQUI-VEST Series 300 and 400 Contracts............................       50,075                       46,208

ALLIANCE QUALITY BOND FUND
--------------------------
Issued        --     Momentum Contracts................................................        7,848                        4,794
                     Momentum Plus Contracts 135 BP....................................       22,668                       21,227
                     Momentum Plus Contracts 100 BP....................................          449                        1,393
                     EQUI-VEST Series 300 and 400 Contracts............................      167,788                      145,134
Redeemed      --     Momentum Contracts................................................        5,005                        1,778
                     Momentum Plus Contracts 135 BP....................................       12,495                       10,306
                     Momentum Plus Contracts 100 BP....................................          636                           47
                     EQUI-VEST Series 300 and 400 Contracts............................       80,367                       84,488

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                           December 31,
                                                                                             ---------------------------------------
                                                                                                 1997                       1996
                                                                                             --------------            -------------
ALLIANCE HIGH YIELD FUND
------------------------
Issued         --       Momentum Contracts................................................      17,805                     12,054
                        Momentum Plus Contracts 135 BP....................................      62,992                     50,342
                        Momentum Plus Contracts 100 BP....................................       1,622                      5,597
                        EQUI-VEST Series 300 and 400 Contracts............................     726,147                    347,167
Redeemed       --       Momentum Contracts................................................       6,772                      1,584
                        Momentum Plus Contracts 135 BP....................................      42,608                     26,154
                        Momentum Plus Contracts 100 BP....................................       1,327                        478
                        EQUI-VEST Series 300 and 400 Contracts............................     338,338                    112,750
Equity Series:
T. ROWE PRICE EQUITY INCOME FUND
--------------------------------
Issued         --       EQUI-VEST Series 300 and 400 Contracts............................     554,196                         --
Redeemed       --       EQUI-VEST Series 300 and 400 Contracts............................      79,255                         --

EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
Issued         --       EQUI-VEST Series 300 and 400 Contracts............................     273,498                         --
Redeemed       --       EQUI-VEST Series 300 and 400 Contracts............................      23,834                         --

ALLIANCE GROWTH & INCOME FUND
-----------------------------
Issued         --       Momentum Contracts................................................      45,474                     32,378
               --       Momentum Plus Contracts 135 BP....................................     116,065                     80,062
                        Momentum Plus Contracts 100 BP....................................       3,889                      3,154
                        Momentum Plus Contracts 90 BP.....................................       1,441                         --
                        EQUI-VEST Series 300 and 400 Contracts............................   1,286,205                    769,435
Redeemed       --       Momentum Contracts................................................      17,193                      8,397
                        Momentum Plus Contracts 135 BP....................................      46,155                     26,343
                        Momentum Plus Contracts 100 BP....................................       2,901                        126
                        Momentum Plus Contracts 90 BP.....................................         337                         --
                        EQUI-VEST Series 300 and 400 Contracts............................     462,065                    291,623

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
                                                                                                1997                       1996
                                                                                           --------------             --------------
ALLIANCE EQUITY INDEX FUND
--------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................      2,967,392                  1,866,091
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................      1,768,139                    971,325

MERRILL LYNCH BASIC VALUE EQUITY FUND
-------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        177,242                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         32,592                         --

ALLIANCE COMMON STOCK FUND
--------------------------
Issued        --     EQUI-VEST Contracts...............................................      4,383,156                  4,329,571
                     Momentum Contracts................................................        204,382                    243,637
                     Momentum Plus Contracts 135 BP....................................        545,202                    597,453
                     Momentum Plus Contracts 100 BP....................................         41,653                    157,605
                     Momentum Plus Contracts 90 BP.....................................          6,431                         --
                     Old Contracts.....................................................        301,258                        728
                     EQUIPLAN Contracts................................................         86,999                        303
                     EQUI-VEST Series 300 and 400 Contracts............................      1,968,780                  2,233,005
Redeemed      --     EQUI-VEST Contracts...............................................      3,930,073                  3,688,353
                     Momentum Contracts................................................        134,959                    127,310
                     Momentum Plus Contracts 135 BP....................................        354,590                    264,968
                     Momentum Plus Contracts 100 BP....................................        142,434                     17,583
                     Momentum Plus Contracts 90 BP.....................................          1,552                         --
                     Old Contracts.....................................................          3,085                     42,438
                     EQUIPLAN Contracts................................................          1,986                     12,375
                     EQUI-VEST Series 300 and 400 Contracts............................        660,995                    764,368

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                1997                       1996
                                                                                            --------------             -------------
MFS RESEARCH FUND
-----------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        273,002                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         36,730                         --

ALLIANCE GLOBAL FUND
--------------------
Issued        --     Momentum Contracts................................................         67,282                     69,785
                     Momentum Plus Contracts 135 BP....................................        173,371                    226,890
                     Momentum Plus Contracts 100 BP....................................          3,421                     14,214
                     Momentum Plus Contracts 90 BP.....................................          2,872                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,087,193                  1,395,485
Redeemed      --     Momentum Contracts................................................         36,989                     15,804
                     Momentum Plus Contracts 135 BP....................................        151,688                    158,197
                     Momentum Plus Contracts 100 BP....................................          3,187                      1,356
                     Momentum Plus Contracts 90 BP.....................................            468                         --
                     EQUI-VEST Series 300 and 400 Contracts............................        712,463                    521,429

ALLIANCE INTERNATIONAL FUND
---------------------------
Issued        --     Momentum Contracts................................................         23,465                     21,296
                     Momentum Plus Contracts 135 BP....................................         61,102                     61,499
                     Momentum Plus Contracts 100 BP....................................          8,513                     26,479
                     Momentum Plus Contracts 90 BP.....................................          1,175                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,473,483                  1,395,292
Redeemed      --     Momentum Contracts................................................         10,479                      2,534
                     Momentum Plus Contracts 135 BP....................................         25,904                     10,691
                     Momentum Plus Contracts 100 BP....................................         25,384                      5,744
                     Momentum Plus Contracts 90 BP.....................................            387                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,268,707                    772,701

T. ROWE PRICE INTERNATIONAL STOCK FUND
--------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        590,328                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................        201,762                         --

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
                                                                                                1997                        1996
                                                                                           --------------              -------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND
------------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................         228,577                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         119,707                         --

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Issued        --     EQUI-VEST Contracts...............................................      12,306,387                 15,729,861
                     Momentum Contracts................................................         663,082                    640,809
                     Momentum Plus Contracts 135 BP....................................         574,827                    611,656
                     Momentum Plus Contracts 100 BP....................................          36,380                    124,790
                     Momentum Plus Contracts 90 BP.....................................           9,299                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       2,341,814                  2,252,325
Redeemed      --     EQUI-VEST Contracts...............................................      12,221,170                 13,605,973
                     Momentum Contracts................................................         506,394                    329,415
                     Momentum Plus Contracts 135 BP....................................         369,618                    259,855
                     Momentum Plus Contracts 100 BP....................................         107,896                     15,823
                     Momentum Plus Contracts 90 BP.....................................           2,386                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       1,583,469                  1,094,154

WARBURG PINCUS SMALL COMPANY VALUE FUND
---------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................         944,293                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         367,754                         --

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Issued        --     Momentum Contracts................................................           6,275                         --
                     Momentum Plus Contracts 135 BP....................................           8,595                         --
                     Momentum Plus Contracts 90 BP.....................................             466                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       1,187,782                         --
Redeemed      --     Momentum Contracts................................................             139                         --
                     Momentum Plus Contracts 135 BP....................................             743                         --
                     EQUI-VEST Series 300 and 400 Contracts............................         700,040                         --

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                 1997                       1996
                                                                                            --------------             -------------
MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        424,497                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................        168,426                         --

ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Issued        --     Momentum Contracts................................................          8,745                     10,705
                     Momentum Plus Contracts 135 BP....................................         45,283                     55,120
                     Momentum Plus Contracts 100 BP....................................          1,777                      5,947
                     EQUI-VEST Series 300 and 400 Contracts............................        114,868                    200,840
Redeemed      --     Momentum Contracts................................................          4,397                      3,249
                     Momentum Plus Contracts 135 BP....................................         52,105                     47,599
                     Momentum Plus Contracts 100 BP....................................          1,102                      1,318
                     EQUI-VEST Series 300 and 400 Contracts............................        128,454                    125,486

EQ/PUTNAM BALANCED FUND
-----------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        175,775                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         66,296                         --

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Issued        --     Momentum Contracts................................................         70,069                     69,706
                     Momentum Plus Contracts 135 BP....................................        206,206                    277,255
                     Momentum Plus Contracts 100 BP....................................          3,369                     15,724
                     Momentum Plus Contracts 90 BP.....................................          2,935                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,019,421                  1,654,096
Redeemed      --     Momentum Contracts................................................         33,111                     16,841
                     Momentum Plus Contracts 135 BP....................................        138,201                    143,744
                     Momentum Plus Contracts 100 BP....................................          3,482                      1,072
                     Momentum Plus Contracts 90 BP.....................................          1,446                         --
                     EQUI-VEST Series 300 and 400 Contracts............................        640,400                    441,519

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Concluded):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                  1997                      1996
                                                                                            --------------             -------------
ALLIANCE BALANCED FUND
----------------------
Issued        --     EQUI-VEST Contracts...............................................        3,643,409                4,328,191
                     Momentum Contracts................................................          272,369                  344,030
                     Momentum Plus Contracts 135 BP....................................          168,722                  200,165
                     Momentum Plus Contracts 100 BP....................................           15,895                   55,952
                     Momentum Plus Contracts 90 BP.....................................            2,030                       --
                     EQUI-VEST Series 300 and 400 Contracts............................          263,741                  274,681
Redeemed      --     EQUI-VEST Contracts...............................................        5,926,775                6,220,763
                     Momentum Contracts................................................          277,292                  243,591
                     Momentum Plus Contracts 135 BP....................................          131,565                  118,387
                     Momentum Plus Contracts 100 BP....................................           52,839                    7,610
                     Momentum Plus Contracts 90 BP.....................................            1,298                       --
                     EQUI-VEST Series 300 and 400 Contracts............................          156,561                  112,296

MERRILL LYNCH WORLD STRATEGY FUND
---------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................           98,231                       --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................           45,952                       --

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets

    Net assets consist of: (i) net assets attributable to Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

    Listed below are components of net assets:


                                                       FIXED INCOME SERIES                                   EQUITY SERIES
                                 -----------------------------------------------------------------   ------------------------------
                                                     ALLIANCE                                                           EQ/PUTNAM
                                                   INTERMEDIATE                                         T. ROWE         GROWTH &
                                   ALLIANCE         GOVERNMENT       ALLIANCE        ALLIANCE HIGH      PRICE            INCOME
                                    MONEY           SECURITIES      QUALITY BOND         YIELD          EQUITY            VALUE
                                 MARKET FUND          FUND             FUND              FUND          INCOME FUND         FUND
                                 -------------    -------------   --------------   ---------------   --------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........     28,630,592               --               --                --               --              --
Net assets attributable
   to Old Contracts in
   accumulation period........      4,189,205               --               --                --               --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........             --        2,716,528               --                --               --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........      9,048,240        1,229,416        1,212,237         4,617,656               --              --
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........     37,749,123        8,815,249        4,783,603        18,859,053               --              --
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........             --          274,922          136,288           809,324               --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........      1,412,220               --               --                --               --              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........     16,842,138       23,975,250       34,339,271       133,635,037       57,484,892      28,754,728
Actuarial reserves,
   financial reserves, and
   other contract
   liabilities
   attributable to
   Contracts in payout........             --            2,624          177,761           292,462               --              --
                                  -----------      -----------      -----------      ------------      -----------     -----------
                                  $97,871,518      $37,013,989      $40,649,160      $158,213,532      $57,484,892     $28,754,728
                                  ===========      ===========      ===========      ============      ===========     ===========


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                                                       EQUITY SERIES (CONTINUED)
                                ----------------------------------------------------------------------------------------------------
                                  ALLIANCE        ALLIANCE        MERRILL
                                  GROWTH &         EQUITY       LYNCH BASIC         ALLIANCE                            ALLIANCE
                                   INCOME           INDEX          VALUE          COMMON STOCK      MFS RESEARCH         GLOBAL
                                    FUND            FUND        EQUITY FUND           FUND              FUND              FUND
                                --------------  --------------  -------------    ----------------   --------------   ---------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........            --              --             --       4,410,526,160               --                --
Net assets attributable
   to Old Contracts in
   accumulation period........            --              --             --          97,099,845               --                --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........            --              --             --          29,158,614               --                --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........    12,372,665      20,100,426             --         149,357,161               --        22,261,752
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........    32,871,014      49,512,169             --         246,774,664               --        71,745,486
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........       542,065         910,494             --           6,002,465               --         1,542,816
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........       160,600         494,802             --             724,146               --           293,574
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   322,669,974     576,476,443     16,775,544         944,084,494       27,174,530       511,706,502
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........     1,267,949       1,392,561             --          40,248,425               --           961,501
                                ------------    ------------    -----------      --------------      -----------      ------------
                                $369,884,267    $648,886,895    $16,775,544      $5,923,975,974      $27,174,530      $608,511,631
                                ============    ============    ===========      ==============      ===========      ============

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                                                    EQUITY SERIES (CONTINUED)
                               ---------------------------------------------------------------------------------------------------
                                                   T. ROWE           MORGAN                              WARBURG
                                                    PRICE           STANLEY           ALLIANCE        PINCUS SMALL       ALLIANCE
                                 ALLIANCE        INTERNATIONAL      EMERGING         AGGRESSIVE          COMPANY          SMALL
                               INTERNATIONAL        STOCK            MARKETS            STOCK              VALUE            CAP
                                   FUND              FUND         EQUITY FUND           FUND              FUND         GROWTH FUND
                               --------------    -------------    -------------   -----------------   --------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........            --               --               --       2,543,630,247               --              --
Net assets attributable
   to Old Contracts in                                                                          --
   accumulation period........            --               --               --                                   --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........            --               --               --                  --               --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........     3,478,117               --               --         130,445,811               --         770,364
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........     9,194,987               --               --         209,848,220               --         985,779
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........       349,606               --               --           4,875,759               --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........        82,473               --               --             825,522               --          58,653
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   104,469,920       37,928,467        8,645,767         526,973,693       68,065,558      61,236,251
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........       514,186               --               --           8,621,992               --          12,185
                                ------------      -----------       ----------      --------------      -----------     -----------
                                $118,089,289      $37,928,467       $8,645,767      $3,425,221,244      $68,065,558     $63,063,232
                                ============      ===========       ==========      ==============      ===========     ===========

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                 EQUITY SERIES (CONCLUDED)                           ASSETS ALLOCATION SERIES
                               ------------------------------   --------------------------------------------------------------------
                                   MFS
                                 EMERGING         ALLIANCE                                                               MERRILL
                                  GROWTH        CONSERVATIVE                       ALLIANCE                           LYNCH WORLD
                                COMPANIES        INVESTORS        EQ/PUTNAM          GROWTH            ALLIANCE          STRATEGY
                                   FUND             FUND        BALANCED FUND    INVESTORS FUND     BALANCED FUND          FUND
                               -------------    -------------   --------------   ---------------   -----------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........           --               --               --                --       1,006,566,451              --
Net assets attributable
   to Old Contracts in
   accumulation period........           --               --               --                --                  --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........           --               --               --                --                  --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........           --        2,932,016               --        22,609,452          40,673,022              --
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........           --       16,048,869               --        85,908,116          59,761,156              --
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........           --          651,178               --         1,842,069           1,353,282              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........           --               --               --           188,657              89,772              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   31,071,351       72,446,188       12,421,024       569,316,879          88,622,534       5,425,299
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........           --          584,960               --         1,845,305             889,800              --
                                -----------      -----------      -----------      ------------      --------------      ----------
                                $31,071,351      $92,663,211      $12,421,024      $681,710,478      $1,197,956,017      $5,425,299
                                ===========      ===========      ===========      ============      ==============      ==========

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.

                   ALLIANCE MONEY MARKET FUND -- OLD CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $33.52   $32.00   $30.44   $29.43   $28.75   $27.92   $26.47   $24.59   $22.66   $21.23
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $35.12   $33.52   $32.00   $30.44   $29.43   $28.75   $27.92   $26.47   $24.59   $22.66
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........       119      129      140      147      168      204      246      289      310      339
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         ALLIANCE MONEY MARKET FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $28.28   $27.22   $26.08   $25.41   $25.01   $24.48   $23.38   $21.89   $20.32   $19.18
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $29.41   $28.28   $27.22   $26.08   $25.41   $25.01   $24.48   $23.38   $21.89   $20.32
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of  EQUI-VEST units
    outstanding, end of period
    (000's).....................       973    1,013    1,021    1,000    1,065    1,201    1,325    1,307    1,045      656
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............       308      240      188      166       56
                                    ======   ======   ======   ======   ======

         ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,                     SEPTEMBER 9, 1993*
                                                     ---------------------------------------
                                                                                                        TO DECEMBER 31, 1993
                                                      1997      1996       1995      1994
                                                     -------   -------   --------   -------            -----------------------
Unit value, beginning of period..................    $111.75   $107.55    $103.10   $100.47                     $100.00
                                                     =======   =======   ========   =======                     =======
Unit value, end of period........................    $116.21   $111.75    $107.55   $103.10                     $100.47
                                                     =======   =======   ========   =======                     =======
Number of units outstanding, end of period (000's)       325       307        299       474                          62
                                                     =======   =======   ========   =======                     =======

         ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $105.65                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $110.26                       $105.65
                                                         =======                       =======
Number of units outstanding, end of period (000's)            13                            13
                                                         =======                       =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


      ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     -------   -------    -------            -----------------------
Unit value, beginning of period..................    $111.21   $107.04    $102.61                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $115.66   $111.21    $107.04                     $102.61
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       146       165         81                          63
                                                     =======   =======    =======                     =======

     ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUIPLAN CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Unit value, beginning of period.    $51.34   $49.69   $44.04   $46.25   $42.04   $40.00   $35.17   $33.12   $28.89   $27.31
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $54.83   $51.34   $49.69   $44.04   $46.25   $42.04   $40.00   $35.17   $33.12   $28.89
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........        50       55       50       54       58       66       74       82       91       98
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

     ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     -------   -------    -------            -----------------------
Unit value, beginning of period..................    $112.40   $109.80    $ 98.19                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $118.98   $112.40    $109.80                     $ 98.19
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        10        10          7                           1
                                                     =======   =======    =======                     =======

              ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                       MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994              TO DECEMBER 31, 1993
                                                     -------   -------   --------   -------            -----------------------
Unit value, beginning of period..................    $108.45   $105.94   $  94.76   $100.44                      $100.00
                                                     =======   =======   ========   =======                      =======
Unit value, end of period........................    $114.78   $108.45    $105.94   $ 94.76                      $100.44
                                                     =======   =======   ========   =======                      =======
Number of units outstanding, end of period (000's)        77        81         88        64                            1
                                                     =======   =======   ========   =======                      =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                       MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     --------------                SEPTEMBER 1, 1996*
                                                           1997                  TO DECEMBER 31, 1996
                                                         --------               ----------------------
Unit value, beginning of period..................        $105.75                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $112.32                       $105.75
                                                         =======                       =======
Number of units outstanding, end of period (000's)             2                             2
                                                         =======                       =======

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                     EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------                 JUNE 1, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     --------  --------  ---------           ----------------------
Unit value, beginning of period..................    $112.40   $109.80    $ 98.19                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $118.98   $112.40    $109.80                     $ 98.19
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       202       146         89                          32
                                                     =======   =======    =======                     =======

                ALLIANCE QUALITY BOND FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------                  JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           ----------------------
Unit value, beginning of period..................    $112.65   $108.38    $ 93.87                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $121.30   $112.65    $108.38                     $ 93.87
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        10         7          4                           1
                                                     =======   =======    =======                     =======

         ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $118.87   $114.38    $ 99.07                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $127.99   $118.87    $114.38                     $ 99.07
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        37        28         17                           3
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


         ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $108.84                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $117.60                       $108.84
                                                         =======                       =======
Number of units outstanding, end of period (000's)             1                             1
                                                         =======                       =======

      ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $112.65   $108.38    $ 93.87                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $121.30   $112.65    $108.38                     $ 93.87
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       283       196        135                          53
                                                     =======   =======    =======                     =======

                 ALLIANCE HIGH YIELD FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JUNE 1, 1994* TO
                                                      1997      1996       1995                DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $137.53   $113.44    $ 95.88                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $160.74   $137.53    $113.44                     $ 95.88
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        29        18          7                           1
                                                     =======   =======    =======                     =======

          ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $146.80   $121.10    $102.37   $106.74                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $171.56   $146.80    $121.10   $102.37                     $106.74
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       110        94         70        38                           1
                                                     =======   =======    =======   =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996
                                                          1997                   TO DECEMBER 31, 1996*
                                                         --------               ------------------------
Unit value, beginning of period..................        $127.46                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $149.49                       $127.46
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             5
                                                         =======                       =======

       ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $137.53   $113.44    $ 95.88                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $160.74   $137.53    $113.44                     $ 95.88
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       831       444        209                          99
                                                     =======   =======    =======                     =======

             T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $121.04
                                                             =======
Number of units outstanding, end of period (000's)               475
                                                             =======

           EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.17
                                                             =======
Number of units outstanding, end of period (000's)               250
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


               ALLIANCE GROWTH & INCOME FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995                TO DECEMBER 31, 1994
                                                     --------  --------  ---------            -----------------------
Unit value, beginning of period..................    $143.37   $121.02    $ 98.86                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.30   $143.37    $121.02                     $ 98.86
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        69        41         17                           4
                                                     =======   =======    =======                     =======

       ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $143.63   $121.25    $ 99.06                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.60   $143.63    $121.25                     $ 99.06
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       183       121         67                           9
                                                     =======   =======    =======                     =======

       ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $123.61                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $155.11                       $123.61
                                                         =======                       =======
Number of units outstanding, end of period (000's)             3                             3
                                                         =======                       =======

        ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $115.81
                                                         =======
Unit value, end of period........................        $145.48
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======

     ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $143.37   $121.02    $ 98.86                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.30   $143.37    $121.02                     $ 98.86
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     1,800       975        498                         210
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                ALLIANCE EQUITY INDEX FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.12   $135.94    $100.95                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.66   $164.12    $135.94                     $100.95
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        94        51         12                           1
                                                     =======   =======    =======                     =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.08   $135.92    $100.94                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.58   $164.08    $135.92                     $100.94
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       231       128         44                           3
                                                     =======   =======    =======                     =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $139.70                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $170.23                       $139.70
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             4
                                                         =======                       =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $114.21
                                                         =======
Unit value, end of period........................        $150.05
                                                         =======
Number of units outstanding, end of period (000's)             3
                                                         =======

      ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.12   $135.94    $100.95                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.66   $164.12    $135.94                     $100.95
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     2,686     1,486        592                          47
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          MERRILL LYNCH BASIC VALUE EQUITY FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.97
                                                             =======
Number of units outstanding, end of period (000's)               145
                                                             =======

                   ALLIANCE COMMON STOCK FUND -- OLD CONTRACTS

                                                                       YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------------------------
                                     1997      1996       1995      1994      1993      1992       1991      1990     1989     1988
                                   --------  --------  ---------  --------  --------  --------  ---------  -------  -------  -------
Unit value, beginning of period.   $246.57   $199.66    $151.67   $155.96   $125.72   $122.56    $ 89.56   $97.97   $78.37   $63.99
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Unit value, end of period.......   $316.64   $246.57    $199.66   $151.67   $155.96   $125.72    $122.56   $89.56   $97.97   $78.37
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........       307       345        387       438       467       525        598      694      780      895
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======

          ALLIANCE COMMON STOCK FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                        YEARS ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                    1997      1996       1995      1994      1993      1992       1991      1990     1989     1988
                                   --------  --------  ---------  --------  --------  --------  ---------  -------  -------  -------
Unit value, beginning of period.   $199.05   $162.42    $124.32   $128.81   $104.63   $102.76    $ 75.67   $83.40   $67.22   $55.30
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Unit value, end of period.......   $253.68   $199.05    $162.42   $124.32   $128.81   $104.63    $102.76   $75.67   $83.40   $67.22
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Number of  EQUI-VEST units
   outstanding, end of
   period (000's)...............    17,386    16,933     16,292    15,749    13,917    11,841     10,292    9,670    8,645    7,252
                                   =======   =======    =======   =======    ======   =======    =======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............       589       519        403       270       120
                                   =======   =======    =======    ======    ======

                ALLIANCE COMMON STOCK FUND -- EQUIPLAN CONTRACTS

                                                                         YEARS ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------------------
                                  1997      1996       1995      1994      1993      1992       1991      1990      1989      1988
                                 --------  --------  ---------  --------  --------  --------  ---------  --------  --------  -------
Unit value, beginning of period. $267.08   $216.27    $164.29   $168.93   $136.10   $132.67    $ 96.95   $106.05   $ 84.83   $69.26
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======
Unit value, end of period....... $342.99   $267.08    $216.27   $164.29   $168.93   $136.10    $132.67   $ 96.95   $106.05   $84.83
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======
Number of units outstanding,
   end of period (000's)........      85        96        108       119       124       135        144       157       177      196
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $162.39   $132.47    $101.38   $105.01                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $207.00   $162.39    $132.47   $101.38                     $105.01
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)     1,192     1,039        706       330                          12
                                                     =======   =======    =======   =======                     =======

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $125.89                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $161.04                       $125.89
                                                         =======                       =======
Number of units outstanding, end of period (000's)            37                           140
                                                         =======                       =======

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $115.92
                                                         =======
Unit value, end of period........................        $148.44
                                                         =======
Number of units outstanding, end of period (000's)             5
                                                         =======

      ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $155.42   $126.78    $ 97.03                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $198.12   $155.42    $126.78                     $ 97.03
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     4,765     3,457      1,989                         948
                                                     =======   =======    =======                     =======

                    MFS RESEARCH FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.01
                                                             =======
Number of units outstanding, end of period (000's)               236
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                   ALLIANCE GLOBAL FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $138.00   $122.06    $104.12                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $151.87   $138.00    $122.06                     $104.12
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       147       116         62                          16
                                                     =======   =======    =======                     =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $140.51   $124.30    $106.04   $102.14                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $154.12   $140.51    $124.30   $106.04                     $102.14
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       464       459        391       223                           8
                                                     =======   =======    =======   =======                     =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEAR ENDED
                                                        DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $116.37                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $128.51                       $116.37
                                                         =======                       =======
Number of units outstanding, end of period (000's)            12                            13
                                                         =======                       =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $110.47
                                                         =======
Unit value, end of period........................        $122.12
                                                         =======
Number of units outstanding, end of period (000's)             2
                                                         =======

         ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $138.00   $122.06    $104.12                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $151.87   $138.00    $122.06                     $104.12
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     3,369     2,995      2,121                       1,305
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                ALLIANCE INTERNATIONAL FUND -- MOMENTUM CONTRACTS

                                                        YEAR ENDED
                                                       DECEMBER 31,                  SEPTEMBER 1, 1994*
                                                      1997      1996                TO DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.82   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.92   $112.82                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)        32        19                            0
                                                     =======   =======                      =======

        ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                        YEAR ENDED
                                                       DECEMBER 31,                SEPTEMBER 1, 1994* TO
                                                      1997      1996                 DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.81   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.89   $112.81                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)        85        54                            3
                                                     =======   =======                      =======

        ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $112.96                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $108.42                       $112.96
                                                         =======                       =======
Number of units outstanding, end of period (000's)             3                            21
                                                         =======                       =======

         ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $108.98
                                                         =======
Unit value, end of period........................        $104.70
                                                         =======
Number of units outstanding, end of period (000's)           788
                                                         =======

      ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                        YEAR ENDED
                                                       DECEMBER 31,                  SEPTEMBER 1, 1994*
                                                      1997      1996                TO DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.83   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.92   $112.83                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)       968       763                          141
                                                     =======   =======                      =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          T. ROWE PRICE INTERNATIONAL STOCK FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $ 97.61
                                                             =======
Number of units outstanding, end of period (000's)               387
                                                             =======

        MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- EQUI-VEST CONTRACTS


                                                      August 20, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $ 79.41
                                                             =======
Number of units outstanding, end of period (000's)               109
                                                             =======

       ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                      1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $82.91   $68.73   $52.88   $55.68   $48.30   $50.51   $27.36   $25.86   $18.09   $18.15
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $90.75   $82.91   $68.73   $52.88   $55.68   $48.30   $50.51   $27.36   $25.86   $18.09
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    28,030   27,945   25,821   24,787   21,496   17,986   12,962    9,545    8,134    8,972
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............     1,437    1,281      969      620      258
                                    ======   ======   ======   ======   ======

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $157.31   $130.50    $100.49   $105.90                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $171.96   $157.31    $130.50   $100.49                     $105.90
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)     1,220     1,070        718       350                          12
                                                     =======   =======    =======   =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     --------------                SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $125.54                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $137.72                       $125.54
                                                         =======                       =======
Number of units outstanding, end of period (000's)            35                           109
                                                         =======                       =======

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $108.74
                                                         =======
Unit value, end of period........................        $119.41
                                                         =======
Number of units outstanding, end of period (000's)             7
                                                         =======

    ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $149.41   $123.95   $  95.45                     $100.00
                                                     =======   =======   ========                     =======
Unit value, end of period........................    $163.33   $149.41    $123.95                     $ 95.45
                                                     =======   =======   ========                     =======
Number of units outstanding, end of period (000's)     3,226     2,468      1,310                         664
                                                     =======   =======   ========                     =======

         WARBURG PINCUS SMALL COMPANY VALUE FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $118.06
                                                             =======
Number of units outstanding, end of period (000's)               577
                                                             =======

              ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.55
                                                             =======
Number of units outstanding, end of period (000's)                 6
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.54
                                                             =======
Number of units outstanding, end of period (000's)                 8
                                                             =======

    ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.55
                                                             =======
Number of units outstanding, end of period (000's)               488
                                                             =======

            MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $121.34
                                                             =======
Number of units outstanding, end of period (000's)               256
                                                             =======

           ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $117.25   $112.97    $ 95.10                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $130.98   $117.25    $112.97                     $ 95.10
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        22        18         11                           3
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


    ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $114.99   $110.81    $ 93.29    $98.60                     $100.00
                                                     =======   =======    =======    ======                     =======
Unit value, end of period........................    $128.45   $114.99    $110.81    $93.29                     $ 98.60
                                                     =======   =======    =======    ======                     =======
Number of units outstanding, end of period (000's)       125       136        129        92                          10
                                                     =======   =======    =======    ======                     =======

    ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------               SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $109.47                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $122.71                       $109.47
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             5
                                                         =======                       =======

 ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------
                                                       1997      1996       1995      1994
                                                     --------  --------   --------  --------
Unit value, beginning of period..................    $117.25   $112.97    $ 95.10   $100.00
                                                     =======   =======    =======   =======
Unit value, end of period........................    $130.98   $117.25    $112.97   $ 95.10
                                                     =======   =======    =======   =======
Number of units outstanding, end of period (000's)       553       567        491       325
                                                     =======   =======    =======   =======

                 EQ/PUTNAM BALANCED FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $113.46
                                                             =======
Number of units outstanding, end of period (000's)               109
                                                             =======

              ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $133.40   $120.08    $ 96.31                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $153.69   $133.40    $120.08                     $ 96.31
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       147       110         57                          10
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $134.95   $121.49    $ 97.45   $101.99                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................     155.46   $134.95    $121.49   $ 97.45                     $101.99
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       553       508        375       188                          13
                                                     =======   =======    =======   =======                     =======

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $116.95                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $135.20                       $116.95
                                                         =======                       =======
Number of units outstanding, end of period (000's)            14                            15
                                                         =======                       =======

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $109.51
                                                         =======
Unit value, end of period........................        $126.72
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======

    ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $133.40   $120.08    $ 96.31                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $153.69   $133.40    $120.08                     $ 96.31
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     3,704     3,325      2,113                       1,023
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):

           ALLIANCE BALANCED FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $34.06   $30.92   $26.18   $28.85   $26.04   $27.17   $19.40   $19.69   $15.80   $13.95
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $38.66   $34.06   $30.92   $26.18   $28.85   $26.04   $27.17   $19.40   $19.69   $15.80
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    26,036   28,319   30,212   32,664   31,259   25,975   21,100   19,423   16,810   15,335
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............     1,052    1,057      957      776      348
                                    ======   ======   ======   ======   ======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $120.01   $108.95    $ 92.22   $101.63                     $100.00
                                                     =======   =======    ========  =======                     =======
Unit value, end of period........................    $136.14   $120.01    $108.95   $ 92.22                     $101.63
                                                     =======   =======    ========  =======                     =======
Number of units outstanding, end of period (000's)       439       417        336       188                           9
                                                     =======   =======    ========  =======                     =======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $114.16                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $129.97                       $114.16
                                                         =======                       =======
Number of units outstanding, end of period (000's)            10                            48
                                                         =======                       =======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $100.00
                                                         =======
Unit value, end of period........................        $122.68
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======
-----------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (CONCLUDED):


        ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $119.26   $108.26   $  91.64                     $100.00
                                                     =======   =======   ========                     =======
Unit value, end of period........................    $135.29   $119.26   $ 108.26                     $ 91.64
                                                     =======   =======   ========                     =======
Number of units outstanding, end of period (000's)       655       548        386                         289
                                                     =======   =======   ========                     =======

            MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST CONTRACTS


                                                         MAY 1, 1997* TO
                                                        DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            ========
Unit value, end of period........................            $103.77
                                                            ========
Number of units outstanding, end of period (000's)                52
                                                            ========
-----------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-47

February 10, 1998





                        Report of Independent Accountants


To the Board of Directors and Shareholders of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996 and for loan impairments in 1995.




/s/ Price Waterhouse, LLP
---------------------------
    Price Waterhouse LLP
    New York, New York
    February 10, 1998

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1997 AND 1996

                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    19,630.9        $    18,077.0
  Mortgage loans on real estate.............................................         2,611.4              3,133.0
  Equity real estate........................................................         2,749.2              3,297.5
  Policy loans..............................................................         2,422.9              2,196.1
  Other equity investments..................................................           951.5                860.6
  Investment in and loans to affiliates.....................................           731.1                685.0
  Other invested assets.....................................................           624.7                 25.4
                                                                              -----------------    -----------------
      Total investments.....................................................        29,721.7             28,274.6
Cash and cash equivalents...................................................           300.5                538.8
Deferred policy acquisition costs...........................................         3,236.6              3,104.9
Amounts due from discontinued operations....................................           572.8                996.2
Other assets................................................................         2,685.2              2,552.2
Closed Block assets.........................................................         8,566.6              8,495.0
Separate Accounts assets....................................................        36,538.7             29,646.1
                                                                              -----------------    -----------------

Total Assets................................................................   $    81,622.1        $    73,607.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    21,579.5        $    21,865.6
Future policy benefits and other policyholder's liabilities.................         4,553.8              4,416.6
Short-term and long-term debt...............................................         1,991.2              1,766.9
Other liabilities...........................................................         3,257.1              2,785.1
Closed Block liabilities....................................................         9,073.7              9,091.3
Separate Accounts liabilities...............................................        36,306.3             29,598.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        76,761.6             69,523.8
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,105.8              3,105.8
Retained earnings...........................................................         1,235.9                798.7
Net unrealized investment gains.............................................           533.6                189.9
Minimum pension liability...................................................           (17.3)               (12.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         4,860.5              4,084.0
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    81,622.1        $    73,607.8
                                                                              =================    =================



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $      950.6       $       874.0      $       788.2
Premiums......................................................          601.5               597.6              606.8
Net investment income.........................................        2,282.8             2,203.6            2,088.2
Investment (losses) gains, net................................          (45.2)               (9.8)               5.3
Commissions, fees and other income............................        1,227.2             1,081.8              897.1
Contribution from the Closed Block............................          102.5               125.0              143.2
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,119.4             4,872.2            4,528.8
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,266.2             1,270.2            1,248.3
Policyholders' benefits.......................................          978.6             1,317.7            1,008.6
Other operating costs and expenses............................        2,203.9             2,075.7            1,775.8
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,448.7             4,663.6            4,032.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................          670.7               208.6              496.1
Federal income taxes..........................................           91.5                 9.7              120.5
Minority interest in net income of consolidated subsidiaries..           54.8                81.7               62.8
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          524.4               117.2              312.8
Discontinued operations, net of Federal income taxes..........          (87.2)              (83.8)               -
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                 (23.1)               -
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      437.2       $        10.3      $       312.8
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning and end of year.....        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................          798.7               788.4              475.6
Net earnings..................................................          437.2                10.3              312.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,235.9               798.7              788.4
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year...          189.9               396.5             (220.5)
Change in unrealized investment gains (losses)................          343.7              (206.6)             617.0
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains, end of year..................          533.6               189.9              396.5
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (12.9)              (35.1)              (2.7)
Change in minimum pension liability...........................           (4.4)               22.2              (32.4)
                                                                                                      -----------------
                                                                -----------------  -----------------
Minimum pension liability, end of year........................          (17.3)              (12.9)             (35.1)
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    4,860.5       $     4,084.0      $     4,258.1
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      437.2       $        10.3      $       312.8
Adjustments  to  reconcile  net  earnings  to net  cash  provided  by  operating activities:
  Interest credited to policyholders' account balances........        1,266.2             1,270.2            1,248.3
  Universal life and investment-type product
    policy fee income.........................................         (950.6)             (874.0)            (788.2)
  Investment losses (gains)...................................           45.2                 9.8               (5.3)
  Change in Federal income tax payable........................          (74.4)             (197.1)             221.6
  Other, net..................................................          169.4               330.2               80.5
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          893.0               549.4            1,069.7
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,702.9             2,275.1            1,897.4
  Sales.......................................................       10,385.9             8,964.3            8,867.1
  Purchases...................................................      (13,205.4)          (12,559.6)         (11,675.5)
  (Increase) decrease in short-term investments...............         (555.0)              450.3              (99.3)
  Decrease in loans to discontinued operations................          420.1             1,017.0            1,226.9
  Sale of subsidiaries........................................          261.0                 -                  -
  Other, net..................................................         (612.6)             (281.0)            (413.4)
                                                                -----------------  -----------------  -----------------

Net cash used by investing activities.........................         (603.1)             (133.9)            (196.8)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities: Policyholders' account balances:
    Deposits..................................................        1,281.7             1,925.4            2,586.5
    Withdrawals...............................................       (1,886.8)           (2,385.2)          (2,657.1)
  Net increase (decrease) in short-term financings............          419.9                 (.3)             (16.4)
  Additions to long-term debt.................................           32.0                 -                599.7
  Repayments of long-term debt................................         (196.4)             (124.8)             (40.7)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (83.9)                -             (1,215.4)
  Other, net..................................................          (94.7)              (66.5)             (48.4)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (528.2)             (651.4)            (791.8)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (238.3)             (235.9)              81.1
Cash and cash equivalents, beginning of year..................          538.8               774.7              693.6
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      300.5       $       538.8      $       774.7
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      217.1       $       109.9      $        89.6
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      170.0       $       (10.0)     $       (82.7)
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and, prior to December 31, 1996, its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.7% at December 31, 1997 (54.3% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued operations (see Note
        7).

        The years "1997," "1996" and "1995" refer to the years ended December 31, 1997, 1996 and 1995, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1997 presentation.

        Closed Block

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations consist of the business of the former Guaranteed Interest Contract ("GIC") segment which includes the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the GIC lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and, during the 1997 and 1996 fourth quarter reviews, the allowance for future losses was increased. Management believes the allowance for future losses at December 31, 1997 is adequate to provide for all future losses; however, the determination of the allowance continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 7).

        Accounting Changes

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to The Equitable's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        In the first quarter of 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan". Impaired loans within SFAS No. 114's scope are to be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The adoption of this statement did not have a material effect on the level of the allowances for possible losses or on the Company's consolidated statements of earnings and shareholder's equity.

        New Accounting Pronouncements

        In January 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 132, "Employers' Disclosures about Pension and Other Postretirement Benefits," which revises current note disclosure requirements for employers' pension and other retiree benefits. SFAS No. 132 is effective for fiscal years beginning after December 15, 1997. The Company will adopt the provisions of SFAS No. 132 in the 1998 consolidated financial statements.

        In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual and interim financial statements issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Generally, financial information will be required to be reported on the basis used by management for evaluating segment performance and for deciding how to allocate resources to segments. This statement is effective for fiscal years beginning after December 15, 1997 and need not be applied to interim reporting in the initial year of adoption. Restatement of comparative information for earlier periods is required. Management is currently reviewing its definition of business segments in light of the requirements of SFAS No. 131.

        In June 1997, the FASB issued SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general purpose financial statements. SFAS No. 130 requires an enterprise to classify items of other comprehensive income by their nature in a financial statement and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided for comparative purposes is required. The Company will adopt the provisions of SFAS No. 130 in its 1998 consolidated financial statements.

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Implementation of SFAS No. 125 did not have nor is SFAS No. 127 expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1997, the expected investment yield, excluding policy loans, generally ranged from 7.53% grading to 7.92% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $886.7 million and $869.4 million at December 31, 1997 and 1996, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $       190.2       $      189.0       $      176.0
        Incurred benefits related to prior years...........            2.1               69.1               67.8
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       192.3       $      258.1       $      243.8
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        28.8       $       32.6       $       37.0
        Benefits paid related to prior years...............          146.2              153.3              137.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       175.0       $      185.9       $      174.8
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1997, participating policies, including those in the Closed Block, represent approximately 21.2% ($50.2 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1997, 1996 and 1995, investment results of such Separate Accounts were $3,411.1 million, $2,970.6 million and $1,963.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the exercise price. See Note 21 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,230.3      $       785.0       $       74.5       $    14,940.8
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..          673.0                6.8                 .1               679.7
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================
        December 31, 1996
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $    13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3             2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3             1,559.3
            States and political subdivisions..           77.0                4.5                -                  81.5
            Foreign governments................          302.6               18.0                2.2               318.4
            Redeemable preferred stock.........          139.1                3.3                7.1               135.3
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $    18,077.0
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       362.0      $        49.3       $       17.7       $       393.6
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value having an amortized cost of $3,759.2 million and $3,915.7 million, respectively, had estimated fair values of $3,903.9 million and $4,024.6 million, respectively.

        The contractual maturity of bonds at December 31, 1997 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      149.9       $      151.3
        Due in years two through five..........................................       2,962.8            3,025.2
        Due in years six through ten...........................................       6,863.9            7,093.0
        Due after ten years....................................................       6,952.3            7,502.7
        Mortgage-backed securities.............................................       1,702.8            1,725.0
                                                                                ----------------   -----------------
        Total..................................................................  $   18,631.7       $   19,497.2
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1997, approximately 17.85% of the $18,610.6 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balances, beginning of year........................  $       137.1       $      325.3       $      284.9
        SFAS No. 121 release...............................            -               (152.4)               -
        Additions charged to income........................          334.6              125.0              136.0
        Deductions for writedowns and
          asset dispositions...............................          (87.2)            (160.8)             (95.6)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        55.8       $       50.4       $       65.5
          Equity real estate...............................          328.7               86.7              259.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        At December 31, 1997, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $12.6 million of fixed maturities and $.9 million of mortgage loans on real estate.

        At December 31, 1997 and 1996, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $23.4 million (0.9% of total mortgage loans on real estate) and $12.4 million (0.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $183.4 million and $388.3 million at December 31, 1997 and 1996, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $17.2 million, $35.5 million and $52.1 million in 1997, 1996 and 1995, respectively. Gross interest income on these loans included in net investment income aggregated $12.7 million, $28.2 million and $37.4 million in 1997, 1996 and 1995, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1997                 1996
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        196.7       $        340.0
        Impaired mortgage loans without provision for losses...............             3.6                122.3
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           200.3                462.3
        Provision for losses...............................................           (51.8)               (46.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        148.5       $        415.9
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1997, 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $246.9 million, $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $15.2 million, $38.8 million and $27.9 million ($2.3 million, $17.9 million and $13.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1997 and 1996, the carrying value of equity real estate held for sale amounted to $1,023.5 million and $345.6 million, respectively. For 1997, 1996 and 1995, respectively, real estate of $152.0 million, $58.7 million and $35.3 million was acquired in satisfaction of debt. At December 31, 1997 and 1996, the Company owned $693.3 million and $771.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $541.1 million and $587.5 million at December 31, 1997 and 1996, respectively. Depreciation expense on real estate totaled $74.9 million, $91.8 million and $121.7 million for 1997, 1996 and 1995, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (29 and 34 individual ventures as of December 31, 1997 and 1996, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $    1,700.9       $    1,883.7
        Investments in securities, generally at estimated fair value...........       1,374.8            2,430.6
        Cash and cash equivalents..............................................         105.4               98.0
        Other assets...........................................................         584.9              427.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      493.4       $    1,574.3
        Borrowed funds - the Company...........................................          31.2              137.9
        Other liabilities......................................................         284.0              415.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         808.6            2,128.0
                                                                                ----------------   -----------------

        Partners' capital......................................................       2,957.4            2,711.3
                                                                                ----------------   -----------------

        Total Liabilities and Partners' Capital................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      568.5       $      806.8
        Equity in limited partnership interests not included above.............         331.8              201.8
        Other..................................................................           4.3                9.8
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $      904.6       $    1,018.4
                                                                                ================   =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       310.5       $      348.9       $      463.5
        Revenues of other limited partnership interests....          506.3              386.1              242.3
        Interest expense - third party.....................          (91.8)            (111.0)            (135.3)
        Interest expense - the Company.....................           (7.2)             (30.0)             (41.0)
        Other expenses.....................................         (263.6)            (282.5)            (397.7)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       454.2       $      311.5       $      131.8
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        76.7       $       73.9       $       49.1
        Equity in net earnings of limited partnerships
          interests not included above.....................           69.5               35.8               44.8
        Other..............................................            (.9)                .9                1.0
                                                                                                   -----------------
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       145.3       $      110.6       $       94.9
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,459.4       $    1,307.4       $    1,151.1
        Mortgage loans on real estate......................          260.8              303.0              329.0
        Equity real estate.................................          390.4              442.4              560.4
        Other equity investments...........................          156.9              122.0               76.9
        Policy loans.......................................          177.0              160.3              144.4
        Other investment income............................          181.7              217.4              273.0
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,626.2            2,552.5            2,534.8
                                                            -----------------   ----------------   -----------------

          Investment expenses..............................          343.4              348.9              446.6
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,282.8       $    2,203.6       $    2,088.2
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $        88.1       $       60.5       $      119.9
        Mortgage loans on real estate......................          (11.2)             (27.3)             (40.2)
        Equity real estate.................................         (391.3)             (79.7)             (86.6)
        Other equity investments...........................           14.1               18.9               12.8
        Sale of subsidiaries...............................          252.1                -                  -
        Issuance and sales of Alliance Units...............            -                 20.6                -
        Other..............................................            3.0               (2.8)               (.6)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $       (45.2)      $       (9.8)      $        5.3
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $11.7 million, $29.9 million and $46.7 million for 1997, 1996 and 1995, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million and $23.7 million for 1997 and 1996, respectively. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally in the fourth quarter, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1997, 1996 and 1995, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $9,789.7 million, $8,353.5 million and $8,206.0 million. Gross gains of $166.0 million, $154.2 million and $211.4 million and gross losses of $108.8 million, $92.7 million and $64.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1997, 1996 and 1995 amounted to $513.4 million, $(258.0) million and $1,077.2 million, respectively.

        For 1997, 1996 and 1995, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $137.5 million, $136.7 million and $131.2 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. Equitable Life recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE will continue to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and the years ended December 31, 1996 and 1995, respectively, the businesses sold reported combined revenues of $91.6 million, $226.1 million and $245.6 million and combined net earnings of $10.7 million, $30.7 million and $27.9 million. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration to be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1997, the Company's ownership of Alliance Units was approximately 56.9%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       189.9       $      396.5       $     (220.5)
        Changes in unrealized investment gains (losses)....          543.3             (297.6)           1,198.9
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           53.2                -                (78.1)
            DAC............................................          (89.0)              42.3             (216.8)
            Deferred Federal income taxes..................         (163.8)              48.7             (287.0)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       871.2       $      357.8       $      615.9
            Other equity investments.......................           33.7               31.6               31.1
            Other, principally Closed Block................           80.9               53.1               93.1
                                                            -----------------   ----------------   -----------------
              Total........................................          985.8              442.5              740.1
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (19.0)             (72.2)             (72.2)
              DAC..........................................         (141.0)             (52.0)             (94.3)
              Deferred Federal income taxes................         (292.2)            (128.4)            (177.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,059.4 and $3,820.7)...........................................  $    4,231.0         $    3,889.5
        Mortgage loans on real estate........................................       1,341.6              1,380.7
        Policy loans.........................................................       1,700.2              1,765.9
        Cash and other invested assets.......................................         282.7                336.1
        DAC..................................................................         775.2                876.5
        Other assets.........................................................         235.9                246.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,566.6         $    8,495.0
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    8,993.2         $    8,999.7
        Other liabilities....................................................          80.5                 91.6
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,073.7         $    9,091.3
                                                                              =================    =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       687.1       $      724.8       $      753.4
        Investment income (net of investment
          expenses of $27.0, $27.3 and $26.7)..............          574.9              546.6              538.9
        Investment losses, net.............................          (42.4)              (5.5)             (20.2)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,219.6            1,265.9            1,272.1
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,066.7            1,106.3            1,077.6
        Other operating costs and expenses.................           50.4               34.6               51.3
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,117.1            1,140.9            1,128.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $       102.5       $      125.0       $      143.2
                                                            =================   ================   =================

        At December 31, 1997 and 1996, problem mortgage loans on real estate had an amortized cost of $8.1 million and $4.3 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $70.5 million and $114.2 million, respectively. At December 31, 1996, the restructured mortgage loans on real estate amount included $.7 million of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $       109.1      $       128.1
        Impaired mortgage loans without provision for losses...................             .6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          109.7              128.7
        Provision for losses...................................................          (17.4)             (12.9)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        92.3      $       115.8
                                                                                ================   =================

        During 1997, 1996 and 1995, the Closed Block's average recorded investment in impaired mortgage loans was $110.2 million, $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $9.4 million, $10.9 million and $5.9 million ($4.1 million, $4.7 million and $1.3 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $18.5 million and $13.8 million on mortgage loans on real estate and $16.8 million and $3.7 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million, $12.8 million and $16.8 million for 1997, 1996 and 1995, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in the fourth quarter, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Assets
        Mortgage loans on real estate........................................  $      655.5         $    1,111.1
        Equity real estate...................................................         655.6                925.6
        Other equity investments.............................................         209.3                300.5
        Short-term investments...............................................         102.0                 63.2
        Other invested assets................................................          41.9                 50.9
                                                                              -----------------    -----------------
          Total investments..................................................       1,664.3              2,451.3
        Cash and cash equivalents............................................         106.8                 42.6
        Other assets.........................................................         253.9                242.9
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,048.3         $    1,335.9
        Allowance for future losses..........................................         259.2                262.0
        Amounts due to continuing operations.................................         572.8                996.2
        Other liabilities....................................................         144.7                142.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================


                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $97.3, $127.5 and $153.1)............  $       188.6       $      245.4       $      323.6
        Investment losses, net.............................         (173.7)             (18.9)             (22.9)
        Policy fees, premiums and other income.............             .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           15.1              226.7              301.4

        Benefits and other deductions......................          169.5              250.4              326.5
        Losses charged to allowance for future losses......         (154.4)             (23.7)             (25.1)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (134.1)            (129.0)               -
        Federal income tax benefit.........................           46.9               45.2                -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (87.2)      $      (83.8)      $        -
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the allowance in 1997 and 1996, respectively.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in the fourth quarter, $92.5 million of writedown on real estate held for production of income were recognized.

        Benefits and other deductions includes $53.3 million, $114.3 million and $154.6 million of interest expense related to amounts borrowed from continuing operations in 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $28.4 million and $9.0 million on mortgage loans on real estate and $88.4 million and $20.4 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1997 and 1996, problem mortgage loans on real estate had amortized costs of $11.0 million and $7.9 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $109.4 million and $208.1 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with provision for losses......................  $       101.8      $        83.5
        Impaired mortgage loans without provision for losses...................             .2               15.0
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          102.0               98.5
        Provision for losses...................................................          (27.3)              (8.8)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        74.7      $        89.7
                                                                                ================   =================

        During 1997, 1996 and 1995, the discontinued operations' average recorded investment in impaired mortgage loans was $89.2 million, $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $6.6 million, $10.1 million and $4.5 million ($5.3 million, $7.5 million and $.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        At December 31, 1997 and 1996, discontinued operations had carrying values of $156.2 million and $263.0 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      422.2         $      174.1
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.6
          Other..............................................................            .3                   .5
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.5
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.87% - 12.00% due through 2006....................         951.1                968.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          18.5                 24.7
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,569.0              1,592.8
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,991.2         $    1,766.9
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in June 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1997 range from 5.88% to 8.50%. There were no borrowings outstanding under this bank credit facility at December 31, 1997.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1997, $50.0 million was outstanding under this program.

        During 1996, Alliance entered into a $250.0 million five-year revolving credit facility with a group of banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for Alliance's $250.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. At December 31, 1997, Alliance had $72.0 million in commercial paper outstanding and there were no borrowings under the revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. Payments of interest on, or principal of, the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,164.0 million and $1,406.4 million at December 31, 1997 and 1996, respectively, as collateral for certain long-term debt.

        At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years are $565.8 million, $201.4 million, $8.6 million, $1.7 million and $1.8 million, respectively, and $790.6 million thereafter.

 9)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       186.5       $       97.9       $      (11.7)
          Deferred.........................................          (95.0)             (88.2)             132.2
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       234.7       $       73.0       $      173.7
        Non-taxable minority interest......................          (38.0)             (28.6)             (22.0)
        Adjustment of tax audit reserves...................          (81.7)               6.9                4.1
        Equity in unconsolidated subsidiaries..............          (45.1)             (32.3)             (19.4)
        Other..............................................           21.6               (9.3)             (15.9)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1997                  December 31, 1996
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $     257.9      $        -        $      259.2      $       -
        Other..................................         30.7               -                 -                1.8
        DAC, reserves and reinsurance..........          -               222.8               -              166.0
        Investments............................          -               405.7               -              328.6
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     288.6      $      628.5      $      259.2      $     496.4
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        46.2       $     (156.2)      $       63.3
        Investments........................................         (113.8)              78.6               13.0
        Compensation and related benefits..................            3.7               22.3               30.8
        Other..............................................          (31.1)             (32.9)              25.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense................................  $       (95.0)      $      (88.2)      $      132.2
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       448.6       $      461.4       $      474.2
        Reinsurance assumed................................          198.3              177.5              171.3
        Reinsurance ceded..................................          (45.4)             (41.3)             (38.7)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       601.5       $      597.6       $      606.8
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        61.0       $       48.2       $       44.0
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        70.6       $       54.1       $       48.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        36.4       $       32.3       $       28.5
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.6 million, $2.4 million and $260.6 million for 1997, 1996 and 1995, respectively. Ceded death and disability benefits totaled $4.3 million, $21.2 million and $188.1 million for 1997, 1996 and 1995, respectively. Insurance liabilities ceded totaled $593.8 million and $652.4 million at December 31, 1997 and 1996, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Service cost.......................................  $        32.5       $       33.8       $       30.0
        Interest cost on projected benefit obligations.....          128.2              120.8              122.0
        Actual return on assets............................         (307.6)            (181.4)            (309.2)
        Net amortization and deferrals.....................          166.6               43.4              155.6
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        19.7       $       16.6       $       (1.6)
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Actuarial present value of obligations:
          Vested...............................................................  $    1,702.6       $    1,672.2
          Non-vested...........................................................           3.9               10.1
                                                                                ----------------   -----------------
        Accumulated Benefit Obligation.........................................  $    1,706.5       $    1,682.3
                                                                                ================   =================

        Plan assets at fair value..............................................  $    1,867.4       $    1,626.0
        Projected benefit obligations..........................................       1,801.3            1,765.5
                                                                                ----------------   -----------------
        Projected benefit obligations (in excess of) or less than plan assets..          66.1             (139.5)
        Unrecognized prior service cost........................................          (9.9)             (17.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          95.0              280.0
        Unrecognized net asset at transition...................................           3.1                4.7
        Additional minimum liability...........................................           -                (19.3)
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      154.3       $      108.0
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 4.07%, respectively, at December 31, 1997 and 7.5% and 4.25%, respectively, at December 31, 1996. As of January 1, 1997 and 1996, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity, an additional minimum pension liability of $17.3 million and $12.9 million, net of Federal income taxes, at December 31, 1997 and 1996, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $33.2 million, $34.7 million and $36.4 million for 1997, 1996 and 1995, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1997, 1996 and 1995, the Company made estimated postretirement benefits payments of $18.7 million, $18.9 million and $31.1 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.5       $        5.3       $        4.0
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.7               34.6               34.7
        Net amortization and deferrals.....................            1.9                2.4               (2.3)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        41.1       $       42.3       $       36.4
                                                            =================   ================   =================

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation:
          Retirees.............................................................  $      388.5       $      381.8
          Fully eligible active plan participants..............................          45.7               50.7
          Other active plan participants.......................................          56.6               60.7
                                                                                ----------------   -----------------
                                                                                        490.8              493.2
        Unrecognized prior service cost........................................          40.3               50.5
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (140.6)            (150.5)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      390.5       $      393.2
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and costs to the Company of providing these medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.75% in 1997, gradually declining to 2.75% in the year 2009 and in 1996 was 9.5%, gradually declining to 3.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.25% and 7.50% at December 31, 1997 and 1996, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1997 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1997 and 1996, respectively, was $1,353.4 million and $649.9 million. The average unexpired terms at December 31, 1997 ranged from 1.5 to 3.8 years. At December 31, 1997, the cost of terminating outstanding matched swaps in a loss position was $10.9 million and the unrealized gain on outstanding matched swaps in a gain position was $38.9 million. The Company has no intention of terminating these contracts prior to maturity. During 1996 and 1995, net gains of $.2 million and $1.4 million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at

        December 31, 1997 of contracts purchased and sold were $7,250.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $48.5 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1997 and 1996.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1997                               1996
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,611.4     $     2,822.8     $     3,133.0     $    3,394.6
        Other limited partnership interests....         509.4             509.4             467.0            467.0
        Policy loans...........................       2,422.9           2,493.9           2,196.1          2,221.6
        Policyholders' account balances -
          investment contracts.................      12,611.0          12,714.0          12,908.7         12,992.2
        Long-term debt.........................       1,569.0           1,531.5           1,592.8          1,557.7

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,341.6           1,420.7           1,380.7          1,425.6
        Other equity investments...............          86.3              86.3             105.0            105.0
        Policy loans...........................       1,700.2           1,784.2           1,765.9          1,798.0
        SCNILC liability.......................          27.6              30.3              30.6             34.9

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         655.5             779.9           1,111.1          1,220.3
        Fixed maturities.......................          38.7              38.7              42.5             42.5
        Other equity investments...............         209.3             209.3             300.5            300.5
        Guaranteed interest contracts..........          37.0              34.0             290.7            300.5
        Long-term debt.........................         102.0             102.1             102.1            102.2

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $202.6 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $362.1 million at December 31, 1997, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $47.4 million of letters of credit outstanding at December 31, 1997.

14)     LITIGATION

        Equitable Life recently agreed to settle, subject to court approval, previously disclosed cases brought by persons insured under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "Policies") in New York (Golomb et al. v. The Equitable Life Assurance Society of the United States), Pennsylvania (Malvin et al. v. The Equitable Life Assurance Society of the United States), Texas (Bowler et al. v. The Equitable Life Assurance Society of the United States), Florida (Bachman v. The Equitable Life Assurance Society of the United States) and California (Fletcher v. The Equitable Life Assurance Society of the United States). Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the Policies and was misrepresented. Plaintiffs in Bowler and Fletcher also claimed that Equitable Life misrepresented to policyholders in Texas and California, respectively, that premium increases had been approved by insurance departments in those states and determined annual rate increases in a manner that discriminated against policyholders in those states in violation of the terms of the Policies, representations to policyholders and/or state law. The New York trial court dismissed the Golomb action with prejudice and plaintiffs appealed. In Bowler and Fletcher,
        Equitable Life denied the material allegations of the complaints and filed motions for summary judgment which have been fully briefed. The Malvin action was stayed indefinitely pending the outcome of proceedings in Golomb and in Fletcher the magistrate concluded that the case should be remanded to California state court and Equitable Life appealed that determination to the district judge. On December 23, 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in the dismissal with prejudice of each of the five pending actions and the resolution of all similar claims on a nationwide basis.

        The settlement agreement provides for the creation of a nationwide class consisting of all persons holding, and paying premiums on, the Policies at any time since January 1, 1988. An amended complaint will be filed in the federal district court in Tampa, Florida (where the Florida action is pending), that would assert claims of the kind previously made in the cases described above on a nationwide basis, on behalf of policyholders in the nationwide class, which consists of approximately 127,000 former and current policyholders. If the settlement is approved, Equitable Life would pay $14,166,000 in exchange for release of all claims for past damages on claims of the type described in the five pending actions and the amended complaint. Costs of administering the settlement and any attorneys' fees awarded by the court to plaintiffs' counsel would be deducted from this fund before distribution of the balance to the class. In addition to this payment, Equitable Life will provide future relief to current holders of certain forms of the Policies in the form of an agreement to be embodied in the court's judgment, restricting the premium increases Equitable Life can seek on these Policies in the future. The parties estimate the present value of these restrictions at $23,333,000, before deduction of any attorneys' fees that may be awarded by the court. The estimate is based on assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may differ. The parties to the settlement shortly will be asking the court to approve preliminarily the settlement and settlement class and to permit distribution of notice of the settlement to policyholders, establish procedures for objections, an opportunity to opt out of the settlements as it affects past damages, and a court hearing on whether the settlement should be finally approved. Equitable Life cannot predict whether the settlement will be approved or, if it is not approved, the outcome of the pending litigations. As noted, proceedings in Malvin were stayed indefinitely; proceedings in the other actions have been stayed or deferred to accommodate the settlement approval process.

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following seven paragraphs.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole, et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc. The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. In June 1996, the Court issued a decision and order dismissing with prejudice plaintiffs' causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiffs' cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. In April 1997, plaintiffs noticed an appeal from the court's June 1996 order. Subsequently, Equitable Life and EOC noticed a cross-appeal from so much of the June 1996 order that denied their motion to dismiss. Briefing on the appeals is scheduled to begin on February 23, 1998. In June 1997, plaintiffs filed their memorandum of law and affidavits in support of their motion for class certification. That memorandum states that plaintiffs seek to certify a class solely on their breach of contract claims, and not on their negligent misrepresentation claim. Plaintiffs' class certification motion has been fully briefed by the parties and is sub judice. In August 1997, Equitable Life and EOC moved for summary judgment dismissing plaintiffs' remaining claims of breach of contract and negligent misrepresentation. Defendants' summary judgment motion has been fully briefed by the parties. On January 5, 1998, plaintiffs filed a note of issue (placing the case on the trial calendar).

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action originally was brought by an individual who purchased a whole life policy from Equitable Life in
        1989. In September 1997, with leave of the court, plaintiff filed a second amended petition naming six additional policyholder plaintiffs and three new sales agent defendants. The sole named individual defendant in the original petition is also named as a defendant in the second amended petition. Plaintiffs purport to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1981 through July 22, 1992. Plaintiffs allege improper sales practices based on allegations of misrepresentations concerning one or more of the following: the number of years that premiums would need to be paid; a policy's suitability as an investment vehicle; and the extent to which a policy was a proper replacement policy. Plaintiffs seek damages, including punitive damages, in an unspecified amount. In October 1997, Equitable Life filed (i) exceptions to the second amended petition, asserting deficiencies in pleading of venue and vagueness; and (ii) a motion to strike certain allegations. On January 23, 1998, the court heard argument on Equitable Life's exceptions and motion to strike. Those motions are sub judice. Motion practice regarding discovery continues.

        On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company was commenced in New York state court, Kings County. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. EVLICO answered the complaint, denying the material allegations. In September 1996, Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the Court in Cole in
        January 1997. Plaintiff then moved for certification of a nationwide class consisting of all persons or entities who, since January 1, 1980, were sold one or more life insurance products based on misrepresentations as to the number of years that the annual premium would need to be paid, and/or who were allegedly induced to purchase additional policies from EVLICO using the cash value accumulated in existing policies. Defendants have opposed this motion. Discovery and briefing regarding plaintiff's motion for class certification are ongoing.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC in 1988. The complaint puts in issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff alleges claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. In May 1997, plaintiff served a motion for class certification. In July 1997, the parties submitted to the Court a joint scheduling report, joint scheduling order and a confidentiality stipulation and order. The Court signed the latter stipulation, and the others remain sub judice. Further briefing on plaintiff's class certification motion will await entry of a scheduling order and further class certification discovery, which has commenced and is on-going. In January 1998, the judge assigned to the case recused himself, and the case was reassigned. Defendants are to serve their answer in February 1998.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Motion practice regarding discovery continues.

        On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Plaintiff filed an amended complaint in April 1997. In July 1997, Equitable Life served a motion to dismiss the amended complaint or, in the alternative, for summary judgment. On September 12, 1997, plaintiff moved for class certification. This motion is scheduled for hearing on February 18, 1998.

        On September 11, 1997, an action entitled Pamela L. and James A. Luther, individually and as representatives of all people similarly situated v. The Equitable Life Assurance Society of the United States, The Equitable Companies Incorporated, and Casey Cammack, individually and as agent for The Equitable Life Assurance Society of the United States and The Equitable Companies Incorporated, was filed in Texas state court. The action was brought by holders of a whole life policy and the beneficiary under that policy. Plaintiffs purport to represent a nationwide class of persons having an ownership or beneficial interest in whole and universal life policies issued by Equitable Life from January 1, 1982 through December 31, 1996. Also included in the purported class are persons having an ownership interest in variable annuities purchased from Equitable Life from January 1, 1992 to the present. The complaint puts in issue the allegations that uniform sales presentations, illustrations, and materials that Equitable Life agents used misrepresented the stated number of years that premiums would need to be paid and misrepresented the extent to which the policies at issue were proper replacement policies. Plaintiffs seek compensatory damages, attorneys' fees and expenses. In October 1997, Equitable Life served a general denial of the allegations against it. The same day, the Holding Company entered a special appearance contesting the court's jurisdiction over it. In November 1997, Equitable Life filed a plea in abatement, which, under Texas law, stayed further proceedings in the case because plaintiffs had not served a demand letter. Plaintiffs served a demand letter upon Equitable Life and the Holding Company, the response to which is due 60 days thereafter. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley, Dillon, Franze, Chaviano and Luther litigations should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of The Equitable from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States, alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

        The U.S. Department of Labor ("DOL") is conducting an investigation of Equitable Life's management of the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and retains EREIM as advisor. Equitable Life agreed to indemnify the purchaser of EREIM (which Equitable Life sold in June 1997) with respect to any fines, penalties and rebates to clients in connection with this investigation. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this investigation will have a material adverse effect on the Company's results of operations in any particular period.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against Alliance North American Government
        Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which sought certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, sought an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleged that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of

        New York granted the defendants' motion to dismiss all counts of the Complaint ("First Decision"). On October 11, 1996, plaintiffs filed a motion for reconsideration of the First Decision. On November 25, 1996, the court denied plaintiffs' motion for reconsideration of the First Decision. On October 29, 1997, the United States Court of Appeals for the Second Circuit issued an order granting defendants' motion to strike and dismissing plaintiffs' appeal of the First Decision. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that (i) the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so, (ii) the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and (iii) two advertisements used by the Fund misrepresented the risks of investing in the Fund. On July 15, 1997, the District Court denied plaintiffs' motion for leave to file an amended complaint and ordered that the case be dismissed ("Second Decision"). The plaintiffs have appealed the Second Decision to the United States Court of Appeals for the Second Circuit. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the U. S. District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the board of directors of Rickel, including a DLJSC managing director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995, and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the U.S. Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. On October 10, 1997, DLJSC and others were named as defendants in a new adversary proceeding in the Bankruptcy Court brought by the NGC Settlement Trust, an entity created by the NGC plan of reorganization to deal with asbestos-related claims. The Trust's allegations are substantially similar to the claims in the State Court action. In court papers dated October 16, 1997, the State Court plaintiff indicated that he would intervene in the Trust's adversary proceeding. On January 21, 1998, the Bankruptcy Court ruled that the State Court plaintiff's claims were not barred by the NGC plan of reorganization insofar as they alleged nondisclosure of certain cost reductions announced by NGC in October 1993. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. On February 26, 1997, the parties agreed to a settlement of these actions, subject to the District Court's approval, which was granted on July 31, 1997. The settlement is also subject to approval by the U.S. Bankruptcy Court for the Eastern District of Louisiana of proposed modifications to a confirmed plan of reorganization for Harrah's Jazz Company and Harrah's Jazz Finance Corp., and the satisfaction or waiver of all conditions to the effectiveness of the plan, as provided in the plan. There can be no assurance of the Bankruptcy Court's approval of the modifications to the plan of reorganization, or that the conditions to the effectiveness of the plan will be satisfied or waived. In the opinion of DLJ's management, the settlement, if approved, will not have a material adverse effect on DLJ's results of operations or on its consolidated financial condition.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1998 and the succeeding four years are $93.5 million, $84.4 million, $70.2 million, $56.4 million, $47.0 million and $489.3 million thereafter. Minimum future sub-lease rental income on these noncancelable leases for 1998 and the succeeding four years are $7.3 million, $5.9 million, $3.8 million, $2.4 million, $.8 million and $2.9 million thereafter.

        At December 31, 1997, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $247.0 million, $238.1 million, $218.7 million, $197.9 million, $169.1 million and $813.0 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Compensation costs.................................  $       721.5       $      704.8       $      628.4
        Commissions........................................          409.6              329.5              314.3
        Short-term debt interest expense...................           31.7                8.0               11.4
        Long-term debt interest expense....................          121.2              137.3              108.1
        Amortization of policy acquisition costs...........          287.3              405.2              317.8
        Capitalization of policy acquisition costs.........         (508.0)            (391.9)            (391.0)
        Rent expense, net of sub-lease income..............          101.8              113.7              109.3
        Cursitor intangible assets writedown...............          120.9                -                  -
        Other..............................................          917.9              769.1              677.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,203.9       $    2,075.7       $    1,775.8
                                                            =================   ================   =================

        During 1997, 1996 and 1995, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million, $24.4 million and $32.0 million, respectively. The amounts paid during 1997, associated with cost reduction programs, totaled $22.8 million. At December 31, 1997, the liabilities associated with cost reduction programs amounted to $62.0 million. The 1997 cost reduction program include costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1997, 1996 and 1995, statutory net loss totaled $351.7 million, $351.1 million and $352.4 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1998.

        At December 31, 1997, the Insurance Group, in accordance with various government and state regulations, had $19.7 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net change in statutory surplus and
          capital stock....................................  $       203.6       $       56.0       $       78.1
        Change in asset valuation reserves.................          147.1              (48.4)             365.7
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          350.7                7.6              443.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          (31.1)            (298.5)             (66.0)
          DAC..............................................          220.7              (13.3)              73.2
          Deferred Federal income taxes....................          103.1              108.0             (158.1)
          Valuation of investments.........................           46.8              289.8              189.1
          Valuation of investment subsidiary...............         (555.8)            (117.7)            (188.6)
          Limited risk reinsurance.........................           82.3               92.5              416.9
          Issuance of surplus notes........................            -                  -               (538.9)
          Postretirement benefits..........................           (3.1)              28.9              (26.7)
          Other, net.......................................           30.3               12.4              115.1
          GAAP adjustments of Closed Block.................            3.6               (9.8)              15.7
          GAAP adjustments of discontinued operations......          189.7              (89.6)              37.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       437.2       $       10.3       $      312.8
                                                            =================   ================   =================


                                                                                 December 31,
                                                            --------------------------------------------------------
                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Statutory surplus and capital stock................  $     2,462.5       $    2,258.9       $    2,202.9
        Asset valuation reserves...........................        1,444.6            1,297.5            1,345.9
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,907.1            3,556.4            3,548.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,336.1)          (1,305.0)          (1,006.5)
          DAC..............................................        3,236.6            3,104.9            3,075.8
          Deferred Federal income taxes....................         (370.8)            (306.1)            (452.0)
          Valuation of investments.........................          783.5              286.8              417.7
          Valuation of investment subsidiary...............       (1,338.6)            (782.8)            (665.1)
          Limited risk reinsurance.........................         (254.2)            (336.5)            (429.0)
          Issuance of surplus notes........................         (539.0)            (539.0)            (538.9)
          Postretirement benefits..........................         (317.5)            (314.4)            (343.3)
          Other, net.......................................          203.7              126.3                4.4
          GAAP adjustments of Closed Block.................          814.3              783.7              830.8
          GAAP adjustments of discontinued operations......           71.5             (190.3)            (184.6)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,860.5       $    4,084.0       $    4,258.1
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        Insurance Operations offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        Investment Services provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $81.9 million, $127.5 million and $124.1 million for 1997, 1996 and 1995, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the GIC Segment of $5.1 million, $15.7 million and $14.7 million for 1997, 1996 and 1995, respectively, are eliminated in consolidation.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Revenues
        Insurance operations...............................  $     3,684.2       $    3,770.6       $    3,614.6
        Investment services................................        1,455.1            1,126.1              949.1
        Consolidation/elimination..........................          (19.9)             (24.5)             (34.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     5,119.4       $    4,872.2       $    4,528.8
                                                            =================   ================   =================

        Earnings (loss) from continuing  operations before Federal income taxes, minority interest and cumulative effect of accounting change
        Insurance operations...............................  $       250.3       $      (36.6)      $      303.1
        Investment services................................          485.7              311.9              224.0
        Consolidation/elimination..........................            -                   .2               (3.1)
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          736.0              275.5              524.0
        Corporate interest expense.........................          (65.3)             (66.9)             (27.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       670.7       $      208.6       $      496.1
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets
        Insurance operations...................................................  $    68,305.9      $    60,464.9
        Investment services....................................................       13,719.8           13,542.5
        Consolidation/elimination..............................................         (403.6)            (399.6)
                                                                                ----------------   -----------------
        Total..................................................................  $    81,622.1      $    73,607.8
                                                                                ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1997 and 1996, are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        1996
        Total Revenues................  $     1,176.5      $     1,199.4       $    1,198.4         $    1,297.9
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million and reserve strengthenings on DI business of $113.7 million, Pension Par of $47.5 million and Discontinued Operations of $83.8 million.

20)     INVESTMENT IN DLJ

        At December 31, 1997, the Company's ownership of DLJ interest was approximately 34.4%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   16,535.7       $   15,728.1
        Securities purchased under resale agreements...........................      22,628.8           20,598.7
        Broker-dealer related receivables......................................      28,159.3           16,858.8
        Other assets...........................................................       3,182.0            2,318.1
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   36,006.7       $   29,378.3
        Broker-dealer related payables.........................................      25,706.1           19,409.7
        Short-term and long-term debt..........................................       3,670.6            2,704.5
        Other liabilities......................................................       2,860.9            2,164.0
                                                                                ----------------   -----------------
        Total liabilities......................................................      68,244.3           53,656.5
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,061.5            1,647.2
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,061.5       $    1,647.2
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.5               23.9
        The Holding Company's equity ownership in DLJ..........................        (740.2)            (590.2)
        Minority interest in DLJ...............................................        (729.3)            (588.6)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      615.5       $      492.3
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    2,356.8       $    1,818.2
        Net investment income..................................................       1,652.1            1,074.2
        Dealer, trading and investment gains, net..............................         631.6              598.4
                                                                                ----------------   -----------------
        Total revenues.........................................................       4,640.5            3,490.8
        Total expenses including income taxes..................................       4,232.3            3,199.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         408.2              291.3
        Dividends on preferred stock...........................................          12.1               18.7
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      396.1       $      272.6
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      396.1       $      272.6
        Amortization of cost in excess of net assets acquired in 1985..........          (1.3)              (3.1)
        The Holding Company's equity in DLJ's earnings.........................        (156.8)            (107.8)
        Minority interest in DLJ...............................................        (109.1)             (73.4)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      128.9       $       88.3
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1997, 1996 and 1995 would have been:

                                                                        1997              1996             1995
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As Reported.............................................  $      437.2      $      10.3      $      312.8
          Pro Forma...............................................  $      426.3      $       3.3      $      311.3

        The fair value of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using the Black-Scholes option pricing model. The option pricing assumptions for 1997, 1996 and 1995 are as follows:

                                  Holding Company                      DLJ                            Alliance
                           ------------------------------ ------------------------------- ----------------------------------
                             1997      1996       1995      1997       1996       1995      1997        1996        1995
                           -------------------- --------- ---------- ---------- --------- ---------- ----------- -----------
        Dividend yield....    0.48%     0.80%      0.96%      0.86%      1.54%     1.85%      8.00%      8.00%      8.00%

        Expected volatility  20.00%    20.00%     20.00%     33.00%     25.00%    25.00%     26.00%     23.00%     23.00%

        Risk-free interest
          rate............    5.99%     5.92%      6.83%      5.96%      6.07%     5.86%      5.70%      5.80%      6.00%

        Expected life.....  5 years   5 years    5 years   5 years    5 years   5 years   7.6 years  7.43 years  7.43 years

        Weighted average
          grant-date fair
          value per option   $12.25     $6.94      $5.90    $22.45      $9.35     $7.36      $4.36      $2.69      $2.24


        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Options                       Options                       Options
                                                  Outstanding                   Outstanding                   Outstanding
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                      Shares        Exercise        Shares        Exercise        Units        Exercise
                                  (In Millions)      Price      (In Millions)      Price      (In Millions)      Price
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1995........       6.8           $20.31          -                             3.8          $15.46
          Granted................        .4           $20.27          9.2         $27.00            1.8          $20.54
          Exercised..............       (.1)          $20.00          -                             (.5)         $11.20
          Expired................       (.1)          $20.00          -                             -
          Forfeited..............       (.3)          $22.24          -                             (.3)         $16.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1995......       6.7           $20.27          9.2         $27.00            4.8          $17.72
          Granted................        .7           $24.94          2.1         $32.54             .7          $25.12
          Exercised..............       (.1)          $19.91          -                             (.4)         $13.64
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.2)        $27.00            (.1)         $19.32
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         11.1         $28.06            5.0          $19.07
          Granted................       3.2           $41.85          3.2         $61.07            1.1          $36.56
          Exercised..............      (1.6)          $20.26          (.1)        $32.03            (.6)         $16.11
          Forfeited..............       (.4)          $23.43          (.1)        $27.51            (.2)         $21.28
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         14.1         $35.56            5.3          $22.82
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1997 is as follows:

                                             Options Outstanding                           Options Exercisable
                             ----------------------------------------------------  ------------------------------------
                                                    Weighted
                                                    Average         Weighted                              Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable         Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------- ----------------- ----------------- ---------------  ------------------- ----------------

               Holding
               Company
        ----------------------
        $18.125   -$27.75            4.8               5.84           $20.94              3.0              $20.41
        $28.50    -$45.25            3.1               9.57           $41.84              -                  -
                              -----------------                                    -------------------
        $18.125   -$45.25            7.9               7.29           $29.05              3.0              $20.41
                              ================= ================= ===============  =================== ================

                 DLJ
        ----------------------
        $27.00    -$35.99           10.9               8.0            $28.05              4.9              $27.58
        $36.00    -$50.99             .8               9.3            $40.04              -                  -
        $51.00    -$76.00            2.4               9.8            $67.77              -                  -
                              -----------------                                    -------------------
        $27.00    -$76.00           14.1               8.4            $35.56              4.9              $27.58
                              ================= ================= ================  =================== =================

              Alliance
        ----------------------
        $ 6.0625   -$17.75           1.1               3.86           $13.20              1.0              $13.04
        $19.375    -$19.75            .8               7.34           $19.39               .3              $19.39
        $19.875    -$21.375          1.1               8.28           $20.13               .6              $20.19
        $22.25     -$27.50           1.3               9.81           $23.81               .4              $23.29
        $36.9375   -$37.5625         1.0               9.95           $36.95              -                  -
                              -----------------                                    -------------------
        $  6.0625  -$37.5625         5.3               7.58           $22.82              2.3              $17.43
                              ================= ================== ==============  ====================== =============

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Accountants; Price Waterhouse LLP -Statements of Assets and Liabilities for the Year Ended
             December 31, 1997;
            -Statements of Operations for the Year Ended December 31, 1997; -Statements of Changes in Net Assets for the Years Ended
             December 31, 1997 and 1996;
            -Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:
            ----------------------------------------------------------
            -Report of Independent Accountants; Price Waterhouse LLP -Consolidated Balance Sheets as of December 31, 1997 and 1996; -Consolidated Statements of Earnings for Years Ended
             December 31, 1997, 1996 and 1995;
            -Consolidated Statements of Equity for Years Ended
             December 31, 1997, 1996 and 1995;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 1997, 1996 and 1995; and
            -Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:


         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.


         2. Not applicable.


         3. Sales Agreement among Equitable, Separate Account A and Equico Securities, Inc. (name changed to EQ Financial Consultants, Inc.) as principal underwriter for The Hudson River Trust, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.


         7. Not applicable.

         8. Not applicable.


         9. Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

        10. (a)  Consent of Price Waterhouse LLP.

            (b)  Powers of Attorney.


        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25: Directors and Officers of Equitable.
         ------------------------------------


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                          Positions and
Name and Principal                        Offices with
Business Address                          Equitable
----------------                          ---------

Directors


Francoise Colloc'h                        Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Henri de Castries                         Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France


Joseph L. Dionne                          Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020


Denis Duverne                             Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France


William T. Esrey                          Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112

Jean-Rene Fourtou                         Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                         Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                          Positions and
Name and Principal                        Offices with
Business Address                          Equitable
----------------                          ---------

Donald J. Greene                          Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                           Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                    Director
Dillon, Read & Co., Inc.
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson                  Director
Bestfoods Grocery
BESTFOODS
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976

W. Edwin Jarmain                          Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

G. Donald Johnston, Jr.                   Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963



George T. Lowy                            Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                          Positions and
Name and Principal                        Offices with
Business Address                          Equitable
----------------                          ---------

Didier Pineau-Valencienne                 Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                      Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                          Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Officer-Directors
-----------------


*Michael Hegarty                          President, Chief Operating Officer and
                                          Director


                                          Chairman of the Board and Director

*Edward D. Miller                         President, Chief Executive Officer and
                                          Director

Stanley B. Tulin                          Vice Chairman of the Board, Chief
                                          Financial Officer and Director


Other Officers
--------------

*Leon Billis                              Senior Vice President

*Harvey Blitz                             Senior Vice President and Deputy
                                          Chief Financial Officer


*Kevin R. Byrne                           Senior Vice President and Treasurer


*Alvin H. Fenichel                        Senior Vice President and
                                          Controller

*Paul J. Flora                            Senior Vice President and Auditor

                                          Positions and
Name and Principal                        Offices with
Business Address                          Equitable
----------------                          ---------

*Robert E. Garber                         Executive Vice President and General
                                          Counsel

*James D. Goodwin                         Vice President

*Edward J. Hayes                          Senior Vice President

*Mark A. Hug                              Senior Vice President


*Donald R. Kaplan                         Vice President and Chief Compliance
                                          Officer and Associate General Counsel

*Michael S. Martin                        Senior Vice President


*Douglas Menkes                           Senior Vice President and Corporate
                                          Actuary



*Peter D. Noris                           Executive Vice President and Chief
                                          Investment Officer

*Anthony C. Pasquale                      Senior Vice President

*Pauline Sherman                          Vice President, Secretary and
                                          Associate General Counsel

*Samuel B. Shlesinger                     Senior Vice President

*Richard V. Silver                        Senior Vice President and Deputy
                                          General Counsel

*Jose Suquet                              Executive Vice President and Chief
                                          Agency Officer

*Naomi Weinstein                          Vice President

*Maureen K. Wolfson                       Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance
         ----------------------------------------------------------------
         Company or Registrant
         ---------------------

         Separate Account A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA-UAP. As of December 31, 1997, AXA-UAP beneficially owned approximately 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)


    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%) (See Addendum B(1) for subsidiaries)

    The Equitable Life Assurance Society of the United States (1859) (New York)
    (a)(b)

        The Equitable of Colorado, Inc. (l983) (Colorado)

        EVLICO, INC. (1995) (Delaware)

        EVLICO East Ridge, Inc. (1995) (California)

        GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

        Franconom, Inc. (1985) (Pennsylvania)

        Frontier Trust Company (1987) (North Dakota)

        Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

        Equitable Deal Flow Fund, L.P.

            Equitable Managed Assets (Delaware)

        EREIM LP Associates (99%)

            EML Associates, L.P. (19.8%)


        Alliance Capital Management L.P. (2.7% limited partnership interest)


        ACMC, Inc. (1991) (Delaware)(s)


            Alliance Capital Management L.P. (1988) (Delaware) (39.6% limited partnership interest)


        EVCO, Inc. (1991) (New Jersey)

        EVSA, Inc. (1992) (Pennsylvania)

        Prime Property Funding, Inc. (1993) (Delaware)

        Wil Gro, Inc. (1992) (Pennsylvania)

        Equitable Underwriting and Sales Agency (Bahamas) Limited (1993)
        (Bahamas)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

    Donaldson, Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)

        Fox Run Inc. (1994) (Massachusetts)

        STCS, Inc. (1992) (Delaware)

        CCMI Corporation (1994) (Maryland)

        FTM Corporation (1994) (Maryland)

        HVM Corporation (1994) (Maryland)

        Equitable BJVS, Inc. (1992) (California)

        Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

        GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

        Camelback JVS, Inc. (1995) (Arizona)

        ELAS Realty, Inc. (1996) (Delaware)

        100 Federal Street Realty Corporation (Massachusetts)

        Equitable Structured Settlement Corporation (1996) (Delaware)

        Prime Property Funding II, Inc. (1997) (Delaware)

        Sarosata Prime Hotels, Inc. (1997) (Florida)

        ECLL, Inc. (1997)(Michigan)

        Equitable Holdings, LLC (1997) (New York)(into which Equitable Holding Corporation was merged in 1997).


            EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.)
            (l97l) (Delaware) (a) (b)

            ELAS Securities Acquisition Corp. (l980) (Delaware)

            100 Federal Street Funding Corporation (Massachusetts)

            EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

            Equitable Casualty Insurance Company (l986) (Vermont)

            EREIM LP Corp. (1986) (Delaware)

                EREIM LP Associates (1%)

                    EML Associates (.02%)

            Six-Pac G.P., Inc. (1990) (Georgia)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

    Donaldson, Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)
        Equitable Holdings, LLC (cont.)

            Equitable Distributors, Inc. (1988) (Delaware) (a)

            Equitable JVS, Inc. (1988) (Delaware)

                Astor/Broadway Acquisition Corp. (1990) (New York)

                Astor Times Square Corp. (1990) (New York)

                PC Landmark, Inc. (1990) (Texas)

                Equitable JVS II, Inc. (1994) (Maryland)

                EJSVS, Inc. (1995) (New Jersey)


        Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)


        JMR Realty Services, Inc. (1994) (Delaware)

        Equitable Investment Corporation (l97l) (New York)

            Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

            Equitable JV Holding Corporation (1989) (Delaware)

            Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

            Equitable Capital Management Corporation (l985) (Delaware) (b)

                Alliance Capital Management L.P. (1988) (Delaware) (14.6%) limited partnership interest)

            EQ Services, Inc. (1992) (Delaware)

            EREIM Managers Corp. (1986) (Delaware)

                ML/EQ Real Estate Portfolio, L.P.

                    EML Associates, L.P. (80%)



(a) Registered Broker/Dealer       (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                             ADDENDUM A - SUBSIDIARY
                           OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

                  --------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                  --------------------------------------------


Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

    Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware)(a)(b)
        Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b) Autranet, Inc. (1985) (Delaware) (a)
    DLJ Real Estate, Inc.
    DLJ Capital Corporation (b)
    DLJ Mortgage Capital, Inc. (1988) (Delaware)

    Column Financial, Inc. (1993) (Delaware( (50%)


Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:
    Alliance Capital Management L.P. (1988) (Delaware) (b)
        Alliance Capital Management Corporation of Delaware, Inc. (Delaware)
            Alliance Fund Services, Inc. (Delaware) (a)
            Alliance Fund Distributors, Inc. (Delaware) (a)
            Alliance Capital Oceanic Corp. (Delaware)
            Alliance Capital Management Australia Pty. Ltd. (Australia) Meiji - Alliance Capital Corp. (Delaware) (50%)
            Alliance Capital (Luxembourg) S.A. (99.98%)
            Alliance Eastern Europe Inc. (Delaware)
            Alliance Barra Research Institute, Inc. (Delaware) (50%) Alliance Capital Management Canada, Inc. (Canada) (99.99%) Alliance Capital Management (Brazil) Llda
            Alliance Capital Global Derivatives Corp. (Delaware)
            Alliance International Fund Services S.A. (Luxembourg)
            Alliance Capital Management (India) Ltd. (Delaware)
            Alliance Capital Mauritius Ltd.
            Alliance Corporate Finance Group, Incorporated (Delaware)
                Equitable Capital Diversified Holdings, L.P. I
                Equitable Capital Diversified Holdings, L.P. II
            Curisitor Alliance L.L.C. (Delaware)
                Curisitor Holdings Limited (UK)
                Alliance Capital Management (Japan), Inc.
                Alliance Capital Management (Asia) Ltd.
                Alliance Capital Management (Turkey), Ltd.
                Cursitor Alliance Management Limited (UK)


(a) Registered Broker/Dealer              (b) Registered Investment Advisor

                            AXA-UAP GROUP CHART

The information listed below is dated as of December 31, 1997; percentages shown represent voting power. The name of the owner is noted when AXA-UAP indirectly controls the company.

                AXA-UAP INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Assurances Iard               France         100% by AXA France Assurance

AXA Assurances Vie                France         100% by AXA France Assurance

AXA Courtage Iard                 France         97.4% by AXA France Assurance
                                                 and UAP Iard

AXA Courtage Vie                  France         100% by AXA France Assurance

Alpha Assurances Vie              France         100% by AXA France Assurance

AXA Direct                        France         100%

Direct Assurances Iard            France         100% by AXA Direct

Direct Assurance Vie              France         100% by AXA Direct

AXA Tellit Versicherung           Germany        50% owned by AXA Direct and
                                                 50% by CKAG

Axiva                             France         100% by AXA France Assurance

Juridica                          France         88.4% by UAP Iard, 10.9% by
                                                 AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

Monvoisin Assurances              France         99.9% by different companies
                                                 and Mutuals

Societe Beaujon                   France         100%

Lor Finance                       France         100%

Jour Finance                      France         100% by AXA Conseil Iard and
                                                 by AXA Assurances Iard

Financiere 45                     France         99.8%

Mofipar                           France         100%

Compagnie Auxiliaire pour le      France         99.8% by Societe Beaujon
Commerce and l'Industrie

C.F.G.A.                          France         99.96% owned by Mutuals and
                                                 Finaxa

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, UAP Iard and
                                                 Mutuals

Argovie                           France         100% by Axiva and SCA Argos

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Astral Finance                    France         99.33% by AXA Courtage Vie

Argos                             France         N.S.

AXA France Assurance              France         100%

UAP Incendie Accidents            France         100% by AXA France
                                                 Assurance

UAP Vie                           France         100% by AXA France
                                                 Assurance

UAP Collectives                   France         50% by AXA Assurances
                                                 Iard, 3.3% by AXA Conseil
                                                 Iard and 46.6% UAP Vie

Thema Vie                         France         30% by Axiva, 11.9% by
                                                 UAP Collectives, 10.9% by
                                                 UAP Iard and 46.8% by UAP Vie

La Reunion Francaise              France         49% by UAP Iard and 51% by
                                                 AXA Global Risks

UAP Assistance                    France         52% by UAP Incendie-Accidents
                                                 and 48% by UAP Vie

UAP International                 France         50.1% by AXA-UAP and 49.9% by
                                                 AXA Global Risks

Sofinad                           France         100%

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 5.5% by AXA-UAP

Finaxa Belgium                    Belgium        100%

AXA Belgium                       Belgium        27.1% by AXA-UAP and 72.6%
                                                 by Finaxa Belgium

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by Finaxa Belgium

Royale Vendome                    Belgium        49% by AXA-UAP and 20.2% by
                                                 AXA Global Risks

Royale Belge                      Belgium        51.2% by Royale Vendome and
                                                 9.5% by different companies
                                                 of the Group

Royale Belge 1994                 Belgium        97.9% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        99.9% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil Assurance

Royale Belge Re                   Belgium        99.9% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     99.9%

AXA Assurance Vie Luxembourg      Luxembourg     99.9%

Royale UAP                        Luxembourg     100% by Royale Belge

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Paneurore                         Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

General Re-CKAG                   Luxembourg     37.8% by AXA-CKAG and 12.1%
                                                 by Colonia Nordstern
                                                 Versicherung

Royale Belge Investissements      Luxembourg     100% by Royale Belge

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Aurora                        Spain          30% owned by AXA-UAP and 40%
                                                 by UAP International

Aurora Polar SA de Seguros y      Spain          99.4% owned by AXA Aurora
Reaseguros

Aurora Vida SA de Seguros y       Spain          90% owned by Aurora Polar and
Reaseguros                                       5% by AXA-UAP

AXA Gestion de Seguros y          Spain          99.1% owned by AXA Aurora
Reaseguros

Hilo Direct Seguros               Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          59% owned by Aurora Polar,
                                                 29% by AXA Gestion and 12%
                                                 by Aurora Vida

UAP Iberica                       Spain          100% by UAP International

General Europea (GESA)            Spain          100% by Societe Generale
                                                 d'Assistance

AXA Assicurazioni                 Italy          100%

Eurovita                          Italy          30% owned by AXA Assicurazioni

Gruppo UAP Italia (GUI)           Italy          97% by UAP International and
                                                 3% by UAP Vie

UAP Italiana                      Italy          96% by AXA-UAP and 4% by GUI

UAP Vita                          Italy          62.2% by GUI and 37.8% by UAP
                                                 Vie

Allsecures Assicurazioni          Italy          90% by GUI and 10% by UAP
                                                 Italiana

Allsecures Vita                   Italy          92.9% by GUI and 7% by AXA-UAP

Centurion Assicurazioni           Italy          100% by GUI

AXA Equity & Law plc              U.K.           100%

AXA Equity & Law Life             U.K.           100% by SLPH
Assurance Society

AXA Insurance                     U.K.           100% owned by SLPH

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA-UAP and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holding

Sun Life Assurance                U.K.           100% by AXA Sun Life Holding

UAP Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

Servco                            U.K.           100% by AXA Sun Life Holding

AXA Sun Life                      U.K.           100% by AXA Sun Life Holding

AXA Leven                         The Nether-    100% by AXA Equity & Law Life
                                  lands          Assurance Society

UAP Nieuw Rotterdam               The Nether-    51% by Royale Belge, 38.9% by
Holding BV                        lands          Gelderland BV and 4.1% by
                                                 AXA-UAP

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Verzkerigen   The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Schade        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Leven         The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Zorg          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Schade

Societe Generale d'Assistance     The Nether-    51% by UAP Incendie-Accidents,
                                  lands          29% by UAP Vie and 20% by
                                                 AXA-UAP

Gelderland BV                     The Nether-    100% by UAP Vie
                                  lands

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Royale Belge International        The Nether-    100% by Royale Belge
                                  lands          Investissements

Vinci BV                          The Nether-    94.8% by AXA-UAP and 5.2% by
                                  lands          Parcolvi

AXA Portugal Companhia de         Portugal       43.1% by different companies
Serguros SA                                      of the AXA-UAP Group

AXA Portugal Companhia de         Portugal       95.1% by UAP Vie and 7.5% UAP
Serguros de Vida SA                              International

Union UAP                         Switzerland    99.9% by UAP International

Union UAP Vie                     Switzerland    95% by UAP International

AXA Oyak Hayat Sigorta            Turkey         60% owned by AXA-UAP

Oyak Sigorta                      Turkey         11% owned by AXA-UAP

Al Amane Assurances               Morocco        52% by UAP International

AXA Canada Inc.                   Canada         100%

AXA Boreal Insurance Inc.         Canada         100% owned by Gestion Fracapar
                                                 Inc

AXA Assurances Inc                Canada         100% owned by AXA Canada Inc

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Insurance Inc                 Canada         100% owned by AXA Canada Inc.
                                                 and AXA Assurance Inc

Anglo Canada General Insurance    Canada         100% owned by AXA Canada Inc.
Cy

AXA Pacific Insurance Cy          Canada         100% by AXA Boreal Insurance
                                                 Inc

AXA Boreal Assurances             Canada         100% by AXA Boreal Insurance
Agricoles Inc                                    Inc

AXA Life Insurance                Japan          100%

Dongbu AXA Life                   Korea          50%
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA-UAP and
                                                 AXA Reassurance

AXA Investment Holdings Pte Ltd   Singapore      100%

AXA Insurance                     Singapore      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Insurance                     Hong Kong      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Life Insurance                Hong Kong      100%

PT Asuransi AXA Indonesia         Indonesia      80%

The Equitable Companies           U.S.A.         58.7% of which AXA-UAP owns
Incorporated                                     42.0%, Financiere 45, 3.2%,
                                                 Lorfinance 6.4%, AXA Equity
                                                 & Law Life Association Society
                                                 4.1% and AXA Reassurance 3.0%

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      51% between AXA-UAP, 42.1%
                                                 and AXA Equity & Law Life
                                                 Assurance Society 8.9%


The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia Ltd                   Holdings Ltd

National Mutual International     Australia      100% owned by National Mutual
Pty Ltd                                          Holdings Ltd

National Mutual (Bermuda) Ltd     Australia      100% owned by National Mutual
                                                 International Pty Ltd


National Mutual Asia Ltd          Australia      41% owned by National Mutual
                                                 Holdings Ltd, 20% by Datura
                                                 Ltd and 13% by National Mutual
                                                 Life Association of
                                                 Australasia


Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Reassurance                   France         100% owned by AXA-UAP, AXA
                                                 Assurances Iard and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100%

AXA Re Asia                       Singapore      100% owned by AXA Reassurance

AXA Re U.K. Plc                   U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Holding               U.K.           100% owned by AXA Reassurance

AXA Re U.S.A.                     U.S.A.         100% owned by AXA America

AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Space                         U.S.A.         80% owned by AXA America

AXA Re Life                       U.S.A.         100% owned by AXA America

C.G.R.M.                          Monaco         100% owned by AXA Reassurance

                             AXA-UAP FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         97.2% (100% with Mutuals)
(C.F.P.)

AXA Banque                        France         98.7% owned by C.F.P.

AXA Credit                        France         65% owned by C.F.P.

AXA Gestion Interessement         France         100% owned by AXA Investment
                                                 Managers

Sofapi                            France         100% owned by C.F.P.

Soffim                            France         100% owned by C.F.P.

Societe de Placements             France         98.8% with Mutuals
Selectionnes S.P.S.

Presence et Initiative            France         100% with Mutuals

Vamopar                           France         100% owned by Societe Beaujon

Financiere Mermoz                 France         100%

AXA Investment Managers           France         100% by some AXA-UAP Group
                                                 companies

AXA Asset Management              France         100% owned by AXA Investment
Partenaires                                      Managers

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

AXA Asset Management              France         99.6% owned by AXA Investment
Distribution                                     Managers

UAP Gestione Financiere           France         99.9 by AXA-UAP

Assurinvestissements              France         50% by UAP Vie, 30% UAP
                                                 Collectives, 20% UAP
                                                 Incendie-Accidents

Banque Worms                      France         51% by CFP and 49% by
                                                 three UAP insurance companies

Colonia Bausbykasse               Germany        97.8% by AXA-CKAG

Banque Ippa                       Belgium        99.9% by Royale Belge

Banque Bruxelles Lambert          Belgium        9.3% by Royale Belge, 3.1%
                                                 Royale Belge 1994, 0.2% by
                                                 AXA Belgium

AXA Equity & Law Home Loans       U.K.           100% owned by AXA Equity & Law
                                                 Plc

AXA Equity & Law Commercial       U.K.           100% owned by AXA Equity & Law
Loans                                            Plc Loans

Sun Life Asset Management         U.K.           66.7% owned by SLPH and 33.4%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.9% held by ELAS

Donaldson, Lufkin & Jenrette      U.S.A.         76.2% owned by Equitable
                                                 Holdings LLC and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd.

National Mutual Funds             U.S.A.         100% by National Mutual Funds
Management North America                         Management (Global) Ltd.
Holding Inc.

Cogefin                           Luxembourg     100% owned by AXA Belgium

ORIA                              France         100% owned by AXA Millesimes

AXA Oeuvres d'Art                 France         100% by Mutuals

AXA Cantenac Brown                France         100%

AXA Suduiraut                     France         99.6% owned by AXA-UAP and
                                                 Societe Beaujon

                            AXA-UAP REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Prebail                           France         100% owned by AXA Immobilier

Axamur                            France         100% by different companies
                                                 and Mutuals

Parimmo                           France         100% by different companies
                                                 and Mutuals

S.G.C.I.                          France         100% by different companies
                                                 and Mutuals

Transaxim                         France         100% owned by S.G.C.I. and
                                                 C.P.P.

Compagnie Parisienne de           France         100% owned by S.G.C.I.
Participations (C.P.P.)

Monte Scopeto                     France         100% owned by C.P.P.

Matipierre                        France         100% by different companies

Securimo                          France         87.12% by different companies
                                                 and Mutuals

Paris Orleans                     France         100% by different companies
                                                 AXA Courtage Iard

Colisee Bureaux                   France         100% by different companies
                                                 and Mutuals

Colisee Premiere                  France         100% by different companies
                                                 and Mutuals

Colisee Laffitte                  France         100% by Colisee Bureaux

Fonciere Carnot Laforge           France         100% by Colisee Premiere

Parc Camoin                       France         100% by Colisee Premiere

Delta Point du Jour               France         100% owned by Matipierre

Paroi Nord de l'Arche             France         100% owned by Matipierre

Falival                           France         100% owned by AXA Reassurance

Compagnie du Gaz d'Avignon        France         100% owned by AXA Assurances
                                                 Iard

Ahorro Familiar                   France         44% owned by AXA Assurances
                                                 Iard, 1% by AXA Aurora Polar
                                                 and 1% by AXA Seguros

Fonciere du Val d'Oise            France         100% owned by C.P.P.

Sodarec                           France         100% owned by C.P.P.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Centrexpo                         France         99.3% owned by C.P.P.

Fonciere de la Ville du Bois      France         99.6% owned by Centrexpo

Colisee Seine                     France         100% owned by different
                                                 companies

Translot                          France         100% owned by SGCI

Colisee Alpha                     France         100% owned by Colisee Bureaux

Colisee Silly                     France         100% owned by Colisee Bureaux

S.N.C. Dumont d'Urville           France         100% owned by Colisee Premiere

Colisee Federation                France         100% by SGCI

Colisee Saint Georges             France         100% by SGCI

Drouot Industrie                  France         50% by SGCI and 50% by Axamur

Colisee Vauban                    France         99.6% by Matipierre

Fonciere Colisee                  France         100% by Matipierre and other
                                                 companies of the AXA-UAP Group

AXA Pierre S.C.I.                 France         97.6% owned by different
                                                 companies and Mutuals

AXA Millesimes                    France         85.4% owned by AXA-UAP and the
                                                 Mutuals

Chateau Suduirault                France         100% owned by AXA Millesimes

Diznoko                           Hungary        95% owned by AXA Millesimes

Compagnie Fonciere Matignon       France         100% by different companies
                                                 and Mutuals

Fidei                             France         20.7% owned by C.F.P. and
                                                 10.8% by Axamur

Fonciere Saint Sebastien          France         99.9% by UAP Vie

Fonciere Vendome                  France         91% by different companies of
                                                 the Group

La Holding Vendome                France         99.9% by AXA Global Risks

10, boulevard Haussmann           France         69% by La Fonciere Vendome and
                                                 31% by AXA Conseil Iard

37-39 Le Peletier                 France         100% by AXA Courage Iard

Ugici                             France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 93.1% by UAP Vie

Ugicomi                           France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 63.8% by UAP Vie

Ugif                              France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 59.6% by UAP Vie and 32.6%
                                                 by UAP Collectives

Ugil                              France         93.9% by different companies
                                                 of the AXA-UAP Group of which
                                                 65.8% by UAP Vie

Ugipar                            France         100% by different companies
                                                 of the AXA-UAP Group of which
                                                 39.4% by UAP Vie, 35.4% by AXA
                                                 Courtage Iard and 20.8% by UAP
                                                 Collectives

AXA Immobiller                    France         100% by AXA UAP

Quinta do Noval Vinhos S.A.       Portugal       99.6% owned by AXA Millesimes

                               OTHER AXA-UAP BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


A.N.F.                            France         95.4% owned by Finaxa

Lucia                             France         20.6% owned by AXA Assurances
                                                 Iard and 8.6% by Mutuals

Schneider S.A.                    France         10.4%

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                      NOTES
                                      -----


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3.  All ownership interests on the chart are 100% common stock ownership except:
    (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC's 34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.

5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                             The Hudson River Trust
                                EQ Advisors Trust
                                Separate Accounts


6.  This chart was last revised on April 1, 1998.

Item 27.  Number of Contractowners
          ------------------------

          Currently, there are 6 owners of the Variable Immediate Annuity Contracts offered by the Registrant.

Item 28.  Indemnification
          ---------------

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable, the registrant's depositor undertook to indemnify each of its directors and officers of Equitable and EQ Financial Consultants, Inc. ("EQ Financial"), the registrant's principal underwriter and a wholly-owned subsidiary of Equitable, who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable.

          Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters
          ----------------------


          (a) EQ Financial is the principal underwriter for Separate Account A and Separate Account No. 301, Separate Account I and Separate Account FP. EQ Financial's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of EQ Financial.


Name and Principal                                               Positions and Offices
Business Address                                                 with Underwriter
----------------                                                 ----------------


Derry E. Bishop                                                  Director and Executive Vice President
1290 Avenue of the Americas, NY, NY 10104

Harvey Blitz                                                     Director and Executive Vice President
1290 Avenue of the Americas, NY, NY 10104

 Name and Principal                                               Positions and Offices
 Business Address                                                 with Underwriter
 ----------------                                                 ----------------


 Michael J. Laughlin                                              Director
 1345 Avenue of the Americas, NY, NY 10105

 Michael S. Martin                                                Director, Chairman of the Board and Chief
 1290 Avenue of the Americas, NY, NY 10104                        Executive Officer

 Michael F. McNelis                                               Director, President and Chief Operating Officer
 1290 Avenue of the Americas, NY, NY 10104

 Richard V. Silver                                                Director
 1290 Avenue of the Americas, NY, NY 10104

 Mark R. Wutt                                                     Director
 1290 Avenue of the Americas, NY, NY 10104

 Martin J. Telles                                                 Executive Vice President and Chief Marketing
 1290 Avenue of the Americas, NY, NY 10104                        Officer

 Thomas J. Duddy, Jr.                                             Executive Vice President
 1290 Avenue of the Americas, NY, NY 10104

 Fred A. Folco                                                    Executive Vice President
 1290 Avenue of the Americas, NY, NY 10104

 William J. Green                                                 Executive Vice President
 1290 Avenue of the Americas, NY, NY 10104

 Edward J. Hayes                                                  Executive Vice President
 200 Plaza Drive, Secaucus, NJ 07096-1583

 Peter D. Noris                                                   Executive Vice President
 1290 Avenue of the Americas, NY, NY 10104

 Robert McKenna                                                   Senior Vice President and Chief Financial Officer
 1290 Avenue of the Americas, NY, NY 10104


 Janet E. Hannon                                                  Secretary
 1290 Avenue of the Americas, NY, NY 10104


          (c)  Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          The Registrant hereby represents that, as to certain redeemable variable annuity contracts funded by Registrant, it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that, in such cases, it complies with the provisions of paragraphs
(1)-(4) of that letter.

          Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 1998.



                                 SEPARATE ACCOUNT A OF
                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Registrant)

                                 By:  The Equitable Life Assurance Society
                                      of the United States


                                 By:  /s/ Maureen K. Wolfson
                                      ----------------------------
                                          Maureen K. Wolfson
                                          Vice President

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 1998.



                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Depositor)


                                 By:  /s/ Maureen K. Wolfson
                                      ----------------------------
                                          Maureen K. Wolfson
                                          Vice President



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement or amendment thereto has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                  President, Chief Operating Officer and Director

Edward D. Miller                 President, Chief Executive Officer
                                 and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                 Senior Executive Vice President
                                 and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel            Senior Vice President and Controller
---------------------
Alvin H. Fenichel
April 28, 1998

DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr.
William T. Esrey         Mary R. (Nina) Henderson     Stanley B. Tulin
Jean-Rene Fourtou        W. Edwin Jarmain             Dave H. Williams
Norman C. Francis        G. Donald Johnston, Jr.




By: /s/ Maureen K. Wolfson
    ----------------------
        Maureen K. Wolfson
        Attorney-in-Fact
        April 28, 1998

                                  EXHIBIT INDEX
                                  -------------


                Exhibit No.                                                      Tag Value
                -----------                                                      ---------


10(a)           Consent of Price Waterhouse LLP.                                 EX-99.10a CONSENT

10(b)           Powers of Attorney.                                              EX-99.10b POW ATTY









38381